Exhibit 99.24

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300472153	725781a7-2634-415a-9038-59c570391de5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Attorney fees, Title - E Recording Service fee and Title - Lenders Title Insurance fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrowers.
07/24/2017: PC CD
07/24/2017: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail. Loan will be rated 'B'.  07/13/2017:  A Funding CD in the loan file did not correct these fees.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with185.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300472153	63ef0f95-2168-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Seller Courier Fee is reflected in section H of the funding Closing Disclosure.  The Courier fee was from the service provider on the WLSP for title services.  The title service provider should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrowers.
07/24/2017: PC CD
07/24/2017: Audit review of revised CD reflects Sections H fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with185.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300472153	c5ac0355-1f68-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Required Documentation	Evidence the second property listed on the loan application does not have an HOA fee.	07/18/2017: REO HOA docs	07/18/2017: Audit reviewed REO HOA documents, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with185.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300472153	6f2fc479-1e68-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  XXXX Signed business returns not provided for business A on Schedule E, Part II of the XXXX tax return.
08/17/2017: signed XXXX tax return
08/17/2017: Audit reviewed executed XXXX business returns for business A on Schedule E, Part II of the XXXX tax return, and has determined that the document was executed PRIOR to consummation date. QM requirements were met. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with185.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300472153	dd38fdd3-1e68-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1
Missing K-1's for the 1st business listed for the co-borrower on the loan application and the business for the borrower listed on the continued Sheet of the loan application.  Additional conditions may apply.
															07/26/2017: business	07/26/2017: Audit reviewed XXXX/XXXX executed 1120 Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with185.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300472153	8d9c1742-2168-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/17/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with185.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777

300488600	80c976ef-ab77-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.
08/16/2017: The attached email confirms the HELOC account was closed as stated on the Payoff Demand letter previously upload for the HELOC.08/14/2017: Please see the 2 attached documents: 1. Payoff Request: which advised they will automatically close unless contacted. 2. Sub Escrow Settlement Statement showing payoff to HELOC.

08/16/2017: Audit reviewed e-mail verification HELOC was closed, and has determined that the evidence submitted was confirmed by the HELOC holder. Agent states that the LOC was paid off and closed. Documentation is deemed acceptable. Condition cleared.  08/14/2017: Audit reviewed the Lender Rebuttal, and has determined that an executed (by the borrowers) HELOC loan closure letter is required. The Demand statement does not verify that the borrower's closed the account. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years in Field Borrower has 18 years in Field

300488600	d2ed5aab-e9b5-4bdc-a37b-7420e8292cb9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final CD is paid to the title company and should be paid to the actual service provider. Provided a corrected CD and LOE to the borrower.	08/07/2017: Company listed on CD is the name of the Appraisal Management Company and not the title company used for this transaction.	08/07/2017: Company listed on CD is the name of the Appraisal Management Company and not the title company used for this transaction.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 49 months payment history with no late payments reported; Years in Field Borrower has 18 years in Field

300500307	1fec4fb3-8fc0-4524-9365-7a732b5beecb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The final CD reflects a Condo Budget Fee in Section A. The fee should be reflected in Section H as the fee was not paid to the lender.		07/24/2017: A Post Close CD provided in the loan file reflects Condo Budget fee in section H. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	138ee2b2-7c70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	The Loan Disclosure section of the final CD is incomplete. The escrow account section reason for no escrow account is blank.	08/04/2017: pccd
08/04/2017: Audit review of revised CD reflects completed Loan Disclosure section of the final CD, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	9eb12c0c-1170-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Missing evidence of PITIA Mortgage, Taxes, Insurance and HOA due for REO #2. Additional conditions may apply	08/04/2017: REO docs07/31/2017: REO info
08/04/2017: Audit reviewed REO #2 documentation, and has determined that all documentation for REO was submitted and is deemed acceptable. Condition cleared. 07/31/2017: Audit reviewed REO documentation, and has determined that the incorrect REO (1st REO listed) was provided.  Provide evidence of PITIA Mortgage, Taxes, Insurance and HOA due for REO #2 (p236 - Land only property) listed on the final 1003. Condition remains.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	4596873c-7b70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	Audited DTI of XX.XX% exceeds 43% DTI threshold per QM. DTI exceeds guidelines due to inclusion of primary home HELOC in DTI omitted by lender. Loan Fails criteria for Qualified Mortgage	08/17/2017: guideline LOX08/04/2017: DTI docs
08/17/2017: Audit consulted with management, and has determined that Appendix Q defaults to GSE guides. The HELOC payment does not need to be considered as part of the borrower's individual recurring monthly debt XXXXXXXXXXs due to evidence submitted. 12 months of cancelled checks provided reflect that the business pays the XXXXXXXXXX out of company funds. DTI is 42.04%. Condition cleared. 08/04/2017: Audit reviewed HELOC documentation, and has determined that the HELOC is in the borrower's name not the business, therefore must be included within the DTI. Per Appendix Q, For purposes of § 1026.43(c)(2)(iv), a simultaneous loan includes any covered transaction or home equity line of credit (HELOC) subject to § 1026.40 that will be made to the same consumer at or before consummation of the covered transaction and secured by the same dwelling that secures the covered transaction. Borrower has legal XXXXXXXXXXs to the HELOC. Condition remains.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	ed76aea4-7b70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation	Asset documentation for accounts #1, #2, #3, #4 in file exceed 90 days. Please provide updated asset documentation.	07/31/2017: Lox and attached bank statements
07/31/2017: Audit reviewed the Lender Rebuttal, and has determined that account 1 and 2 were Quarterly; and accounts 3 and 4 were annual statements. Documentation is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	dc87b56d-7b70-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing Hazard Insurance Declaration. Documentation in file is HO6 Condominium policy. Lender guidelines require a copy of the master hazard insurance policy on condominiums.	07/31/2017: master hoi	07/31/2017: Audit reviewed Master Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	44818a5c-1170-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Missing condominium questionnaire. Additional conditions may apply	07/31/2017: Condo quest	07/31/2017: Audit reviewed Condominium Questionnaire, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	776111ea-1070-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA fees for primary residence supporting $X.XX/month as per 1008/1003.	08/04/2017: HOA proof
08/04/2017: Audit reviewed evidence of HOA via Appraisal Report, and has determined that said report reflects $XXX per year. Monthly amount is $X.XX. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	de1a1e68-1170-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Review Documentation	Missing condominium budget. Additional conditions may apply.	07/31/2017: Condo	07/31/2017: Audit reviewed Condominium budget, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	57a1e97c-fe6e-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraisal not provided	An Appraisal Report was not provided in the loan file	07/31/2017: apprsl07/28/2017: appraisal
07/31/2017: Audit reviewed the Appraisal provided, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 07/28/2017: Audit reviewed the Appraisal provided, and has determined the it is NOT for the subject property. The Appraisal submitted is for the borrower's departure residence. Provide subject property Appraisal. Condition remains.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300500307	9a81475f-1070-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file	08/04/2017: CDA	08/04/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #8 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 762; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 58.54%

300506122	6275b6e5-14cf-4e0a-ac97-c9b56d000c58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee (2nd Appraisal) of $XXX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee (2nd Appraisal) of $XXX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
															PCCD: $XX.XX cure included in wire amount at funding	08/29/2017: Received explanation letter and post consummation CD reflecting $XX credit to cure. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	71c622bd-f554-4166-bb8a-0ff3f88e8abd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX0% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	5d728e68-627c-4392-9e96-8c6e46c64bdc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $XXX.XX on the Final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
08/29/2017: Received change in circumstance for lock extension. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	d94df7ea-e9cd-4268-947f-87fa7e0f5815	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
The rescission period expiration is midnight of XX/XX/XXXX and the XXXXX CD reflects a disbursement date of XX/XX/XXXX, however Funding Worksheet and XXXXX Alt A Settlement Statement provided in the loan file reflect disbursement date of XX/XX/XXXX. Provide corrected XX and letter of explanation to the borrower reflected disbursement date of XX/XX/XXXX.
08/29/2017: Received explanation letter and post consummation CD reflecting correct disbursement date. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	3379295f-728a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowners Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Property Taxes in section F of the final Closing Disclosure are missing the name of the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
08/29/2017: Received explanation letter and post consummation CD reflecting payees in Section F. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	efae3eb0-768a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to borrower of $XXX,XXX.XX versus the Final CD which reflects a cash to borrower of $XXX,XXX.XX with a discrepancy of $X,XXX.XX.  Provide explanation for the discrepancy and if applicable, copy of refund check, letter of explanation to the borrower and proof of delivery within XX days of consummation.
08/29/2017: Received explanation letter and post consummation XX. Cash to borrower matches. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	de6391c5-d9b9-4707-be30-bf425c927291	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosure. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.		08/29/2017: Received attestations no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	b710f8f3-58bf-473f-8588-2fb5780dd663	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/29/2017: Received acknowledgement of initial CD. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	7c28e6b6-df89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	8107b627-758a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Transaction	Per lender's guidelines, delayed financing transactions are not eligible for cash out transactions.
09/06/2017: Bank statement XX/XX/XXXX:  Page X of the prelim says title is held in our borrowers name. It didn't say when title was taken. that is why we uploaded the report, to show when title was taken XX/XX/XXXX:  Correct they are not eligible for cash out. The cash out from transaction was used to reimburse borrowers funds into the purchase.

10/05/2017: Audit acknowledges the client approved exception to allow delayed financing. Loan will be rated a B. 09/08/2017: Audit re-analyzed the loan file, and has determined that the loan is a Jumbo 1 product with delayed financing.  Per Guidelines, funds used to purchase the property are to be fully documented and sourced and must be the borrower’s own funds, NO BUSINESS FUNDS.  The Purchase (cash transaction) Settlement statement was provided. Business funds were used to Purchase the property ($XXX,XXX and $XX,XXX per asset statements provided. Funds were wired from the Business Account to the Personal Checking account. An Exception is pending review from client for use of business funds.  HOWEVER, guidelines also require a Preliminary title that reflects the borrower as the owner and no liens. MISSING said title, the commitment provided was dated PRIOR to the Application date and does NOT reflect borrower in title. Condition remains for (1) the Exception from client for business funds AND (2) provide the prelim title.09/06/2017: Audit reviewed the Lender Rebuttal, and has determined that the guidelines require minimum of 6 months to elapse between the time a borrower purchases a home and subsequently applies for a cash-out refinance. County Auditor's office reflects that borrower took title on 06/13/2017, therefore as a delayed financing transactions this is not eligible. Condition remains.   09/05/2017:  Schedule B II of the preliminary title reflects 2 mortgages in the name of the seller, page 758.  Also, the down payment came from a business account.  The subject loan does not meet the requirements for a delayed financing transaction.  Condition remains. 09/05/2017:  Audit reviewed Lender's rebuttal.  The $XX,XXX down payment was withdrawn from the business account and deposited to the personal account.  The preliminary title does not reflect the borrower as the owner.  Loan does not meet Lender's guidelines.  Condition remains.08/31/2017:  Audit reviewed the delayed financing requirements in the updated Jumbo Guidelines dated 06/01/2017.  Delayed financing is allowed for Jumbo 1 products with the following conditions:  property purchased for cash within 60 days of application date; HUD-1 reflecting no financing obtained; preliminary title reflects borrower as owner and no liens; funds used to purchase are documented and sourced with no borrowed funds, gifts or business funds; LTV/CLTV for rate and term refinances are met. Upon review of the loan file, the borrower is not on the preliminary title as owner (page 474) and $XX,XXX of the initial purchase came from a business account (from business page 204 to personal (page 143).  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	52992e1a-778a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing W-2	Missing XXXX W-2 for borrower's Form 1040 Schedule X Part II Business X.
08/31/2017:  Neither XX nor Lender guidelines require W-2s for self-employed borrowers.  Amount is verified under compensation of officer on business return and all W-2s equal line X on personal return.  Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	ef9a931b-758a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Cash Out Amount Exceeds Guideline Maximum	Lender guidelines allow a maximum cash out of $XXX,XXX, per the final XX the borrower received a cash out amount of $XXX.XXX.XX.	Again the cash out for delayed financing doesn't follow max cash out guidelines.
09/08/2017: Audit re-analyzed loan file, and has determined that the this is a Limited Cash Out-Rate Term Refinance with delayed financing. Condition rescinded. 08/31/2017:  Audit reviewed the delayed financing requirements in the updated Jumbo Guidelines dated XX/XX/XXXX.  Delayed financing is allowed for Jumbo 1 products with the following conditions:  property purchased for cash within XX days of application date; HUD-1 reflecting no financing obtained; preliminary title reflects borrower as owner and no liens; funds used to purchase are documented and sourced with no borrowed funds, gifts or business funds; LTV/CLTV for rate and term refinances are met. Upon review of the loan file, the borrower is not on the preliminary title as owner (page XXX) and $XX,XXXof the initial purchase came from a business account (from business page XXX to personal (page XXX).  Condition remains.  This needs to be addressed prior to clearing this condition.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506122	fb706abd-738a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	LTV Exceeds Guideline Limit
The subject loan closed as a rate/term refinance with delayed financing.  Lender guidelines requires a maximum LTV of XX.XX% for a cash out refinance with delayed financing, however the current LTV of the subject is XX.XX%.  Audit used  $X,XXX,XXX  to calculate the LTV as per Lender's guidelines the recent purchase price must be used when the subject property was purchased  < X months from the application date.

The appraised value should be $X,XXX,XXX . This doesn't cause loan to be over on LTV as it is a rate and term per our delayed financing guidelines. Delayed financing is considered rate and term, therefore none of the cash out guidelines need to be followed including LTV.

09/08/2017: Audit re-analyzed loan file, and has determined that the this is a Limited Cash Out Refinance. LTV/CLTV meet guideline requirements. Condition rescinded. 08/31/2017:  Audit reviewed the delayed financing requirements in the updated Jumbo Guidelines dated XX/XX/XXXX.  Delayed financing is allowed for Jumbo 1 products with the following conditions:  property purchased for cash within 60 days of application date; HUD-1 reflecting no financing obtained; preliminary title reflects borrower as owner and no liens; funds used to purchase are documented and sourced with no borrowed funds, gifts or business funds; LTV/CLTV for rate and term refinances are met. Upon review of the loan file, the borrower is not on the preliminary title as owner (page XXX) and $XX,XXX of the initial purchase came from a business account (from business page XXX to personal (page XXX).  Condition remains.  This needs to be addressed prior to clearing this condition.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40 months reserves; FICO is higher than guideline minimum FICO of 720 required, loan qualified with 795 FICO; Years in Field Borrower has 15 Years in field.

300506125	be2e8cb2-da88-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The CD Transaction information is missing The Seller name and address on the final and post consummation. 38(a)(4)(i) and (ii)		08/24/2017: Non-material finding. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	31eff48e-4e87-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosures. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.		08/24/2017: Received attestations no affiliates. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	371a3992-6687-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the Duplicate Tax Bill in section H of the final Closing Disclosure is missing the name of the payee.  Provide corrected CD and letter of explanation to the borrower.
08/24/2017: Received explanation letter and post consummation CD correcting Sections F & H. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	845f7474-6988-4811-94c8-778c4c23b614	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		08/24/2017: Received evidence Borrower was provided with initial Loan Estimate and WLSP within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	bc8fed6b-16eb-43d7-bbf3-34676d1a95d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure was not provided in the loan file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
08/24/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	27274e0b-5387-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
08/24/2017: Received explanation letter and post consummation CD reflecting Credit Report fee in Section B. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	b3c8e9bf-6631-46da-8a58-887f931f4d39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp and State Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
08/24/2017: Received explanation letter and post consummation CD reflecting government entity in Section E. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	f5311e35-6887-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Initial CD was not provided in the loan file.		08/24/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	a20eeaa1-6787-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates that the Property Taxes and Homeowner's Insurance are escrowed, however section G of the final Closing Disclosure does not reflect escrows for the Property Taxes or  Homeowner's Insurance.  Provide corrected CD and letter of explanation to the borrower.
08/24/2017: Received explanation letter and post consummation CD reflecting no escrows on page X and page X. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300506125	d555d59e-4987-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed XXXX-X at application and closing. Executed XXXX-X at closing was not provided.		08/24/2017: Received XXXX-X executed at closing. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 17.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300552548	f10fcfee-d945-4c10-9e9d-fc1b327f45d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure missing form file.		08/30/2017: The finding is non-material, the loan will have final rating of a 2.
300552548	2b562449-928e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA is missing from file.		09/05/2017: CDA provided reflecting a value of $XXX,XXX which is a -2.8% variance. Variance within acceptable tolerance. Condition Cleared.
300553379	9cf43089-9584-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Principal Reduction in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.		08/22/2017: Audit reviewed, and has determined that Section H is acceptable. Condition rescinded.
300553405	e68b2ed7-3c76-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Gift letter in file reflecting $XXXXXX gifted to borrowers. Lender’s guidelines require proof of transfer and receipt from the donor and borrower which was not provided in file.	08/02/2017: hi, please see attached wire showing funds coming from gift donor	08/02/2017: Audit reviewed the wire to borrower and wire from donor, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.28%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752; Years in Field Borrower has 9 years in Field

300554277	e9330bb0-862e-4ff8-8a92-de70445c095a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
08/22/2017: A RESPA Credit Report charge cure of $XX.XX on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.95%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.8 months reserves; LTV is lower than guideline maximum  UW Guides maximum LTV of 70%, loan qualified with LTV of 58.70%

300554277	c74300de-7287-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording Fee was disclosed on LE as XXX and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $XX is required.		08/22/2017: A RESPA charge cure of $XX on final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.95%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.8 months reserves; LTV is lower than guideline maximum  UW Guides maximum LTV of 70%, loan qualified with LTV of 58.70%

300554277	61fa8607-6487-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	The credit documents for the subject loan were not provided.	08/30/2017: please see attached	08/30/2017: Audit reviewed the Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.95%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.8 months reserves; LTV is lower than guideline maximum  UW Guides maximum LTV of 70%, loan qualified with LTV of 58.70%

300558337	dc403890-6082-48e8-8a6c-719a1049a2e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge Under Disclosed
The XXXXX TIL reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected TIL, evidence of Refund to the XXXXXXXX, letter of explanation and proof of delivery to the XXXXXXXX, re-open rescission if applicable
09/14/2017: see attached letter & check
09/14/2017: Audit reviewed evidence of check for cure of $SXXX.XX, Notification of the error (i.e., the letter to XXXXXXXX) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch 'B'.  09/05/2017:  Audit included fees:  Processing $XXX, Underwriting $XXX, Settlement $XXX, Courier $XX, prepaid interest $XXXX.XX, State TX $X.XX, Flood Cert $X.XX, Attorney Doc Prep $XX.  The XXXXX TIL reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX, an under disclosure of $XXX.XX.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years on Job Borrower has18 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 67 months payment history with no late payments reported

300558337	8a0e47e3-f08c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XX,XXX. A cost estimator from the insurer was not provided.
09/14/2017: see attached Cost Estimator
09/14/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years on Job Borrower has18 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 67 months payment history with no late payments reported

300558337	0c391e6c-c41f-4510-993f-170ebd6fd851	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Prepaid Finance Charges under disclosed
The XXXXX TIL reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX which exceeds the $XX allowable tolerance for Rescindable Transactions. Provide corrected TIL, evidence of Refund to the XXXXXXXX, letter of explanation and proof of delivery to the XXXXXXXX, re-open rescission if applicable
09/05/2017: Duplicate condition, rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years on Job Borrower has18 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 67 months payment history with no late payments reported

300567946	90a38ed3-2685-4c6d-aaaa-db13bb63c09c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX. The lender credit decreased to $XXXX.XX on the final CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
09/01/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300567989	fd4c6b92-f88c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.		09/05/2017: Received X/XX CD. Compliance testing complete. Condition cleared.
 Reserves are higher than guideline minimum UW guides required 9 months reserves, loan qualified with 48 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years on Job Co-borrower on job for 18.5 years

300567989	0b8b9de9-f98c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification or VVOE completed within 30 days of note date as required per guidelines was not provided.		09/05/2017: Received VVOE for both borrowers within acceptable time frame. Condition cleared.
 Reserves are higher than guideline minimum UW guides required 9 months reserves, loan qualified with 48 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years on Job Co-borrower on job for 18.5 years

300567989	e6657d58-f88c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #2 on the final application not provided.	09/13/2017: Proof of taxes
09/13/2017: Audit reviewed evidence of Taxes and Insurance for REO #2 on Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 09/05/2017:  Received mortgage statement.  However, it states escrow for taxes and/or insurance.  Evidence it covers taxes and insurance not provided.

 Reserves are higher than guideline minimum UW guides required 9 months reserves, loan qualified with 48 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years on Job Co-borrower on job for 18.5 years

300567989	6b64ec4a-f88c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
09/13/2017: Signed Business Returns
09/13/2017: Audit reviewed executed 2015/2016 1065 Business Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  09/05/2017:  While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI. Accordingly, the implication is that the party has business income even though it is not being used which opens the discussion for debts of the business that are the responsibility of the applicant/borrower that must be reconciled. Therefore, tax returns, P&L and Balance Sheet are required to pass QM.  Condition remains.

 Reserves are higher than guideline minimum UW guides required 9 months reserves, loan qualified with 48 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years on Job Co-borrower on job for 18.5 years

300567989	7d6b3943-f88c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Partnership Business A and B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/11/2017: 09/26/2017: Profit & Loss
10/11/2017: Audit reviewed all documentation provided, and has determined that the Balance Sheet was submitted for Schedule E-II (A) and (B) prior to consummation. Documentation submitted is deemed acceptable. QM requirement have been met. Condition cleared.  09/26/2017: Audit reviewed all documentation provided, and has determined that the Balance Sheet was submitted for Schedule E-II (A) prior to consummation. HOWEVER, Missing Balance Sheet for Schedule E-II (B). Condition remains. 09/05/2017:  While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI. Accordingly, the implication is that the party has business income even though it is not being used which opens the discussion for debts of the business that are the responsibility of the applicant/borrower that must be reconciled. Therefore, tax returns, P&L and Balance Sheet are required to pass QM.  Condition remains.

 Reserves are higher than guideline minimum UW guides required 9 months reserves, loan qualified with 48 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years on Job Co-borrower on job for 18.5 years

300567989	5dc7d373-f88c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
09/06/2017: 3rd party verification
09/06/2017: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required.  Condition rescinded. 09/05/2017:  While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI. Accordingly, the implication is that the party has business income even though it is not being used which opens the discussion for debts of the business that are the responsibility of the applicant/borrower that must be reconciled. Therefore, verification of business, tax returns, P&L and Balance Sheet are required to pass QM.  Condition remains.

 Reserves are higher than guideline minimum UW guides required 9 months reserves, loan qualified with 48 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years on Job Co-borrower on job for 18.5 years

300571482	f213e9cf-4d9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The final CD is missing the payoffs and payment page.
A Payoffs and Payments table is not required for this loan. The Payoffs and Payments table is only an option when the alternative CD form is used. This loan did not use the alternative CD. On page 3 of the Closing Disclosure, the Calculating Cash to Close table and Summaries of Transactions tables are disclosed. (§ 1026.38(i), (j), and (k)). For transactions without a seller, a Payoffs and Payments table may be substituted for the Summaries of Transactions table and placed before the alternative Calculating Cash to Close table. (§ 1026.38(e)(4) and (t)(5)(vii)(B)).
09/25/2017: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; Years on Job Borrower has 7 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 58 months payment history with no late payments reported

300571482	8f411870-4e9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/25/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves; Years on Job Borrower has 7 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 58 months payment history with no late payments reported

300581445	8925bd36-ae89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Lender and Broker Affiliated Business Disclosure. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.		08/30/2017: Received attestations no affiliated. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.10 months reserves

300581445	d253d467-d312-4c09-8520-936a2a06ca52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated 08/08/2017. E-Disclosure Tracking provided in file reflects borrower e-signed documentation same day as date of initial XX, however it does not specify that the Initial XX was acknowledged. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/30/2017: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.10 months reserves

300581445	0e6942f3-a789-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp listed in section X of the final Closing disclosure does not list the name of the government entity assessing the tax.  Provide corrected XX and letter of explanation to the borrower.
08/30/2017: Received explanation letter and post consummation reflecting government entity in Section X. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.10 months reserves

300581445	1dc95099-a789-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section X of the final Closing Disclosure is missing the name of the payee and the property taxes in section X of the final Closing Disclosure are missing the government entity assessing the tax. Additionally, the Natural Hazard Disclosure and the Pest Inspection Fee in section X of the final Closing Disclosure are missing the name of the service providers.  Provide corrected XX and letter of explanation to the borrower.
08/30/2017: Received explanation letter and post consummation reflecting payees in Section X & Section X. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.10 months reserves

300581445	b14ee757-bf89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with XXX% extended replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
09/01/2017: Estimated cost to rebuild
09/01/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.10 months reserves

300581445	5b0a22fb-be89-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Loan amount greater than guideline maximum	Lender guidelines allow a maximum loan amount of $X,XXX,XXX for first time homebuyers. Per the loan approval and Note, the subject loan amount is $X,XXX,XXX.	Loan exception: Investor approval	09/05/2017: Audit acknowledges the client approved exception for loan amount exceeding maximum for a first time homebuyer. Loan will be rated a B.08/30/2017: Pending Client exception review
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.10 months reserves

300581445	64134560-a989-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/28/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.10 months reserves

300590686	ea9ff688-6405-46da-a131-f327aef7b46d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The loan file contains a credit report reflecting a charge of $XX.XX however Section B of the initial and final CD does not reflect a credit report fee. Provide corrected CD and letter of explanation to the Borrower.
08/31/2017: A Post Close CD was provided in the file reflecting the credit report charge in Section B. A letter of explanation to the borrower along with proof of delivery was included.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%

300590686	b2852343-5c8e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final and post close Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		08/31/2017: A Post Close CD was provided in the file reflecting the government entity assessing the tax. A letter of explanation to the borrower along with proof of delivery was included.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%

300590686	c298a1db-bf4f-4e22-b309-341df6134dab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XXXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $XXXXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
08/31/2017: Section J of the final Closing Disclosure reflects a credit for the increase in Closing Costs above legal limit which was sufficient.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%

300590686	e3cfbaf4-5c8e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Flood policy in file reflects policy term date of XX/XX/XXXX through XX/XX/XXXX which is after the note date. Provide evidence flood policy in effect at time of close.
09/12/2017: Please rescind this condition. The attached policy that was sent with the original file states the endorsement effective date was XX/XX/XXXX the date of the note. It is stated in the lower part of the policy.

09/12/2017: Audit reviewed the Flood Insurance within the loan file (page 572), and has determined that the documentation does NOT include "Endorsement Effective Date" of XX/XX/XXXX that was included on the Declaration page downloaded. The Flood Insurance Declaration page submitted is deemed acceptable. Between the 2 documents, it appears the Subject property was covered at the time of consummation. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%

300590686	f64ca977-5f8e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		9/1/2017: CDA provided reflecting reconciled value of $XXXXXXX at 0% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18 months; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.85%

300590702	75a465ec-448f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure indicates the lender used “other” instead of flood insurance in the Estimated Taxes, Insurance & Assessments section. Flood insurance is escrowed. The estimated Taxes, Insurance & Assessments section also fails to state that the "Other/Flood" is in escrow. Provide re-disclosed CD and letter of explanation.

09/08/2017:  Received explanation letter and post consummation CD.  Condition cleared.  Loan will be rated a B.09/07/2017:  Per Compliance, condition remains.  Please provide corrected CD & explanation letter.09/06/2017:  Per Compliance, the final and post consummation Closing Disclosures are incorrect.  The boxes for property taxes and insurance should be checked.  The Other box should not be checked and nothing should be listed next to Other.  Please provide corrected CD & explanation letter.  09/05/2017:  Pending Compliance review

300590713	638ffa4d-0ff7-4c0f-823c-c39f0e724249	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/18/2017: Flood Cert Attestation
09/18/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	267aa880-80be-42a9-b42e-1fdfded925ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure dated does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		09/14/2017: Received explanation letter and post consummation CD. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	fd235ced-9c98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in sectionX of the final Closing Disclosure is missing the name of the payee and the Natural Hazard Disclosure in section X of the final Closing Disclosure does not reflect the name of the service provider.
09/13/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	09bda0c5-9e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property XX on the final application not provided.
09/20/2017: Taxes for this property are $X,XXX.XX. Individual HO6 rance is not required since this is a Condo and there is no lien on the property per the property profile, so it would not be mandatory anyway.
09/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the Property Profile confirms REO is a Condo. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	6b088ad1-9e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property XX on the final loan application.	09/20/2017: HOA dues are $XXX/mo. for the property in question.	09/20/2017: Audit reviewed HOA documentation provided, and has determined that sufficient evidence was submitted to verify HOA monthly amount of $XXX.XX. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	961d2aab-9e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided for Business A on Schedule E Part II of XXXX tax return.
09/26/2017: As requested
09/26/2017: Audit reviewed XXXX executed XXXX Business Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	a14039a3-9e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing YTD XXXX Balance Sheet for BusinessXB on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/11/2017: P&L and Bal Sheet
10/11/2017: Audit reviewed YTD XXXX Balance Sheet for Business B on Schedule E Part II of XXXX tax return, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	9527fe93-9e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
10/11/2017: P&L and Bal Sheet
10/11/2017: Audit reviewed YTD XXXX P&L Statement for Business B on Schedule E Part II of XXXX tax return, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590713	57eb88ba-9e98-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for XX months. VOR provided in file only verifies 6 months rental history. VOR covering XX month period required to verify.
09/18/2017: Please kindly re-examine the VOR in file. It covers over 2 years of rental history. Move in date of X/XX/XX to present ,X times late, but never more than XX days late. The X instances of late payments were listed. Again, nothing more than XX days late, and rental history is covered for well over XX months.

09/18/2017: Audit reviewed VOR documentation within the loan file, and has determined that said document states, by the management company, that the borrower has resided at the rental property from XX/XX/XXXX through application date. Sufficient evidence was provided to verify XX housing history with no lates greater than XX days. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 731; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.06%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 78.90 months reserves

300590724	c7aad934-769d-4802-a5e9-76b2a1a3e61b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XX refund due for cure.   Cure provided per lender credit on final CD.
10/02/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies
300590724	2bcfefe1-aca7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report was not provided in file.		10/03/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300590976	f02eee23-87a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for the “S” corporation signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
10/18/2017: Received executed S-Corp returns. Condition cleared.
 Years Self Employed Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 134.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.79%

300591560	25131609-3a8f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure was not provided in the loan file.		09/07/2017: Received initial escrow disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	53aa28bf-388f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	A copy of the Mortgage/Deed of Trust was not provided in the loan file.		09/07/2017: Received mortgage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	20d812d9-388f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		09/07/2017: Received evidence of hazard insurance. Coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	43982219-388f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	A copy of the Note was not provided in the loan file.		09/07/2017: Received note. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	ed98e879-378f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the loan file.		09/07/2017: Received evidence of rate lock. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	f599c707-398f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Initial LE and any subsequent Revised LE's along with any corresponding change of circumstance forms were not provided in the loan file.		09/17/2017: Received loan estimates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	cb9c5100-9b7b-4bd7-8ac0-296f9e4f0d03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrower.		09/07/2017: Received Intent to Proceed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	4f64ca94-398f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		09/07/2017: Received title commitment. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	cc9edd7f-d08f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of Loan Flood Certificate not provided.		09/07/2017: Received Flood Cert. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	ee1d3925-388f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
09/07/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591560	cd9edd7f-d08f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Title and Mortgage were not provided. Additional conditions may apply.	See uploads for title and mortgage	09/07/2017: All APR # match. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 765; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26.70 months reserves

300591682	8198dcdd-210f-4bdc-adfd-b071e8246ea0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Courier fee, Title - Digital Archive 49 fee, Title - Document Prep fee, Title - Endorsement Fee, Title - Loan Tie-In fee, Title - Mobile Notary fee(travel not required), Title - Premium for Lender's Coverage, Title - Recording fee, Title - Settlement or Closing fee and Title - Sub Escrow fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the XXXX.  The title service fees should be listed in section C of the CD.  Provide corrected CD and letter of explanation to the borrower.
08/23/2017: A Post Close CD reflects the fees were moved from section B to section C along with confirmation email to borrower. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300591682	2ab3640e-0788-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX is missing page 5 of 5.		08/28/2017: Received all pages of closing disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300591682	313c4ef6-c3e4-4b03-9337-8aa7ecc20880	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Fund Held Final Accounting fee in section H of the final Closing Disclosure does not list the specific fee it is for and is paid to a government entity.  The fee paid to a government entity by the borrower belongs in section E of the CD.  Provide a corrected CD and letter of explanation to the borrower.
08/31/2017: sorry, please see attached08/29/2017: see attached
08/31/2017: Audit review of revised CD includes payees to all fees, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  08/29/2017: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300591682	e9510b43-0488-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX%.  Due to the miscalculation of income the actual DTI is XX.XX%.  The calculated  YTD XXX P&L income was less than the most recent tax return and per QM this income must be used for qualification.  The loan does not meet the DTI requirements for a Qualified Mortgage.
08/28/2017: Audit reviewed Lender's rebuttal and agrees. DTI XX.XX% Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  16.80 months reserves; Years on Job Borrower has 6.67 years on job

300591693	5d7ac9e5-54b1-462c-835f-8512e6db9048	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
09/18/2017: Received attestation Lender does not charge for Flood Cert or Credit Report. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  745; Years Self Employed Borrower has 10 years Self Employed

300591693	8658a41a-8399-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXXX.  A cost estimator from the insurer was not provided.

09/22/2017: hi, please see attached. thank you,09/19/2017: Hi, The policy in the file has Replacement Cost of 150%, which would be $XXXXXX.XX in coverage for dwelling, plus policy shows an additional $XXXXX for other structures. Appraisal shows $XXXXXX cost new, which included the garage/carport. Thank you

09/22/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.09/19/2017: Audit reviewed the Lender Rebuttal, and has determined that the dwelling coverage amount is $XXXXXX with XXX% Replacement cost equals $XXXXXXX.XX. Loan amount is $XXXXXX.XX. Dwelling amount is short by $XXXXX.XX. The Appraisal "Total Estimate of Cost New" in not an acceptable form of calculating insurance coverage. Per Lender guidelines, FNMA guidelines must be met. A cost estimator from the insuring company would be required in the even the hazard insurance does not cover the loan amount. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  745; Years Self Employed Borrower has 10 years Self Employed

300591693	4ca396cf-7799-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

09/29/2017: Hi, please see attached signed taxes. Taxes were provided twice to the borrower for signature accidentally. I was able to locate the copy that was signed prior to consummation and I have attached those here. thank you and sorry for the confusion.09/25/2017: hi, please see attached. thank you,09/19/2017: Hi, please see attached. will provide signed copies as well. thank you

09/29/2017: Audit reviewed executed XXXX/XXXX Business Tax Return documentation submitted, and has determined that the tax returns were executed PRIOR to consummation. Appendix Q requirements were met. Condition cleared. 09/25/2017: Audit reviewed executed XXXX/XXXX Business Tax Return documentation submitted and has determined that the tax returns were dated XX/XX/XXXX which was AFTER the Note date. In order for the loan to be classified as QM, the Business Tax Returns were required to be obtained PRIOR to consummation (defined by the NOTE date). Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.09/19/2017: Audit reviewed two years Business Tax Returns, and has determined that said documentation was not executed as required by Appendix Q. For a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules are required per QM PRIOR to consummation. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 12.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of  745; Years Self Employed Borrower has 10 years Self Employed

300592546	655ac338-33f3-4231-9403-f62e47b5579f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
08/28/2017: Received evidence points are bona fide. Condition cleared.
300592546	5afce5dc-f467-4c4d-9504-0ff2ead664e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
08/23/2017: A RESPA Credit Report charge cure of $XX.XX and LOE to borrower on Post Close CD and charge changed to $XXX.XX. Condition cleared. The loan will be rated a B for all agencies.
300592546	1216f197-2788-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Tax in section E of the final CD is missing the name of the government entity assessing the tax. Provide corrected CD and LOE to the borrower.		0823/2017: A Post Close CD reflects the government entity and LOE to borrower. Condition Cleared. The loan will be rated a B for all agencies.
300596029	d18ff6a9-cf8c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
The credit report on CD dated XX/XX/XXXX is $XX. LE dated XX/XX/XXXX lists fee as $XX. This fee is in a 0% tolerance section. Lender tolerance cure of $XX is required.  Section J reflects $XX tolerance cure that is insufficient.  1026.19(f)(2)(v) - Tolerance Error:  Tolerance cure within 60 days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Loan will be rated a B for all agencies.
08/29/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300596029	d3fd4a25-cf8c-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The Real Estate Broker (B) and (S) is missing the email address. Post CD dated XX/XX/XXXX reflects the Real Estate Broker (B) and (S) email address.
08/29/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300596029	e37d424b-4853-4da3-97cf-f458a6a9d9dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
08/31/2017: Audit reviewed Lender's rebuttal and original loan file. File contains the initial, e-signed CD. Consummation date is not XX/XX. Timing requirement met. Condition rescinded.
300596147	4f5ea780-c64c-4073-b2ec-bb1612b5932e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The XX dated (XX/XX/XXXX) reflects a XXXXXX credit in the amount of ($XXX). The XXXXXX credit decreased to ($X) on the XX dated (XX/XX/XXXX) with no indication of a valid COC or rate re-lock to account for the ($XXX) decrease in the credit.

10/16/2017:  Per Compliance, the COC letter is sufficient, the extension of rate lock is a borrower requested COC and the resulting decrease in LC is valid.  Condition cleared.09/29/2017:  Pending Compliance review

300596147	60804535-cacc-458d-bfe7-1b3ee136ea5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The XXXXX Closing Disclosure dated (XX/XX/XXXX) indicates the Estimated Taxes, Insurance as ($X,XXX.XX) a month vs. the calculated value of ($X,XXX.XX) a month. The XXXXXX used the incorrect amount of $XXXX.XX for taxes vs. the actual amount of $XXX.XX
09/26/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300596160	e106780e-5b8f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		9/6/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at 0% variance is deemed acceptable. Condition cleared.
300602093	d08a0e6f-8ea3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The Initial CD dated XX/XX/XXXX and Interim CD dated XX/XX/XXX are missing from the file.  Disclosure History provided in the file reflects Initial CD was ordered and signed on 08/15/2017 and Interim CD was ordered on 08/18/2017, however there is no copy of these CDs in the loan file.
The X/XX CD was generated from our system but was not sent to the borrower or printed to pdf so we do not have a copy of it.
10/05/2017:  Audit reviewed Lender's rebuttal and agrees.  Condition cleared.09/29/2017:  Received initial CD.  However, disclosure tracking (page 7) reflects: 8/18/2017 event type - package ordered, package type - closing disclosure.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39%; Years on Job Borrower has 22 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755

300602093	ddb898b0-8ba3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/27/2017: A CDA report reflecting a value $XXX,XXX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39%; Years on Job Borrower has 22 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755

300602093	eabebe0d-99a3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	10/10/2017: see attachedWhat heloc are you talking about ? all I see are installments and real estate ? please be specific
10/10/2017: Audit reviewed the executed HELOC closure letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 09/29/2017:  The closing disclosure reflects a HELOC was paid off.  Please see pages 357 & 379. Executed closure letter required.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39%; Years on Job Borrower has 22 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 755

300602099	98840367-bba3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	Missing XXXX transcripts confirming "No Transcripts Available" for the XXXX tax year as required per XXXX guidelines.	10/11/2017: see attached XXXX,XXXX, and XXXX tax transcripts. XXXXXXXX were granted an extension to file for the XXXX tax return	10/26/2017: Audit acknowledges the client approved exception for XXXX Tax Transcripts. Loan will be rated a B.10/11/2017: Escalated to investor for approval of post closing document.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  62.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.02%

300602228	cc7cbd56-b6bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602228	1f449f2e-db42-4789-9fb6-6adbcbcf4e42	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of XX.XX0 resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/31/2017: Final CD reflects $XX.XX credit for increase in Closing Costs above legal limit. Loan will be graded a B for agencies.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602228	48dbc57c-4fbe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/31/2017: Final CD reflects $XX.XX credit for increase in Closing Costs above legal limit. Loan will be graded a B for agencies.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602228	0231253f-b5bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration reflects coverage limit of $ with Note reflecting $XXX,XXX for a shortfall of $XXX,XXX; No replacement cost estimate is provided by the insurer. Please provide evidence of insurer replacement cost estimate of $XXX,XXX.
11/02/2017: Replacement Cost Estimator
11/02/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602228	641dd2d7-b2bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement	Missing lease agreement for Subject property Unit #4; There are two lease agreements in file reflected as unit #3.	11/02/2017: Lease Agreement
11/02/2017: Audit reviewed leases for Units 1-3, and has determined that REO income is sufficient for said units. DTI meets guidelines. Unit 1 is for 1st and 2nd floor front, therefore no unit 4. Appendix Q requirements have been met. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602228	b06c6b81-b2bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Lender guidelines require signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns were not provided.
11/13/2017: Signed Business Returns
11/13/2017: Audit reviewed 2015/2016 executed 1065 Business Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602228	50aa3cb1-b3bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Non-Arms Length Transaction	Non arms length transaction are ineligible per lender guidelines: Borrower is purchasing from current landlord.	7/17/2017 4:47:19 PM- XXXX exception review date	Exception provided by XXXX reflected on Tape
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602228	6ea94ef2-b1bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/01/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #18.53 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; No Mortgage Lates No Mortgage Lates in #99 months reviewed

300602291	c401b232-fb9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Doc Stamps, Intangible Tax and Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
09/20/2017 - This finding is non-material and rated a 2
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	f082e14e-6f9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of the executed final CD was missing the number of months collected for the County taxes.		09/20/2017: This was corrected on the post CD dated XX/XX/XXXX.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	698bcfa2-4e9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Subject property is in Flood Zone AE. Flood insurance is required.	09/26/2017: Flood Insurance	09/26/2017: Audit reviewed Master Flood Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	45015a89-4e9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing the Master Condo Insurance Policy.	09/26/2017: Master Policy	09/26/2017: Audit reviewed Master Condo Insurance Policy Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	b9170c83-4e9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	The Condo Questionnaire is missing from the file.	09/26/2017: Condo Ques	09/26/2017: Audit reviewed the Condo Questionnaire, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	14a92bf8-029f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The Lender's guidelines require an executed 4506-T at application and at closing. 4506-T signed at application not provided.	09/26/2017: 4506	09/26/2017: Audit reviewed the executed initial and final 4506T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	2e8f930b-039f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															09/26/2017: VVOE	09/26/2017: Audit re-analyzed self employed business, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	9bd1f552-4d9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report was missing from the file.		09/22/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300602291	53fd366c-4d9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The property is in a FEMA disaster are and a Property Condition Report was not provided,		9/25/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 779.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.97%; Reserves are higher than guideline minimum UW Guidelines require 9 months resereves, loan qualifies with 16.40 months reserves.

300606175	39eb1492-da90-40a0-86a9-d1134a18460b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The XXXXX and XXXX XXXXX XXXXXXX Disclosures indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The XXXXXX used the incorrect amount of $XX.XX for the HOA vs. the actual amount of $XX.XX.   Provide re-disclosed XX and XXXXXX XX XXXXXXXXXXX.
10/5/2017 This finding is deemed non-material and rated EV2.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves; Years Self Employed Borrower has been self employed 11 years

300606175	bc8eda58-fda9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing flood certificate	Life of loan Flood Certificate not provided.	10/12/2017: the Flood cert is attached. Not in a flood zone.	10/12/2017: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves; Years Self Employed Borrower has been self employed 11 years

300609244	52bfa551-cb3d-450a-8eba-d9ab02e3aa10	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XXX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
09/25/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; Years Self Employed Borrower has 12 years self employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves

300609244	bb49e205-14a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Document Error	Appraisal reflects home is a detached Condominium and Appraisal was performed on Form 1004 instead of Form 1075.
10/04/2017: Please rescind this condition. The jumbo guidelines do not specifically state it has to be on the condo form. XXXXXX allows to be on either form. Since Jumbo guides are silent, we would follow XXXX. B4-2.2-05 states that the review can be completed on either form.

10/04/2017: Audit concurs with the Lender Rebuttal, and has determined that per XXXX: the appraisal, completed using either Form 1004 or Form 1073, must confirm the local market treats units in such a project as comparable to owning a unit in a single-family detached housing development that has not been organized as a condo. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; Years Self Employed Borrower has 12 years self employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves

300609244	7e95d13d-9fa3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for XX years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
09/29/2017: Received business licenses and Internet printout for both businesses. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; Years Self Employed Borrower has 12 years self employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves

300609244	2325c2d8-11a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Final 1003	A final application for the subject transaction is missing the Asset and liabilities section along with GMI sex section being reversed.
10/04/2017: Can you please make an exception to accept the initial loan application that has the same information that the final application would have? We had a computer glitch and we have put in a code to fix this issue.

10/04/2017: Audit consulted management, and has determined that the initial Application and copies of the borrower's ID were present within the loan file. The initial Application included all income and debts verified, disclosed, or identified during the mortgage process, no additional debts were discovered during the process. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; Years Self Employed Borrower has 12 years self employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves

300609244	f1134f1f-bca3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Third party verification of self employment for the co-borrower was not provided.		09/29/2017: Received business license and Internet printout. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; Years Self Employed Borrower has 12 years self employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves

300609244	fa1c31cc-14a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed XXXX returns not provided.
10/04/2017: Attached please find the XXXX signed tax returns.
10/04/2017: Audit reviewed executed signature page of the xxxx 1040 Returns dated PRIOR to consummation, and has determined that the documentation submitted is deemed acceptable. QM requirement has been met. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 749; Years Self Employed Borrower has 12 years self employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.60 months reserves

300609247	41bf04ba-78a3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Inconsistent documentation	Right to cancel form for borrowers reflects a different transaction and expiration date than the right to cancel form for non-borrowers.		09/28/2017: Reviewed notary dates on deed of trust. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.20 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  63.41%

300609247	50f2ea41-6369-448f-99de-351133a9149f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Post consummation CD provided reflecting a tolerance cure of $XXX. Please provide explanation letter.
09/27/2017:  Received corresponding explanation letter.  Condition cleared.  Loan will be rated a B.09/28/2017:  Documents required to cure violation are a post consummation CD and an explanation letter to the Borrower.  Missing explanation to borrower corresponding with the post consummation CD dated XX/XX/XXXX

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.20 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  63.41%

300609247	853a8b14-ac23-469d-9495-610b731bc627	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred before RTC Expiration Date.
09/27/2017:  Received corresponding explanation letter.  Condition cleared.  Loan will be rated a B.09/27/2017:  Received post consummation CD correcting disbursement date.  Explanation letter not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.20 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  63.41%

300609247	b4870d38-47a1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing the Balance sheets for SCH E part II, statement 9, business number 2 and 4.
09/29/2017:  Received P&L Statement and Balance Sheet for business #2.  Condition cleared.09/27/2017:  Received P&L Statement and Balance Sheet for business #4.  However, the other P&L and Balance Sheet is for Schedule C income.  Please provide P&L Statement and Balance Sheet for business #2.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.20 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  63.41%

300609247	51375ac5-3ca2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing Profit and Loss Statements for SCH E part II, statement 9, business number 2 and 4.
09/29/2017:  Received P&L Statement and Balance Sheet for business #2.  Condition cleared.09/27/2017:  Received P&L Statement and Balance Sheet for business #4.  However, the other P&L and Balance Sheet is for Schedule C income.  Please provide P&L Statement and Balance Sheet for business #2.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.20 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of  63.41%

300610651	02bb2578-0d8f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The consummation and funding CD reflects taxes in Section E of X,XXX.XX resulting in a variance of $X.XX.  Cure provided per lender credit on the funding CD.
																09/01 /2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies			Full Documentation Full documentation Loan ; Years in Field Borrower has 11 years in Field ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.956%
300610651	2b7a8ea6-138f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.		09/06/2017: Audit reviewed Lender's matrix. XX% LTV/CLTV allows for XXX credit score. Condition rescinded.			Full Documentation Full documentation Loan ; Years in Field Borrower has 11 years in Field ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.956%
300610651	94a071ec-7f8e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/05/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.			Full Documentation Full documentation Loan ; Years in Field Borrower has 11 years in Field ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.956%
300612760	524b9a4a-c04a-4369-8b13-83983ef17cbf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX and an Appraisal Review Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
9/29/2017 Lender provided sufficient cure in section J of final Closing Disclosure. Finding is deemed non-material and rated an EV2.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70.51%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.20 months; Years in Field Borrower has been in field for 10 years

300612760	db16b85d-14a5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date. A two year employment history is required in order for the loan to be classified as a Qualified Mortgage.

10/19/2017: Hi, I have located the voe that is being requested within file. it was mistakenly left sided. Apologize for the all of the back and forth. Thank you so much.10/10/2017: Hi, located the re verification in file. Thank you,10/06/2017: Hi, the voe I located in file completed by the funding assistant attached here. thank youHi, K1 income used only to qualify, no vvoe required and ownership is <25%. We were going to use the W2 income as well but removed it. Voe and paystub that were in the shipped file were supposed to be left sided. we apologize for the confusion. thank you

10/19/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.10/10/2017: Audit reviewed VOE re-verification dated POST closing, and has determined that QM does not allow post-closing cures. Per Appendix Q, the creditor must verify the consumer’s employment requirement for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc. Therefore, the "no gaps > 30 days" required by QM PRIOR to consummation was not satisfied. Documentation requirement of Appendix Q has not been met. Condition remains. 10/06/2017: Audit reviewed VOE documentation submitted, and has determined that the re-verification date is missing. Condition remains.  10/05/2017:  Audit reviewed Lender's rebuttal and disagrees.  Since borrower owns < 25% of business, a Verbal Verification of Employment, no more than 10 days prior to note date, is required.  There is a VVOE re-verification of employment (page 407) completed by the funding assistant.  However, it is not dated.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70.51%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.20 months; Years in Field Borrower has been in field for 10 years

300612760	5fc0c623-19a5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided for the borrower. A two year income history is required in order for the loan to be classified as a Qualified Mortgage.
10/12/2017: hi, please see attached w2's thank you10/10/2017: Hi, we do not have w2's in file due to K1 income used only to qualify, ownership is <25%. We were going to use the W2 income as well but removed it. Voe and paystub that were in the shipped file were supposed to be left sided. we apologize for the confusion. thank you10/06/2017: W-2

10/12/2017: Audit reviewed XXXX/XXXX W2's for the borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  10/10/2017: Audit reviewed the Lender Rebuttal, and has determined that K-1's reflect 1% ownership/borrower is considered a wage earner and W2's are required per guides. Per Appendix Q, a consumer with a 25 percent or greater ownership interest in a business is considered self-employed. Two years W2's are required per lender guidelines. Condition remains.10/06/2017: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 70.51%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 32.20 months; Years in Field Borrower has been in field for 10 years

300616240	3fee6593-0b82-45ad-ad64-59968116a886	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/02/2017: Received attestation Lender does not charge these fees. Condition cleared.09/27/2017: funding CD did not add these fees. Condition remains.
300616240	64166c9d-aea3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300616282	700a4ee2-75a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
Missing copy of property tax bill for borrowers primary residence being retained as a rental property.  File contains mortgage statement reflects escrows being collected, however, does not reflect for taxes and insurance.  File contains copy of hazard insurance declaration page.
															10/10/2017: Tax Bill	10/10/2017: Audit reviewed property bill for primary residence being retained as a rental property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  52.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810

300616319	562b9b8b-c0a3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Mortgage	Missing a verification of the mortgage payment on the investment property the borrower is purchasing with either a loan approval or note to be included in the debt to income ratio.
10/10/2017: Please see the deed that was online for the purchase by the borrowers. It happened last Friday (after ours closed). The borrowers LOX for purpose of cash out, was to purchase this home. We also previously attached the HOI that did not have a lender on it. The PA also shows it was a cash sale. If you are unable to clear this condition based on this, please escalate this to the client.Please rescind this condition.  Property #5 – Attached is the purchase agreement and taxes and insurance that was in the original file sent. The purchase agreement shows on page 2 of 11 that it was a cash transaction.

10/10/2017: Audit reviewed the Lender Rebuttal, as well as supporting documentation, and has determined that sufficient evidence was provided to verify cash property. Cash out and assets are sufficient to support purchase. Condition cleared.10/05/2017:  Audit reviewed Lender's rebuttal and disagrees.  Please provide Settlement Statement or Closing Disclosure to verify no financing.  Condition remains.

 FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 759.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 60 months 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW requires 6  months reserves. loan qualifies with 37 months reserves.

300616319	f0558228-cba3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing the property taxes and insurance for the property listed on the SCH E of the borrowers tax returns.		10/05/2017: Received taxes and insurance. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 759.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 60 months 0x30 reporting on the credit report. ; Reserves are higher than guideline minimum UW requires 6  months reserves. loan qualifies with 37 months reserves.

300616331	454c5579-95c5-44ea-acc8-6baada926823	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees”, "Processing Fees" and “Underwriting Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with  73.60 months rerves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.58%

300616331	c28d0343-efaa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure - Missing document not provided.	10/12/2017: init cd
10/12/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with  73.60 months rerves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.58%

300616331	79562531-f21b-4c38-8834-0d035c49efc8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	Final CD is missing a description in the other category in the estimated taxes, insurance and assessments category.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with  73.60 months rerves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.58%

300616331	fe405f3d-fca9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing hazard insurance declaration
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XX,XXX . A cost estimator from the insurer was not provided.
10/12/2017: Received replacement cost estimator dated post-closing. Hazard coverage is sufficient. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with  73.60 months rerves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.58%

300616331	df394ed1-fba9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report was not provided in file.		10/10/2017: CDA provided reflecting reconciled value of XXX,XXX0 at 0% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum :UW Guides require 9 months reserves, loan qualified with  73.60 months rerves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.58%

300617108	d4716953-6faf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence of the unreported Installment loan on Final 1003. Verification of all undisclosed debts required in order for the loan to be classified as a Qualified Mortgage.	10/16/2017 Please see the attached credit report that has all X debts listed on the final application. Thanks.	10/16/2017: Audit reviewed Credit Report provided, and has determined that the documentation submitted is deemed acceptable. Final 1003 debts matches the Credit Report debts. Condition cleared.
 Years in Field Borrower has 23 years in Field; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 135 months reserves

300617114	c6b0ddff-7583-40ee-946d-e628cdc9fb31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXX and the Application is dated XX/XX/XXXX.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW requires 18  months reserves. loan qualifies with 21 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 726.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 26 months 0x30 reporting on the credit report.

300617114	440e71cb-6807-4ac1-af7b-02dfa5168cee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.
10/10/2017: Received evidence borrowers acknowledged initial CD. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW requires 18  months reserves. loan qualifies with 21 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 726.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 26 months 0x30 reporting on the credit report.

300617114	db4dddee-05aa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be rated a B for all agencies
 Reserves are higher than guideline minimum UW requires 18  months reserves. loan qualifies with 21 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 726.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 26 months 0x30 reporting on the credit report.

300617114	067ec424-06aa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Natural hazard disclosure in section H of the funding CD is missing the payee entity name.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW requires 18  months reserves. loan qualifies with 21 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 726.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 26 months 0x30 reporting on the credit report.

300621800	876aee22-37a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee and Natural Hazard Disclosure Fee in Section H are missing the name of the payees. Provide a letter of explanation to the borrower along with proof of delivery.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300621840	bdf7489d-6bc9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Provide CPA Letter
The loan application indicated that the borrower was self-employed for XX years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as  a letter from an accountant verifying the length and existence of the business.  CPA letter not provided.
11/27/2017: please see attached VOB, this information was included in initial upload, please rescind condition.
11/27/2017: Audit concurs with the Lender Rebuttal, and has determined that said documentation for verification of Self Employment was located on pages 516 and 522 within the original loan file. Third party verification by applicable licensing bureau, dated within 30 days of the Note date and listing and address of the borrower’s business using a Internet was provided. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.61%; FICO is higher than guideline minimum UWGuides require FICO of 740, loan qualified with FICO of 771; Years Self Employed Borrower has 38 years Self Employed

300621840	3ab5ecc3-a0c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report missing on file.		11/14/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.61%; FICO is higher than guideline minimum UWGuides require FICO of 740, loan qualified with FICO of 771; Years Self Employed Borrower has 38 years Self Employed

300621840	cd6d4273-8dc8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.61%; FICO is higher than guideline minimum UWGuides require FICO of 740, loan qualified with FICO of 771; Years Self Employed Borrower has 38 years Self Employed

300621845	de48c1e9-3ea6-4413-b5b5-54ce4cd0c55d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  The initial Closing Disclosure is not in the file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
10/12/2017: Received initial closing disclosure and tracking history. Timing requirement met. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.89%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 772

300621845	471fea18-cdad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees", "Processing Fees" and “Underwriting Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
10/10/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.89%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 772

300621845	9b696305-f2ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		10/12/2017: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.89%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 772

300621845	57879276-c6ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #2 on the final application not provided.		10/12/2017: Received evidence of taxes and insurance for property #2. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.89%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 772

300621845	eb5e8d90-c6ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided.		10/12/2017: Received evidence of taxes and insurance for property #2. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.89%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 772

300621845	0bc951a9-eead-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	571 - Appraisal Missing	CDA not provided in file.		10/11/2017: CDA provided reflecting reconciled value of $XXX,XXX at 0% variance is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.89%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 772

300621848	142d983a-49a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $XXX Appraisal Report Fee fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX Appraisal Report Fee resulting in a $XXX refund due for cure.
9/25/2017: Cure provided per $XXX lender credit on final CD. Issue cleared- "2" Event.
300621848	e471af8d-49a2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee and Pest Inspection Fee in Section H are missing the name of the payees. Provide a letter of explanation to the borrower along with proof of delivery.		9/25/2017: Post close CD reflects payee names in Section H. Issue cleared- "2" Event
300624412	e07617c0-9997-42a6-906c-8b64211350f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and is not signed. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/25/2017: Received evidence Borrowers' acknowledged initial CD. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.37%; Years in Field Borrower has 9 years in Field  ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 740.

300624412	640a787b-1250-4d77-98b9-f001c3ba8027	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Notary Fee is reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the XXXX for title services. The Title – Notary Fee should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.37%; Years in Field Borrower has 9 years in Field  ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 740.

300624412	5a435134-239e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section E of the executed final CD is missing the government entity that the city and county tax stamp were to be paid to. Section F is missing the name of the insurance company the homeowners insurance is to be paid to and the government entity for the property taxes is missing.  Section H is missing the description payee on lines 03,04,and line 10.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.37%; Years in Field Borrower has 9 years in Field  ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 740.

300624412	8b9f1d35-429e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Meet Trade Line Requirement
Per program matrix, each borrower must have X open tradelines and a XX month credit history. Borrower has X open tradelines with > XX month history and the Co-borrower has X open tradeline with > XX history. No lender exception in file.
															Exception was approved over 3 weeks ago.	09/29/2017: Audit acknowledges the client approved exception for tradeline requirements. Loan will be rated a B.09/25/2017: Pending Client exception review
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.37%; Years in Field Borrower has 9 years in Field  ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 740.

300624412	979e9fce-409e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in fie.
9/25/2017: CDA provided reflecting reconciled value of $X,XXX,XXX at X% variance is deemed acceptable. Condition cleared.09/25/2017:  Pending CDA report provided by Client.  Condition will be addressed upon receipt.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.37%; Years in Field Borrower has 9 years in Field  ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 740.

300624412	8f5aefc5-1c9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The property is in a disaster area and a Property Condition Report was not provided.
09/29/2017:  XXX XXXXXXX county was part of the area effected by the XX XXXX Fire - fire management disaster on X/X/XX.  There were very few structures burned.  These are considered on a case by case basis.  XXXXXXX XXXX was not affected by the fire.  Post disaster inspection is not required for this property.  Condition cleared.09/25/2017:  Incident date X/X/XXXX.  Pending compliance review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.37%; Years in Field Borrower has 9 years in Field  ; FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with FICO of 740.

300624626	5495f0ca-4faf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/12/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300624626	5a52e33b-50af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		10/12/2017: Finding deemed non-material and will be graded EV2 for all agencies.
300627825	4d11d78f-93a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The  Title-Clearance, Title-Copies/Overnight/Wire, Title-Doc Prep/Notary, Title-Post Closing Compliance, Title-Settlement Services and Title-Title Binder fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for these title services. These title service fees) should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
09/29/2017: 10% calculation was done by Audit and deemed non-material. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.60months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.13%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

300627825	450bf2f7-93a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Transfer Fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.60months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.13%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

300627825	25740bff-92a4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Subject is in Flood Zone AE. Flood insurance is required. The initial escrow reflects the Flood Insurance however; evidence of Flood hazard declaration is missing from the loan file.	10/10/2017: Letter of Explanation
10/10/2017: Audit reviewed the Lender Rebuttal, and has determined that the Flood Insurance carrier is present. Condition cleared. 10/03/2017:  Received evidence of flood insurance, however, it is missing the name of the insurance company.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.60months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.13%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

300627825	0305895b-20a5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/29/2017: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 62.60months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.13%; Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766

300627845	2120f346-1fc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees", "Processing Fees" and “Underwriting Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Years in Field Coborrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300627845	8e673a95-fe6b-420d-8c7d-eea45c4b3400	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Years in Field Coborrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300627845	86ec50a1-1ac0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	11/07/2017: 1008	11/07/2017: Audit reviewed the Final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Years in Field Coborrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300627845	0f3401d9-1cc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.	11/08/2017: VOE 11/07/2017: VOE
11/08/2017: Audit reviewed VOE documentation, and has determined that a CPA letter was provided within 30 days of consummation date for the Self-Employed borrower. Current Verification Employment Report was also provided within 10 days of consummation date for the co-borrower. Both documents were provided in the original loan file. Loan meets QM requirements. Condition rescinded.     11/07/2017: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.70%; Years in Field Coborrower has 5 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788

300627846	0c008121-f404-4e4a-ad9e-9ef399195de5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Initial LE is missing from file therefore evidence of Appraisal disclosure was not provide within 3 days of application.	10/09/2017: Initial LE	10/09/2017: Audit reviewed initial LE, and has determined that the evidence of Appraisal disclosure was provided within 3 days of application. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	2b91e99b-eda7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP not found in file.		10/03/2017: A WLSP not provided is an EV2. Loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	cd5c9427-eda7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/03/2017: This is deemed non-material. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	25f6ceba-40a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Estimated Settlement Statement dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a X.XX refund due for cure.
10/03/2017: A RESPA Credit Report charge cure of $X.XX on the final CD in file. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	a71e9065-eda7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial Closing Disclosure and any other re-disclosed CD's given to the borrower prior to the final CD. Additional conditions may apply.	10/10/2017: Initial CD 10/09/2017: Initial CD
10/10/2017: Audit reviewed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was provided at least 3 days prior to consummation. Condition cleared.10/09/2017: Audit reviewed initial CD, and has determined that the Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule). Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	937bb58e-b0b4-4eae-a9a9-a2c95be73236	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing initial LE and any other subsequent LE's re-disclosed to the borrower. Additional conditions may apply.	10/10/2017: COC 10/09/2017: LEs
10/10/2017: Audit reviewed COC (dated 8/22/17) for rate lock with charge for interest rate increase to validate Discount fee on CD; and the final CD reflects the Credit Report increase cure for $X.XX. Loan will be rated a Fitch B.    10/09/2017: Audit reviewed the initial LE, and has determined that the COC's for changes between the LE and CD's were not provided. Initial LE reflects no Discount fee, as well as Credit report fee increase from initial LE $XX to $XX.XX on CD. Missing WLSP. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	0d159446-d9a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	10/09/2017: Flood Certificate	10/09/2017: Audit reviewed the Flood Certificate, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	7b7be7fc-eba7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply
															10/09/2017: Fraud Report	10/09/2017: Audit reviewed Fraud tool provided pre-closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	6ff7b519-eca7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.	10/09/2017: 4506T	10/09/2017: Audit reviewed the initial 4506T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	adc2263e-eca7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 43%.  Due to the miscalculation of income. The lender did not include XXXX expenses on the Schedule A of the XXXX and XXXX tax returns.  The actual DTI is 43.56%.  The does not meet QM requirements.
10/10/2017: LOX
10/16/2017:  Upon further review, borrower does not receive commission.  DTI 41.80%.  Condition rescinded.10/16/2017:  Sent status request to Compliance10/10/2017:  Escalated to Compliance to confirm acceptable income calculations.

 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627846	d3b1b553-eba7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		10/04/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.76 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates No Mortgage Lates in 60 months reviewed

300627943	b005c617-6dd2-4817-8f82-72e0a73b9fcc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/25/2017: Received evidence borrowers acknowledged initial CD. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 34.54%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 161.10 months reserves

300627943	60353d6e-cfd3-4551-aba3-8ed8dc6af3e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX and a Credit Report Fee of $XX.XX.  These fees are in a X% tolerance section.  Lender tolerance cure of $XXX.XX is required.
09/26/2017: Received settlement statement, explanation letter and post consummation CD reflecting tolerance cure of $XXX.XX. Condition cleared. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 34.54%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 161.10 months reserves

300627943	60c023ec-e79e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 34.54%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 161.10 months reserves

300627943	c046165f-e89e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes reflected in section F of the final Closing Disclosure are missing the name of the payee and the government entity assessing the tax.  Additionally, the Miscellaneous Seller Payout and Natural Hazard Disclosure in section H of the final Closing Disclosure doe not reflect the name of the payees and/or service providers.
09/21/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 34.54%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 161.10 months reserves

300627943	0fccb7c2-fb9e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)	Appraisal completion certificate (442) was not provided in the loan file.		09/25/2017: Received satisfactory completion cert. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 34.54%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 161.10 months reserves

300627943	35586888-f643-489e-a6ca-e6d71f97ada3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX.XX. The lender credit decreased to $X.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
09/25/2017: Received change in circumstance for rate lock extension. Document was provided in the original loan file. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 34.54%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 161.10 months reserves

300627946	28a7d526-b9ae-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report Fee and Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/12/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300627949	9e2e95a9-31da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum Uw guides require 6 months reserves, loan qualified with 77 months; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaified with FICo of 742; Years in Primary Residence Borrowers have resided in primary residence for 20 years

300627949	0c098c15-f4d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	12/12/2017: PDI	12/12/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
 Reserves are higher than guideline minimum Uw guides require 6 months reserves, loan qualified with 77 months; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaified with FICo of 742; Years in Primary Residence Borrowers have resided in primary residence for 20 years

300627949	063af4fb-0cda-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Guidelines require SSI income to be documented with Social Security benefit letter and 1 month bank statement reflecting receipt. The loan file contains bank statement with SSI deposits. Copies of the Borrowers' Social Security benefit letter reflecting $X,XXX.XX SSI income is required to fulfill guidelines and QM requirements.  Additional requirements may apply.
12/12/2017: please rescind this condition as the SSI award letter was in the file upload- see attached
12/12/2017: Audit reviewed a copy of the Social Security benefit letter, and has determined that the documentation was not located within the original loan file. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum Uw guides require 6 months reserves, loan qualified with 77 months; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaified with FICo of 742; Years in Primary Residence Borrowers have resided in primary residence for 20 years

300627954	af59a30d-6de4-4168-87e6-4b2e860f4a91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	The Right to Cancel H9 form is not executed by the vested owner.		12/06/2017: Received properly executed Right to Cancel. Condition cleared.
300628157	09aedc12-c422-4489-84ee-00d6ebbf6f67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	The Threshold for Points and Fees is $XX,XXX.XX the actual is $XX,XXX.XX. The difference of $X,XXX.XX.	We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.	10/02/2017: Per Compliance, points are bona fide. Condition cleared.09/29/2017: Pending Compliance review.
 Reserves are higher than guideline minimum UW requires 12 months reserves. loan qualifies with 18 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 764.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 25 months 0x30 reporting on the credit report.

300628157	7c6123c6-9ca3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lenders MAX allowable DTI is 43%.The Audit review has DTI of 48.25%.  Per lenders guidelines : Commission income must be averaged over the previous two years : Lender used YTD (6mths) and two previous years averaging of commission . Using corrected income caused the debt ratio to increase over the MAX Allowable.
11/15/2017: attached is email send to XXXX10/12/2017: email sent to XXXX 10/09/2017: Please rescind this condition. Please speak to your manager and if they cannot rescind this, please contact XXXX.
11/15/2017: Audit consulted with management, and has determined that based on Appendix Q and XXXX regulations - no specific start from dates were specified, only states income from the previous 2 years.  Therefore, calculating commission income based off a full 24 months of income history. DTI is 42.79% which meets guideline and QM requirements. Condition cleared.  10/12/2017: Audit acknowledges the e-mail the lender sent to the investor, pending investor review. Condition remains. 10/11/2017: Audit consulted with Compliance, and has determined that Appendix Q specifies that commission income must be averaged over the previous two years. Loans does not meet QM requirements. Condition remains.

 Reserves are higher than guideline minimum UW requires 12 months reserves. loan qualifies with 18 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 764.; No Mortgage Lates UW guidelines require 24 months  0x30 mortgage payments, loan qualifed with 25 months 0x30 reporting on the credit report.

300628239	41272a27-e2a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The hazard insurance declaration for the subject property indicates the borrower's address as the departure address vs. the subject address.
Rebuttal: The evidence for property insurance is for the XXXXXXX property address - page XXX of the image upload. The paid receipt for the coverage on the XXXXXXX property is paid in full for the correct policy term dates - page XXX of the image upload.
10/16/2017: Audit reviewedXXXXXX'X rebuttal and agrees. Evidence of insurance for XXXXXXX property provided in original loan file. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 401.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814; Years on Job Borrower has 8 years on job

300628492	abcfa785-f1b0-4c3c-a57b-8141017b5199	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final inspection fee is reflected in section H of the final Closing Disclosure. The final inspection fee should be listed in section  B of the CD.  Provide corrected CD and letter of explanation to the Borrower.
11/16/2015: Loan rated a B for all agencies.
300630669	03ac9784-3a82-4ab6-a0ca-42e2f66ac5aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the XXXX.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX ($X,XXX.XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD dated  reflects a fee total of $X,XXX for a variance/refund required of $XXX.XX to meet 10% threshold.  Cure provided per lender credit on the final CD.
10/27/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of  25.58%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides maximum CLTV of  65%, loan qualified with CLTV of 25%

300630997	d2691ace-9d69-4205-b6c9-8e2282078276	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/0/2017: A Post Closing CD added the Credit Report charge and paid by lender. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.50 months reserves; Years Self Employed Borrower has 10 years Self Employed

300630997	ef40f3ca-9002-46db-a0a6-edb4e67c068d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the correspondent lender. If the correspondent lender is not affiliated with any other businesses, please provide an attestation stating such.		10/30/2017: This is deemed non-material. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.50 months reserves; Years Self Employed Borrower has 10 years Self Employed

300630997	2ac5ae3b-7bda-4a83-8182-033a9060a3c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The title - Closing/Escrow fee, Title - Endorsement 8.1, Title - Lender's Title Insurance and Title - Recording Service fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the XXXX.  The title services should be listed in section C of the CD.  Provided corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.50 months reserves; Years Self Employed Borrower has 10 years Self Employed

300630997	869e4380-bfa3-4cfb-8799-0cd7698356fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The loan funded prior to the RTC expiration date.		10/30/2017: A Post close CD in the loan file corrected the CD funding date. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum : UW Guides require FICO of 740, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.50 months reserves; Years Self Employed Borrower has 10 years Self Employed

300631457	e785ab63-52a5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Flood Insurance Premium in section F of the final Closing Disclosure are missing the name of the payees.  Provide corrected CD and letter of explanation to the borrower.
10/02/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300631457	297a70cf-8215-4b41-9497-921be605d992	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. In order to comply with HFIAA regulations, then flood insurance must be escrowed.		10/04/2017: Received evidence flood insurance is escrowed dated post consummation. Loan will be graded a B for all agencies.
300631457	c75e767b-a4c4-49a6-ae0e-213df817163b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a X% tolerance section.  Lender tolerance cure of $XX.XX is required.
10/02/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300631457	b1a0e18a-04cb-4afe-ba06-d5547a7e4b6d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		10/02/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300631457	5457d290-f974-48c0-8ccf-2040de75467e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the field titled File Number. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300631457	01a74179-53a5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		10/27/2017: A CDA report reflecting a value $XXX,XXX which is a X.X% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300631551	9dd008ff-caae-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Discount Fee of $XXXX.XX.  The Final CD reflects a Discount Fee of $XXXX.XX for a variance/refund required of $XXX.XX.  The lender did not re-disclose the increase in discount points due to a rate lock extension fee.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/19/2017: Received revised CD dated X/XX reflecting discount fee of $XXXX. Original loan file contains a change in circumstance for lock extension. Condition cleared.
300631551	fe7d4345-aafd-4348-b916-1d216cea86eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300631554	a78ed417-31c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from property A on the XXXX 1040 Schedule E, evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	11/10/2017: please rescind this condition- document in file upload which shows no ownership on the property reported on schedule E,
11/10/2017: Audit re-analyzed documentation within the loan file, and has determined that the borrower has no XXXXXXXXXXs to said property. Sufficient evidence was provided via title, XXXXXXXXXX and credit report to verify the borrower does not own said property. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.6 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 124 months;credit report verifies 71 months payment history with no late payments reported; Years Self Employed Borrower has 15 years Self Employed

300631566	b15f2395-b4d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The XXXXX XXXXXXX Disclosure dated XX/XX/XXXX reflects charges for  The Title - Abstract/Search, Title - Environmental Endorsement, Title - XXXXXXX Form 9 Endorsement, Title- Survey Endorsement and Title - Closing Fee are reflected in section X. The XXXXXXXX selected their own service provider. Those fees should be reflected in section X.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50.52%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300631566	95e2e145-acd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing 4506-T	The lender's guidelines require an executed XXXX-X at application and closing. Executed XXXXX at application and closing were not provided for the borrowers.	12/07/2017: please see attached signed XXXXXX/XX/XXXX: Please review attached XXXX signed at application.
12/07/2017: Audit reviewed POST closing executed XXXX-X, and has determined that the documentation is deemed acceptable. Loan will be rate a B. 11/29/2017: Audit reviewed initial XXXXX, and has determined that said documentation submitted is deemed acceptable. HOWEVER, missing executed XXXXX provided at closing, as required by guides. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 50.52%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300631574	5d145456-b727-44f9-a240-c040aa601ade	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		10/05/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 44.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 40.30%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 767

300631574	a1ad308d-dff4-450b-8980-f05be59b8e3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXXX vs actual TIP of XX.XXXX with a difference of X.XXXX over-disclosed. X.XXXX.		10/05/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 44.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 40.30%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 767

300631574	77a9413b-cea9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee, the Property Taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax and the Home Warranty Fee and Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the service providers.  Provide corrected CD and letter of explanation to the borrower.
10/05/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 44.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 40.30%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 767

300631574	aabf82ef-c7a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	10/09/2017: Flood Cert	10/09/2017: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition.
 Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 44.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 40.30%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 767

300631574	41e8a4ff-cda9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOR required to verify.	10/09/2017: VOR	10/09/2017: Audit reviewed executed VOR by Property Manager, and has determined that the documentation submitted verifies more than 24 months of housing payment history. Condition cleared.
 Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 44.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 40.30%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 767

300631603	30f9c043-d4b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F and the Utility Transfer Fee in section H of the final Closing Disclosure are missing the name of the payees.  Provide corrected CD and letter of explanation to the borrower.
10/19/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.67%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.50 months reserves

300631603	dd3b52a8-d5b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception	XXXX Tax Transcripts do not reflect the amended amount as there were two XXXX W-2s with only the original filing amount included on the transcripts. The second filing was omitted.	10/19/2017: Lender provided amended 1040X returns and W-2s were provided for XXXX, XXXX & XXXX.	10/19/2017: Originator approved exception. This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.67%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.50 months reserves

300631611	fc71824c-65a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.  No cure.
10/05/2017: Hi, please see attached. thank you
10/05/2017: Audit reviewed evidence that the LE was viewed and acknowledged by borrower on XX/XX/XXXX, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.

300631611	11a2da7d-0b38-4599-b865-71fb50238347	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/04/2017: hi, please see attached. Thank you,
10/04/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300631611	07718a44-65a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the borrower.		10/03/2017: A Post Close CD provided in the loan file reflects service provider. This finding is deemed not material. Loan will be graded a B for all agencies.
300633621	f7950626-7fba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Lender of Record application date not available in loan file. Initial Lender Disclosures used and the loan passes compliance testing. Additional findings may occur upon receipt of Lender of Record application date.
															10/30/2017: please refer to the disclosure history provided, please rescind condition	10/30/2017: Audit reviewed the Disclosure History within the loan file, and has determined that Lender Application date of record was confirmed on said document. Condition rescinded.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.52%; Years in Primary Residence  Borrower has resided in subject for 7 years

300633621	cdb62385-7fba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	10/30/2017: please see attached	10/30/2017: Audit reviewed the Condo Questionnaire, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 740, loan qualified with FICO of 798; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.52%; Years in Primary Residence  Borrower has resided in subject for 7 years

300633639	f2f68e63-aa45-4eb6-bd1c-76f9ab3c7705	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	A copy of the recorded Mortgage/Deed of Trust was not provided.		10/17/2017: Received Deed of Trust with Riders and Exhibit A. Condition cleared.
300633639	a479d38c-32b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	PUD Rider was not provided in the loan file.		10/17/2017: Received Deed of Trust with Riders and Exhibit A. Condition cleared.
300633639	e54e846b-8faf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XXX.XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.
10/13/2017: The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300633639	5c168421-d800-407e-bc93-a37b2a4f5944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.		10/13/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300633639	67ea819d-32b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and the Property Taxes in section F of the final Closing Disclosure are missing the payee and the government entity assessing the tax.  Additionally, the Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the service provider.  Provide corrected CD and letter of explanation to the borrower.
10/13/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
300633645	6bfcd999-76a0-4d5a-8071-0eecd54d966f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 41.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 698

300633645	82ccfd3c-b4f7-4c21-8e96-889815709551	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated, Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month.  The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $X,XXX.XX.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 41.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 698

300633645	21e0be0a-79af-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard insurance declaration in the loan file reflects an effective date of XX/XX/XXXX which is after the note and funding date.		10/17/2017: Hazard insurance in place at the time of review
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 41.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 698

300633727	5d2e350d-b5aa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		10/09/2017: This finding is deemed non-material with a B grading.
300633727	2ffbef2f-b5aa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Natural hazard disclosure in section H of the funding CD is missing the payee entity name.		10/09/2017: This finding is deemed non-material with a B grading.
300634270	453a8e79-37b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the service provider. Provide a corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300634270	344c3697-29d6-456e-8b5f-c4a5c97a91dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/19/2017: Received final settlement statement, explanation letter and post consummation CD reflecting a tolerance cure of $XX.XX. Condition cleared. Loan will be rated a B.
300634270	787881fe-3894-49fa-a6a7-c8be38f53990	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Tax Stamp in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300634270	b69caf99-2093-4149-a8b6-383c85f4f711	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XX.XX% vies actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300634270	4907ffa0-17b0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes are missing the name of the government entity accessing the tax.  Provide a corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300634271	fce1ef4b-7ba0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp and County Tax Stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 21.7 months reserves; Years on Job Borrower has 8 years on job per VVOE

300634271	d4475cdc-7ba0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Homeowner's Insurance Premium in section F of the final Closing Disclosure does not list the payee.  Natural Hazard Disclosure Fee in section H of the final Closing Disclosure does not list the payee.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 21.7 months reserves; Years on Job Borrower has 8 years on job per VVOE

300634271	bdd9f7ca-d99f-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.
09/27/2017: Fraud report provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B. (cleared / non-material)
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 21.7 months reserves; Years on Job Borrower has 8 years on job per VVOE

300634280	99e64ad9-33ca-4ead-96da-047e35bee22d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure is missing the name of the actual service provider. Provided a corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767; Years Self Employed Borrower has 29 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 42 months payment history with no late payments reported

300634280	6a7e00eb-37b8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767; Years Self Employed Borrower has 29 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 42 months payment history with no late payments reported

300634280	87ebd19d-09b8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property XX on the XXXXX application not provided.
11/30/2017: Please see the attached recorded Deed for the condominium. This shows that the borrower did not have ownership interest in property #3. He's only a non occupant co-borrower on that loan. He has no responsibility to pay the taxes or insurance on that property (even in the worst case scenario that it's not already included in the mortgage payment that we already burdened the borrower with).Mortgage payment including Escrow is attached for property #3

11/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the Warranty Deed provided for said property is sufficient evidence that the borrower does NOT have ownership for property XX on the final 1003. Condition cleared. 11/17/2017:  Received note and mortgage statement reflecting escrows. However, the statement does not reflect escrow for taxes and insurance.  Unable to determine if both are included the escrow account.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767; Years Self Employed Borrower has 29 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 42 months payment history with no late payments reported

300634280	b9b8ec4b-10b8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. The payoff letter in the file is not signed.		11/17/2017: Received post-closing credit report reflecting equity line is closed. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 767; Years Self Employed Borrower has 29 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 42 months payment history with no late payments reported

300634296	66873112-8fb2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.
10/19/2017: Insurance certificate located in the original loan file, page XXX, reflects guaranteed replacement coverage. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 789; Years in Primary Residence Borrower has resided in subject for 20 years; Years in Field Borrower has been on the same job field for 30 years.

300634322	b6edc114-dcaa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Document Error	In section F of the final CD the number of months collected is incorrect in relation to the funds collected.		10/10/2017: This finding is deemed non-material with a B grading.
300634322	1a1ee7c3-3694-4728-8164-e74006427c8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Home Loan Toolkit was not provided with three days of the loan application date.		10/10/2017: This finding is deemed non-material with a B grading.
300634322	6bf1f09f-dbaa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	In section E of the final CD the government entity to whom the County Tax Stamp is to be paid to.		10/10/2017: This finding is deemed non-material with a B grading.
300634322	dee450bf-42cd-48fd-bfc4-9a2e3d221d42	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	"The Final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		10/06/2017: This finding is deemed non-material with a B grading.
300634322	13cd4cec-dbaa-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	In section F of the final CD the name of the insurance company that the insurance premium is to be paid to is missing.		10/10/2017: This finding is deemed non-material with a B grading.
300634327	c6e85cae-94c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.	11/17/2017: cr rpt	11/17/2017: Audit reviewed Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.79%; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 15.6 months’ reserves ; Years on Job Borrower has 6 years on job.

300634327	64e76ade-94c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
11/22/2017: cost est 11/17/2017: Processors cert
11/22/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.11/17/2017: Audit reviewed the Processors Certification, and has determined that said document is NOT acceptable in lieu of the actual Cost Estimator. Provide a copy of the Cost Estimator to verify sufficient dwelling coverage. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.79%; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 15.6 months’ reserves ; Years on Job Borrower has 6 years on job.

300634327	0f098a53-53b8-4f7a-b9ba-3f4fbdc3d533	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee and Credit Report fee were not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
11/08/2017: This finding is deemed non-material and rated an EV2.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.79%; Reserves are higher than guideline minimum UW Guides require 9 months’ reserves, loan qualified with 15.6 months’ reserves ; Years on Job Borrower has 6 years on job.

300634735	dfbdb5e6-9c44-4263-9751-8d379c5245c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees,” “Processing Fees” and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
10/02/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  27.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300634735	63453781-f507-434e-bca6-22fd1320ace1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/04/2017: Received attestation no Credit Report or Flood Cert fees were charged. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  27.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300634735	59751bdb-8b17-471d-a0cb-0edcd76e48f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on Closing Disclosure is missing the explanation for the field Other.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  27.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300634735	ac8af081-2aa9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance reflects coverage in the amount of $XXX,XXX with 125% replacement coverage of $XXX,XXX.  The hazard insurance provided does not reflect guaranteed replacement coverage.   The loan amount is $XXX,XXX, a shortfall of $XX,XXX.  Please provide replacement cost estimator.
10/09/2017: Cost Estimator
10/09/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  27.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300634735	f60ae38f-75a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		10/04/2017: Received hazard insurance certificate. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  27.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300634735	68d17bf0-74a7-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/04/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 38.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  27.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774

300634764	3492ceba-4abe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Use of Business assets require CPA/Accountant letter to verify that withdrawal of needed funds will not negatively affect the business.		11/02/2017: Lender provided CPA letter re use of business funds. However, it was in the original loan file. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Full Documentation Full Documentation; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300634764	d741baf5-12cd-4587-9e7e-62cb065b64de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final and funding CD reflects an appraisal fee of $XXXXX  as well as  a 2nd appraisal fee of $XXX resulting in a $XXXX refund due for cure. Cure provided per lender credit on the funding CD
10/31/2017: Final CD shows a sufficient tolerance cure in the amount of $XXXX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Full Documentation Full Documentation; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300634764	b9166751-96bd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXXX.XX.  The loan amount is $XXXXXXX which leaves a shortage of hazard insurance coverage for  $XXXXXXXX.XX . A cost estimator from the Underwriter insurer was not provided.
11/10/2017: hi, please see attached. thank you,
11/10/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.11/08/2017: Audit escalated the exception request to the Client, and it was not approved. Condition will remain as active and loan is rated IVR3 at this time.11/08/2017:  Pending Client exception review11/02/2017:  Pending Compliance review.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Full Documentation Full Documentation; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300634764	92b25263-4fbe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing signed personal tax returns.

11/20/2017: Hi, please see attached signed business returns. thank you11/16/2017: Hi, the borrower signed taxes twice. We were able to locate the other copy on the left side of the file. I apologize for the confusion and delay in locating. Thank you

11/20/2017:  Audit reviewed XXXX/XXXX executed Business Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.11/16/2017:  Received signed/dated XXXX & XXXX personal tax returns.  Signed business returns not provided.  Condition remains.11/02/2017:  Lender provided signed & dated personal tax returns which are dated after the note date.  In addition, tax returns for Business A are not signed and tax returns for Business B are dated after the note date.  QM does not allow post consummation reconciliation.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Full Documentation Full Documentation; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%

300634777	2bdf7d59-c116-4541-b295-60a9df6bedef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated (XX/XX/XXXX) indicates the Estimated Taxes, Insurance and Assessments as ($XXX.XX) a month vs. the calculated value of ($XXXX.XX) a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXXX.XX.  Provide re-disclosed CD and letter of explanation.
10/16/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300634785	cf6baa10-d5a9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided in the loan file.		10/06/2017: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300634788	32311270-034b-4498-b0ae-b6f7c16c7222	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
10/02/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Reserves are higher than guideline minimum UW guides require reserves of 12 mnths, loan qualified with 33.70 months reserves; DTI is lower than guideline maximum UW guides allow DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualifed with FICO of 773

300634788	9110f828-53a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure Section F Prepaids is missing the payee names for the Homeowners Insurance and Property Taxes.		10/02/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 Reserves are higher than guideline minimum UW guides require reserves of 12 mnths, loan qualified with 33.70 months reserves; DTI is lower than guideline maximum UW guides allow DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualifed with FICO of 773

300634788	bdeb8157-51a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current  XXXX Balance Sheet for S Corp Business XXXX & XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

10/05/2017:  Received XXXX  & YTD XXXX Balance Sheets.  Condition cleared.10/04/2017:  Received Balance Sheet for Co-borrower's S-Corp.  Missing YTD XXXX & XXXX Balance Sheet for Borrower's S-Corp per Schedule E Part II Statement 9. Condition remains.

 Reserves are higher than guideline minimum UW guides require reserves of 12 mnths, loan qualified with 33.70 months reserves; DTI is lower than guideline maximum UW guides allow DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualifed with FICO of 773

300634788	6fb2e500-52a8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for S Corp Business on XXXX & XXXX tax return. Per appendix Q, both it & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

10/05/2017:  Received XXXX & YTD XXXX Profit & Loss Statements.  Condition cleared.10/04/2017:  Received P&L Statement for Co-borrower's S-Corp.  Missing YTD 2017 & 2016 P&L Statement Borrower's S-Corp per Schedule E Part II Statement 9.  Condition remains.

 Reserves are higher than guideline minimum UW guides require reserves of 12 mnths, loan qualified with 33.70 months reserves; DTI is lower than guideline maximum UW guides allow DTI of 43%, loan qualified with DTI of 23.37%; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualifed with FICO of 773

300637520	748ab857-24c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Obtain a Fully Completed Loan Application	The assets and liabilities section of the final application was not completed.
11/15/2017: There was a computer glitch that did not print the information. Since the information would be the same as the initial signed application, we are asking if you can make an exception and waive this condition.

11/22/2017: Audit acknowledges the client approved guideline exception for incomplete assets and liabilities section of the final application . Loan will be rated a B.11/15/2017: Exception is pending review from client.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 769; LTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 43.13%; Years in Primary Residence Borrower has resided in subject for 8 years

300637520	ad9a7a64-45be-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent. (Mortgage recording fee not disclosed on Final CD)
11/03/2017: Please see attached settlement statement showing the Recording Fee of $XX.XX was Paid by Others-Settlement Agent
11/03/2017: Audit reviewed documentation submitted, and has determined that recording fees were paid by the settlement agent. Final ALTA Settlement Statement reflects recording fees paid by others. Closing Instructions for the settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 769; LTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 43.13%; Years in Primary Residence Borrower has resided in subject for 8 years

300637520	6a1b4b95-a585-48a8-9173-d39f1ac9b59b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the XXXX.  LE dated XX/XX/XXXX reflects a fee total of $X,XXX ($X,XXX at XX%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX for a variance/refund required of $XX to meet XX% threshold.  Cure provided per lender credit on the final CD.
11/01/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a Fitch B
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 769; LTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 43.13%; Years in Primary Residence Borrower has resided in subject for 8 years

300637520	776a8b0e-02bf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Explanation letter not provided for large deposit dated XX/XX/XXXX and XX/XX/XXXX. Per guideline borrower must provide a written explanation along with acceptable documentation of the source of large deposits that are reflected on bank statements.

11/15/2017: Attached please find the explanation from the borrower of the two large deposits. Also, please note the source of the deposits were from the XXXXXXXX HELOC that is attached showing the draws on the HELOC for $XXK XX/XX and $XXK on XX/XX/XXXX, showing in the borrowers account on XX/XX/XXXX.
11/15/2017: Audit reviewed LOE for large deposits and evidence of source, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 769; LTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 43.13%; Years in Primary Residence Borrower has resided in subject for 8 years

300638035	0960e456-92c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues in section H of the final Closing Disclosure is missing the name of the service provider. Provided a corrected CD and LOE to the borrower.		11/08/2017: A Post Close CD added the name of the service provider. The loan will be rated a B for all agencies.
300642808	6089ed41-a6b2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement		10/19/2017: Received rate lock agreement. Condition cleared.
300642808	d5681cef-d403-491a-898d-d997d699c8c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure dated (XX/XX/XXXX) does not list the name of the government entity assessing the tax.		Non-material per SFIG guidance, loan will be graded B for all agencies
300642808	4042834f-a6b2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The CD dated (XX/XX/XXXX) is missing required data under the Estimated Taxes, Insurance & Assessments section for the field titled Other.		Non-material per SFIG guidance, loan will be graded B for all agencies
300642808	b1259df4-a4b2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA report addressed to the correct client		10/18/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300642863	5efd7958-96b5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Added 10/20/2017:  The post consummation CD and final settlement statement do not match.  PCCD:  Owner Title Policy $XXXX, Lender Title Policy $XXXX, cash to close $XXX,XXX.XX.  Settlement statement:  Owners Title Policy $XXXX, Lenders Title Policy $XXX, Cash to borrower $XXX.XX.  Please provide revised post consummation CD and explanation letter to borrowers.
															10/24/2017: Hi, please see attached. thank you,	10/24/2017: Audit concurs with the Lender Rebuttal, and has determined that the Final CD and Final Settlement Statement reflect the same total amounts. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 694; Years on Job Borrower has 11 years on job

300642863	8bc38f73-a8b2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Determination Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and Flood Determination Certificate in the file. The Credit Report and Flood Determination Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 694; Years on Job Borrower has 11 years on job

300642863	9e832783-ed1c-4911-bb92-8066586b0f87	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The Post Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for (taxes/insurance) and the calculated escrow payment should be $X,XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															Hi, At the time docs were drawn XXX used the best available information. At funding the correct figures were used and the post consummation CD reflects the correct amounts for section G. Thank you	10/20/2017: Audit reviewed Lender's rebuttal and agrees. The post consummation CD reflects the correct amount for escrows & PITIA. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 694; Years on Job Borrower has 11 years on job

300642863	ee818586-a3ea-479b-a17c-3cc9796376d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The Post Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The post CD shows the payment amount as ( Years #1 - #30 $X,XXX.XX include the amounts of P&I, Estimated Escrow & Estimated Total) , the calculated payment amount is (Years #1 - #30  $X,XXX.XX. The lender used the incorrect amount of $XX.X for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															Hi, At the time docs were drawn XXX used the best available information. At funding the correct figures were used and the post consummation CD reflects the correct amounts for section G. Thank you	10/20/2017: Audit reviewed Lender's rebuttal and agrees. The post consummation CD reflects the correct amount for escrows & PITIA.. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 694; Years on Job Borrower has 11 years on job

300642863	d2e53aaa-64c3-41cf-ba5c-8364de8263a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Post Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															Hi, At the time docs were drawn XXX used the best available information. At funding the correct figures were used and the post consummation CD reflects the correct amounts for section G. Thank you	10/20/2017: Audit reviewed Lender's rebuttal and agrees. The post consummation CD reflects the correct amount for escrows & PITIA. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 694; Years on Job Borrower has 11 years on job

300642863	4f3e3bb6-a8b2-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues in section H Other of the final Closing Disclosure are paid to HOA and missing the actual name of the service provider. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 75 months reserves; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 694; Years on Job Borrower has 11 years on job

300643040	7b7ef158-82c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The CD in file is missing the credit report fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.		11/9/2017: Exception is deemed material with a final rating of a “2”.
 DTI is lower than guideline maximum 29.59% DTI is lower than guideline requirement of 43%.; No Mortgage Lates No mortgage lates on credit report.; FICO is higher than guideline minimum Lowest middle FICO score is 793.

300643040	5d83d026-32dd-4611-8ae7-01a3f932f489	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
11/9/2017: Exception is deemed material with a final rating of a “2”.
 DTI is lower than guideline maximum 29.59% DTI is lower than guideline requirement of 43%.; No Mortgage Lates No mortgage lates on credit report.; FICO is higher than guideline minimum Lowest middle FICO score is 793.

300643040	f168b6aa-2fc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing attached legal description from the recorded Deed of Trust.		11/14/2017: Received Exhibit A to mortgage. Condition cleared.
 DTI is lower than guideline maximum 29.59% DTI is lower than guideline requirement of 43%.; No Mortgage Lates No mortgage lates on credit report.; FICO is higher than guideline minimum Lowest middle FICO score is 793.

300645869	d491c949-c230-4895-91b6-01d3a32da531	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		12/28/2017: Received initial loan estimate which contains appraisal disclosure. Condition cleared.
300645869	b44cae30-39e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300645869	0aa8a7b5-735c-4726-ac9c-6be188f9440f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate / LE Not in File.		12/28/2017: Received initial loan estimate and 2 revised loan estimates. Change in circumstance for revised loan estimates located in the original loan file. Condition cleared.
300645997	5a982a3a-56c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee and the Appraisal Report fee in Section B are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX and an Appraisal Report fee of $XXX.XX with no resulting COC for any subsequent disclosures.  The final Closing Disclosure reflects a Credit Report fee of $XX.XX and an Appraisal Report fee of $XXX.XX.  These fees are in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.
11/09/2017: The Final CD reflects a tolerance cure of $XXX.XX which is sufficient. Loan will be rated a B for all agencies.
300646227	3b73e152-05ea-447f-a2d7-7c86c16ca7f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	The Closing Disclosure dated (XX/XX/XXXX) in the Costs as Closing section, for the field Closing Costs: (in Loan Costs) does not match the amount disclosed on page 2 (section D) of the CD.		Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300646227	026f0336-2f7e-44d7-9ff7-3f1ba4722971	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300646227	feff7403-42df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	The Disaster Area Inspection is on the initial image file: pages XX-XX. It is dated XX/X/XX – after the strike date. No damages to the property.	12/15/2017: Audit reviewed Lender's rebuttal and agrees. Post disaster inspection reflecting no damage was provided in the original loan file. Condition rescinded.
300646581	a5202a4c-d7b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
An employment verification within 10 days prior to the note date as required by lender's guidelines was not provided for borrower.An employment verification within 30 days of note date as required per Appendix Q  for loan to be deemed a Qualified Mortgage was not provided for  borrower.

10/24/2017:  Audit reviewed Lender's rebuttal and original loan file.  Verification of borrower's salaried employment within 10 business day was provided in the original loan file.  VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%

300646581	1c7dd85d-d8b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
10/26/2017: hi, please see attached. thank you,
10/26/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%

300646581	4770f9ae-d6b4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
10/26/2017: hi, please see attached. thank you
10/26/2017: Audit reviewed the executed Business Tax Returns for the last two years, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 23 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.06%

300646609	ed02e9d1-acc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/15/2017: Received explanation letter, air bill and post consummation CD. Condition cleared. Loan will be rated a B.
300646612	ade9e709-a636-49d3-a525-e36afb993287	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Subordination Process Fee paid by the Broker reflected in section B of the final Closing Disclosure should be reflected in section A. Provided corrected CD and LOE to the Borrower.		11/07/2017: This is deemed non-material. The loan will be rated a B for all agencies.
300646612	e31e4d23-d3c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflects a Final Inspection fee of $XXX with no resulting CoC for any subsequent disclosures. The  final CD reflects a Final Inspection fee of $XXX resulting in a $XXX refund due for cure.
11/7/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
300646620	1741686d-3d03-4611-b432-2473fd577d68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgement of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial 3 business days prior to consummation.
10/12/2017: Received disclosure tracking history and initial CD. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 25 years Self Employed

300646620	336fe65c-19ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp in section E of the final Closing Disclosure are paid to Other and missing the actual name of the government entity.  Provide corrected CD and letter of explanation to the borrower.
10/10/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 25 years Self Employed

300646620	7f592370-7ce0-41b8-8413-83e0c08b2b95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD dated reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidelines, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 25 years Self Employed

300646620	173b2859-ebb2-45ee-977a-8f1fe798a0ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.

10/13/2017:  Received change in circumstance supporting change in interest rate with no lender credits.  Condition cleared. 10/12/2017:  The rate lock with a rate of X.XXX% provided is dated X/XX and matches the rate lock in the file on page 109.  The LE dated X/XX reflects rate of X.XXX% and a lender credit of $XXXX.  The CD dated X/XX reflects a rate of X.XXX% and lender credit of $XXXX.XX.  The CD dated X/XX reflects a rate of X.XXX% and no lender credit.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 25 years Self Employed

300646620	7edaa4b6-18ad-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes and homeowner's insurance premium in section F of the final Closing Document are missing the government entity assessing the tax and the payee. Additionally, the Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the service provider.  Provide corrected CD and letter of explanation to the borrower.
10/10/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 25 years Self Employed

300646623	ba573ce7-7b61-4c0e-81f4-34502ff9c05f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	11/15/2017: ABA Attestation	11/15/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
 No Rental Lates VOR verifies 25 months payment history with no late payments reported; Years in Field Borrower has 40 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 89.50 months reserves

300646623	ccfeaa17-a93b-4624-b420-f2a6ff291571	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $XXX.XX ($XXX.XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.
11/21/2017: PCCD - Refund, Letter to Borrower
11/21/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 11/16/2017:  Received post consummation CD reflecting sufficient tolerance cure.  However, explanation letter, copy of check & evidence of delivery not provided.  Condition remains.

 No Rental Lates VOR verifies 25 months payment history with no late payments reported; Years in Field Borrower has 40 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 89.50 months reserves

300646623	9bd51eda-dbc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation
Mortgages, notes, bonds payable in less than 1 year in Schedule L of the XXXX & XXXX 1120S were excluded from the income calculation of the borrower's S Corporation.  Provide CPA letter evidencing why these figures were excluded from the calculation or evidence that the mortgage, notes, bond payable are not payable in less than 1 year.
11/15/2017: Notes
11/15/2017: Audit reviewed all documentation pertaining to XXXX Schedule L 1120S tax returns, and has determined that the notes are not payable in less than 1 year. All Notes and Subordination Agreements were provided and are deemed acceptable as sufficient evidence of terms payable. Condition cleared.

 No Rental Lates VOR verifies 25 months payment history with no late payments reported; Years in Field Borrower has 40 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 89.50 months reserves

300646623	2070be8a-11c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	All pages of the hazard insurance were not provided. Missing page 2 reflecting the premium amount. Only page 1 of 2 was provided.	11/21/2017: Hazard Insurance11/15/2017: Insurance
11/21/2017: Audit reviewed Hazard Insurance Declaration, and has determine that the documentation submitted is deemed acceptable. Condition cleared.  11/15/2017: Audit reviewed Hazard Insurance Declaration page provided, and has determine that it reflects the INCORRECT borrower and property address. Condition remains.

 No Rental Lates VOR verifies 25 months payment history with no late payments reported; Years in Field Borrower has 40 years in Field  ; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 89.50 months reserves

300646632	72562b30-e2c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Verify Other Income	Unable to accurately determine ownership & debt liability for REO. File contains multiple conflicting documentation as to Mortgage liability, rental income and Ownership.
11/14/2017: The borrower appears to have ownership in the XXXXXX property, along with others. The Sch E represents the borrowers portion of income/expense. The lease in file made out to one of the other owners (also who the checks are made out to) show the property makes $XXXX/mo ($XX,XXX). The borrower claims rents received of $XXXXX annual (XXXX.XX/mo). There is a letter in the file from the CPA that states they write off the mortgage interest due to their ownership in the property. Property profile shows it belongs in a personal trust and the borrower is one of the trustees. Since the borrower is not obligated on the mortgage, the payment was excluded. However, they were qualified with full tax and insurance due to being viewed as contingent liability. Since the borrower was not obligated on the mortgage, we are not able to add back mortgage interest. The note was provided to show the borrower is not obligated on the mortgage note. Please rescind condition.

11/14/2017: Audit reviewed the Lender Rebuttal, as well as the CPA letter confirming borrower's ownership is said property, and has determined that the documentation within the loan file is sufficient evidence of ownership. Condition rescinded.

 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 42 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported

300646632	6da32b4d-f86d-44e3-ad8c-699301f4e4c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated X/XX/XX reflects Points of $X,XXX.XX with no resulting COC for any subsequent disclosures. Final CD reflects Points of $X,XXX.XX for a variance/refund required of $X,XXX.XX. Provide corrected CD, evidence of Refund to Borrowers, letter of explanation and proof of delivery.

11/14/2017: The discrepancy is due to the borrower requesting a lock extension on XX/XX/XX which reduced the lender credit for the rate by $X,XXX.XX (lock extension fee of 0.25% x loan amount of $XXX,XXX.XX). The related lock confirmation and CD were included in the loan file.

11/14/2017: Audit review of Rate Lock Confirmation confirms rate lock extension added to pricing, therefore no refund is required. Documentation, for Lender Credit, within the loan file deemed acceptable, condition rescinded.

 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 42 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported

300646632	3e593b15-240d-4c6f-9d1c-ac8d00ab4423	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to Borrowers, letter of explanation and proof of delivery.
11/14/2017: please see attached CD borrower signed at closing showing the appraisal amount of $XXX.XX. Refund isn't needed. Please rescind condition.
11/14/2017: Audit reviewed executed final CD, as well as the Post Funding CD, and has determined that the Appraisal Fee reflects $XXX. No COC is required as fee did not increase on the final executed CD. Condition rescinded.

 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 42 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported

300646632	b7c436e8-cb7c-448b-b592-003846626978	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold - Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
11/14/2017: We disagree - the discounts points are considered bona fide and thus can be excluded from QM - See attached job aid.
11/14/2017: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 42 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported

300646646	e1668fdc-1ece-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/21/2017: Finding deemed non-material and will be graded a B for all agencies.
300646646	2dcbafdb-21ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal report fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on the funding CD.
11/21/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300646706	4e95937d-db26-4fa0-8bf7-0ecccd62ff9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Please provide Lender Affiliated Business Disclosure dated within 3 days of the aplication date and signed by both Borrowers; or verification that the Lender does not have any affiliates.		11/17/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 780; DTI is lower than guideline maximum UW Guides maximum DTI of 43, loan qualified with DTI of 35.84; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported

300646706	acc70361-aacb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Determination Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Determination Certificate in the file. The Flood Determination Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/17/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 72, loan qualified with FICO of 780; DTI is lower than guideline maximum UW Guides maximum DTI of 43, loan qualified with DTI of 35.84; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 40 months payment history with no late payments reported

300646731	658f0a18-2b58-419b-b003-a7f410333a05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300646731	9a28bf56-b6c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer taxes listed in section E of the final LE are missing from the Final CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300646739	4a3ca256-9d39-4176-9f92-e8845e98c847	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		11/17/2017: This is deemed non-material. The loan will be rated a B for all agencies
300646739	c798d89f-31c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the government entity accessing the tax. A Provide a corrected CD and LOE to the Borrower.		11/17/2017: This is deemed non-material. The loan will be rated a B for all agencies
300646739	2369b5bc-31c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/14/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300647054	8a34a99f-42b3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing mortgage/deed of trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
10/23/2017: Audit reviewed original loan file. Escrow instructions provide evidence the mortgage will be sent for recording. Condition rescinded.
 Years Self Employed Borrower has 28 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.20 months reserves

300647054	60b5aff8-4f55-4f2a-b336-82f5ef5e34b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that Credit Report Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years Self Employed Borrower has 28 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.20 months reserves

300647054	adb0b1ed-8965-425f-9d3a-a207a5a708be	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
A Recording fee was not reflected in section E of the Closing Disclosure.  The Recording fee should be disclosed in section E of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that Recording fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years Self Employed Borrower has 28 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.20 months reserves

300647057	7c0b2e10-4bff-4a6e-8894-57d2553bdbb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
11/21/2017: This finding is deemed non-material and is rated EV2.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; Years in Field Borrower has 25 years in Field

300647057	d21e4ca6-ecce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The appraisal reflects the APN number as XXX-XX-XXX vs the title and mortgage reflects the APN number as XXX-XX-XXX .
11/28/2017: Hi, The parcel is XXX-XX-XXX . This is on the appraisal and indicated on the prelim as the new parcel. The other parcel indicated on the prelim is stated to be the former parcel. It was new construction and the prelim reflected both APN’s. please see attached. thank you

11/28/2017: Audit reviewed the Lender Rebuttal, and has determined that the subject property is a new construction and was part of a larger parcel that was portioned off for subject property. Both APN number's are acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; Years in Field Borrower has 25 years in Field

300647070	3ca78130-7ec5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/10/2017: This is deemed non-material. The loan will be rated a B for all agencies.
300647070	c4b61e18-80c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Section J of the closing disclosure reflects sufficient refund.
300647070	cb017d83-50c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Document the name and title of the person confirming the employment, the date of the call and the source of the phone number.  Additional conditions may apply.
Please rescind this condition and see attached self employed businesses which were included in the original file upload
11/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted is deemed acceptable. Sufficient evidence has been provided to verify borrower's business. Condition cleared.  11/15/2017:  Audit reviewed Lender's rebuttal and agrees the documents provided were in the original loan file.  However, the internet search provided verifies the address on the statement of information.  It does verify the borrower's businesses are located there and the address does not match the address on the tax returns.  Condition remains.

300647071	3cb92fb8-42bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Determination Fees were not reflected in section B of the Closing Disclosure despite evidence of a credit report and Flood Determination Certificate in the file. The Credit Report and the Flood Determination Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.78%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Years on Job Borrower has 6 years on job

300647071	e4ff6312-43bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home Inspection, Home Warranty and Natural Hazard Disclosure/Report fees are paid to TBD and missing the actual name of the service providers in section H Other of the final Closing Disclosure.  Provided corrected CD and letter of explanation to the borrower.
10/27/2017: A post close CD removed Home Inspection Fee, provided service providers name for Home Warranty and Natural Hazard Disclosure/Report fees.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.78%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Years on Job Borrower has 6 years on job

300647071	caacdc02-41bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and  verification of the down payment for a purchase.  The loan file is missing the terms and conditions of withdrawal from 401K. In addition retirement asset is greater than 90 days which exceeds maximum age of document permitted per guidelines.
11/07/2017: Terms of Withdrawal 11/02/2017: Hi, please see attached update for 401k account. will send terms of withdrawal as soon as possible. thank you
11/07/2017: Audit reviewed the 401K Terms of Withdrawal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  11/02/2017:  Received updated 401K statement.  Pending terms and conditions of withdrawal.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.78%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Years on Job Borrower has 6 years on job

300647071	05ab31dd-40bb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report. VOM/VOR require to verify.		11/02/2017: Received satisfactory verification of housing payment history. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.78%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Years on Job Borrower has 6 years on job

300647173	caaed8e7-11e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/20/2017: CDA report provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 115 months payment history with no late payments reported; Years on Job Borrower has 14 years on job

300647173	44216535-04e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		12/20/2017: Condition rescinded per Client.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 115 months payment history with no late payments reported; Years on Job Borrower has 14 years on job

300647173	78557912-21e9-4626-ab9b-1fe79320c646	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XXX and a Final Inspection Fee of $X with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XXX.XX and a Final Inspection Fee of $XXX resulting in a $XXX.XX refund due for cure.
12/18/2017: A Credit Report and Final Inspection Fee charge cure on the final CD in the amount of $XXX.XX. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 115 months payment history with no late payments reported; Years on Job Borrower has 14 years on job

300647173	826f3625-11e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title Fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title Service Provider and did not use the provider on the WLSP. All the Title Service provider fees should be listed in section C of the CD.
12/18/2017: A post close CD reflects Title Fees in Section C.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 115 months payment history with no late payments reported; Years on Job Borrower has 14 years on job

300647179	979ee5ea-d2f6-4f3d-8fbd-ae322ad9d036	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/01/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770; Years on Job Borrower has 10 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.10 months reserves

300647179	cff888e0-9cb3-43e1-8600-66e476215a42	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. Flood Certification fee Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be rated a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770; Years on Job Borrower has 10 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.10 months reserves

300647179	6842c269-5bbe-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes and Homeowners Insurance Premium in section F of the final closing disclosure is missing the payee. Please note that an explanation to the borrower is required.		Non-material per SFIG guidance, loan will be rated a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 770; Years on Job Borrower has 10 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.10 months reserves

300647200	77c1e765-36cf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The file is missing evidence of a replacement cost determination for the subject property. Coverage is $XXX,XXX, the loan amount is $XXX,XXX.	Hi, please see attached Policy Shows Guaranteed Replacement Cost Coverage Thank you,	11/29/2017: Audit reviewed Lender's rebuttal and agrees. Insurance certificate in original loan file reflects guaranteed replacement coverage. Condition rescinded.
 LTV is lower than guideline maximum Guidelines allow a 75% LTV, the subject LTV is 56.25%; Years in Field The borrowers have been in the same industry for 25 years; Reserves are higher than guideline minimum Required reserves are 9 months PITI, the borrowers have 25 months PITI.

300647200	3a167edf-36cf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects total fees of $X.XX with no resulting CoC for any subsequent disclosures. The CD reflects fees of $X,XXX.XX resulting in a $X,XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
A Lender credit was issued for $X,XXX.XX, which is sufficient to cover the cost to cure.
 LTV is lower than guideline maximum Guidelines allow a 75% LTV, the subject LTV is 56.25%; Years in Field The borrowers have been in the same industry for 25 years; Reserves are higher than guideline minimum Required reserves are 9 months PITI, the borrowers have 25 months PITI.

300647888	34393d2b-a4c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Document Error	The mortgage notary signature is dated XX/XX/XXXX and the consummation date is XX/XX/XXXX.	12/06/2017: please see rerecorded mortgage correcting the notary date. please clear the condition.
12/06/2017: Audit reviewed the re-recorded corrected Deed of Trust, and has determined that said document states that re-recorded for the purpose of correcting the acknowledgement date on page 14. Documentation submitted reflects new recording information on the Deed of Trust, as well as a corrected acknowledgement date. Condition cleared.

300647888	2c655736-9020-4d0e-b6cd-84c4dd9e9d2b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The Final CD dated reflects title-lenders policy work charge and the LE dated XX/XX/XXXX reflects document prep. The naming convention is not consistent.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300647890	37e79e6c-ae0f-4410-a862-71c76ca56765	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood Certification Fee and Credit Report fee were not listed in section B of the Final disclosure despite evidence of a flood cert and credit report in file. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
																11/22/2017: Cured post-close and downgrade to a B. Non-material per SFIG guidance, loan will be graded a B for all agencies			Years on Job 18 years on job- Borrower per WVOE; Years in Primary Residence 5 years in primary departure residence.; Years on Job 11.5 years on job- Co-Borrower per WVOE
300647890	bd96c336-c8ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report	Credit report is missing from the loan file.	11/28/2017: CRCredit Report provided in shipped package starting at page 374
11/28/2017: Audit reviewed original Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.11/27/2017:  Credit report on page 374 in the original loan file is a supplement deleting an authorized user account.  Original credit report not provided.  Condition remains.
Years on Job 18 years on job- Borrower per WVOE; Years in Primary Residence 5 years in primary departure residence.; Years on Job 11.5 years on job- Co-Borrower per WVOE
300647890	826dd756-b7cf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	CLTV Exceeds Guidelines	5.0% CLTV exception: Lender G/L for an Owner Occupied, PUD Purchase with a FICO below 740 and DTI > 40% allow a 75% Maximum CLTV. CLTV is 80%.	11/29/2017: LOX w/ Attachment	12/12/2017: Audit acknowledges the client approved guideline exception for CLTV exceeding guidelines. Loan will be rated a B.11/29/2017: Escalated for further review.			Years on Job 18 years on job- Borrower per WVOE; Years in Primary Residence 5 years in primary departure residence.; Years on Job 11.5 years on job- Co-Borrower per WVOE
300647890	6ab2b48b-c8ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from the loan file.	CDA Report provided in shipped package starting at page 266
11/27/2017: CDA provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.11/27/2017: CDA provided in the original loan file is the Lender's CDA report.  Pending Client's CDA report.  Condition remains.
Years on Job 18 years on job- Borrower per WVOE; Years in Primary Residence 5 years in primary departure residence.; Years on Job 11.5 years on job- Co-Borrower per WVOE
300647904	3952ef84-66c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Obtain Verbal VOE	For salaried borrowers: Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is dated post loan consummation.
11/29/2017: Hi, per conference call last week in regards to voe dates please see attached paystubs dated within 30 days prior to loan consummation. thank you,11/20/2017: Per approved guidelines, VVOE must be completed 10 business days prior to closing date. XXXXXXXXXX is an escrow state, which requires us to have a 3 day rescission period before funding. Our closing date is the funding date. VVOE was completed XX/XX and funded XX/XX.

12/13/2017: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.12/05/2017: Exception is pending review from client.11/29/2017: Escalated to management for confirmation. Pending.11/20/2017: Audit reviewed the Lender Rebuttal, and has determined that guidelines state that the verbal verification of employment (VVOE) must be performed no more than ten (10) business days prior to the closing date. Loan documents executed and dated XX/XX/XXXX as closing date, therefore VVOE does not meet lender guideline nor Appendix Q requirements for the most recent two full years, and must require the consumer to explain any gaps spanning one or more month, unable to verify Gap without VVOE verification within 30 days of consummation. QM does not allow post-closing reconciliation. Condition remains.
FICO is higher than guideline minimum FICO Score709; Reserves are higher than guideline minimum Reserves 167.40 months > 9 months minimum required.; Years in Field Borrower has 15 years in fileld
300647904	69ddca6c-64c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/14/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum FICO Score709; Reserves are higher than guideline minimum Reserves 167.40 months > 9 months minimum required.; Years in Field Borrower has 15 years in fileld
300647904	7f2b338c-65c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The flood cert fee is missing in section B of the final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies			FICO is higher than guideline minimum FICO Score709; Reserves are higher than guideline minimum Reserves 167.40 months > 9 months minimum required.; Years in Field Borrower has 15 years in fileld
300647904	466e70bb-64c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	11/17/2017: Hi, please see attached. thank you,
11/017/2017: Audit reviewed the Limited Review Checklist and Warranty provided, and has determined that the documentation is deemed acceptable. Per Guidelines, Limited review allowed for attached units (including 2-4 unit projects) in established condominium projects as long as the following requirements are investor/lender Seller Guide met: Subject is primary residence with maximum LTV/CLTV/HCLTV of 90%. Condition cleared.
FICO is higher than guideline minimum FICO Score709; Reserves are higher than guideline minimum Reserves 167.40 months > 9 months minimum required.; Years in Field Borrower has 15 years in fileld
300647937	07da5a35-6c9a-4ec7-b995-a1c70261d150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. No cure.	11/14/2017: Please see attached disclosure history and the initial cd that was disclosed to the borrowers. These documents were originally uploaded. Please rescind the condition.
11/14/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Disclosure history on page 147. Condition rescinded.

300647937	f984b74f-64c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing initial CD.	11/14/2017: Please see attached initial cd. This was originally uploaded. Please rescind condition.	11/14/2017: Audit concurs with the Lender Rebuttal, and has determined that the initial CD was located on page 224. Condition cleared.
300647937	c6d69586-7b8f-4aee-9c7d-21afc977e294	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX.XX. The lender credit decreased to $XXXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300647939	21ee03a1-3ee0-4f86-9611-e8006dbebd58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated  reflects a credit report of $XX.XX with no resulting CoC for any subsequent disclosures. The Final CD dated reflects a credit report fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/10/2017: Sufficient credit to cure tolerance violation on the final CD, loan will be graded a B for all agencies
300647939	4b54c07e-0fce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
11/10/2017: Sufficient credit to cure tolerance violation on the final CD, loan will be graded a B for all agencies
300650259	643bcaa5-79ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain 3rd party verification of employment
Self-Employed Confirmation must include Verification of the existence of the borrower’s business from a third party, such as a CPA, regulatory agency, or applicable licensing bureau, dated within 30 days of the Note date.
12/20/2017: Appendix Q requirements met, lender guideline exception acknowledged.11/22/2017: please see attached, please rescind condition as this was included in the initial upload
12/20/2017:  Client waived, non-material11/22/2017: Audit reviewed Self Employment VOE documentation, and has determined that per guidelines ALL of the following are required: Self-Employed Confirmation must include (1) Verification of the existence of the borrower’s business from a third party, such as a CPA,regulatory agency, or applicable licensing bureau, dated within 30 days of the Note date (SATISFIED) (2) Listing and address of the borrower’s business using a telephone book, Internet, or directory assistance (MISSING) (3) Document the name and title of the person confirming the employment, the date of the call and the source of the phone number (MISSING). Condition remains.

 FICO is higher than guideline minimum UW Guidelines requires FICO of 740, loan qualified with FICO of 769.; Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifies with 51 months reserves, ; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300650259	f7987c1f-1ace-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	11/22/2017: PDI	11/22/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines requires FICO of 740, loan qualified with FICO of 769.; Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifies with 51 months reserves, ; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300650259	cc134e4f-10af-4420-bb13-5e92e58fcdb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The All Title Fees on the CD  are missing in section c as compared to the LE dated XX/XX/XXXX Title Fee. Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
11/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guidelines requires FICO of 740, loan qualified with FICO of 769.; Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifies with 51 months reserves, ; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300650259	69cd0f3a-e746-4702-a97b-13d618f7dea2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the Final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
11/20/2017:Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guidelines requires FICO of 740, loan qualified with FICO of 769.; Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifies with 51 months reserves, ; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300650259	9f4d1715-2ace-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Document Error
Lender used the original HELOC for a higher CLTV, rather than the reduced HELOC shown on the Subordination Agreement and correct CLTV. 1008 failed to include any HELOC payment. Lender's G/L require subordinate mortgages to reflect regular payments that, at a minimum, cover theinterest due to prevent negative amortization. Mortgage terms must reflect a market interest rate.
12/21/2017: Received HELOC agreement and evidence line was modified to a lower amount. Audit utilized payment from credit report. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines requires FICO of 740, loan qualified with FICO of 769.; Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifies with 51 months reserves, ; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300650259	fcf0b62f-fcce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HELOC agreement
Missing HELOC Agreement. Lender's G/L require subordinate mortgages to reflect regular payments that, at a minimum, cover the interest due to prevent negative amortization. Mortgage terms must reflect a market interest rate.
12/21/2017: Received HELOC agreement and evidence line was modified to a lower amount. Condition cleared.
 FICO is higher than guideline minimum UW Guidelines requires FICO of 740, loan qualified with FICO of 769.; Reserves are higher than guideline minimum UW Guidelines require 6 months reserves, loan qualifies with 51 months reserves, ; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300650315	78f5b080-d2ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Reserves
11.99 mos < 12 mos required, per lender.  Assets verified of $XX,XXX.XX. GL required 12 months reserves for subject property of $XX,XXX.XX plus $XXX.XX in funds to close, resulting in short funds to close of $XXX.XX.

12/05/2017: Exception form11/22/2017: Funds of $XX,XXX.XX and 12 months reserves are $XX,XXX.XX($X,XXX.XX times 12) plus $XXX.XX would mean they needed to document $XX,XXX.XX– we documented more than needed

12/05/2017: Audit acknowledges the client approved guideline exception for short reserves. Loan will be rated a B.11/22/2017: Audit reviewed the Lender Rebuttal, and has determined that the PITI is $X,XXX.XX based on documentation within the loan file. It appears the discrepancy is due to monthly Hazard Insurance premium page 89 at $XXX.XX/12= $XX.XX, whereas the lender 1008 reflects $XX.XX. Total Assets verified at $XX,XXX.XX minus $XX,XXX.XX (PITI $X,XXX.XX x12) minus $XXX.XX (cash to close) equals NEGATIVE $XXX.XX. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years on Job Co-Borrower has 6 years on job; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XX.XX

300650315	afe30bae-d3ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years on Job Co-Borrower has 6 years on job; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XX.XX

300650315	ea6b410e-cf37-4ea8-a11c-d2d23bd5c4fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes and Insurance as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. Provide re-disclosed CD and letter of explanation.
11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years on Job Co-Borrower has 6 years on job; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XX.XX

300650315	82bfbc51-d4ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Document are paid to Tax Authority and missing the actual name of the government entity. Provide re-disclosed CD and letter of explanation.		11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years on Job Co-Borrower has 6 years on job; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XX.XX

300650315	570a78a7-d1ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	The Lender's guidelines require a payment history for the HELOC being paid off to verify no draws > $2000 in the past 12 months. Draw history not provided. Additional conditions may apply.	11/29/2017: Please see settlement statement attached. The 2nd being paid off in a rate/term refinance only has to be purchase money 2nd. Proof of no draws is not required.11/27/2017: Guidelines
11/29/2017: Audit re-analyzed the Lender Guidelines, and has determined that the HELOC was part of the Purchase Transaction. Documentation submitted is deemed acceptable. Condition cleared. 11/27/2017: Audit reviewed the Lender Rebuttal, and has determined that per guidelines: Payoff of a junior lien is permitted if Second was purchase money and copy of HUD 1 from purchase transaction shows lien as a 2nd -OR- Junior lien is a closed end second or HELOC with 1 year seasoning. For HELOC, must provide draw schedule for prior 12 months evidencing no draws exceeding $2000 singly or cumulatively, otherwise transaction is cash out. Buyer's Final Settlement Statement confirms that this was a purchase money loan, HOWEVER it was taken out as a HELOC NOT a CLOSED end second mortgage, therefore provide draw schedule for prior 12 months evidencing no draws exceeding $2000 singly or cumulatively. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years on Job Co-Borrower has 6 years on job; Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly payments by $XX.XX

300650320	5d0a7330-d8c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for departing on the final application not provided.	11/14/2017: Taxes
11/14/2017: Audit reviewed evidence of taxes on departure residence, and has determined that the property profile documentation is sufficient to verify tax information. Documentation submitted is deemed acceptable. Condition cleared.

 Years on Job Borrower has 21 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 22.79%

300650320	83eb19cd-7055-4ecc-871e-637efc0544fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		11/08/2017: This finding is deemed non-material and rated an EV2.
 Years on Job Borrower has 21 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 22.79%

300650320	e52209d3-0671-4d4e-a909-a3bd617ed5a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
11/08/2017: This finding is deemed non-material and rated an EV2.
 Years on Job Borrower has 21 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 41%, loan qualified with DTI of 22.79%

300650322	9e2bb2de-bec8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment	Guidelines require a VVOE within 10 business days prior to consummation for each job. The VVOE's are both dated post loan consummation.
12/05/2017: Hi, please see attached transaction history to show borrower received direct payroll deposit from both employers (and amounts in line with pay stubs) as confirmation employed prior to note date. thank you,12/04/2017: Hi, please see attached transaction history to show borrower received direct payroll deposit from both employers (and amounts in line with pay stubs) as confirmation employed prior to note date. thank you,

12/13/2017: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.12/05/2017: Exception is pending review from client.12/04/2017: E-mailed DM/ADM; see K drive11/17/2017:  Received verification of employment for both jobs.  However, they are dated more than 10 business days prior to consummation.  Condition remains.

 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 99 months’ payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Years on Job Borrower has 14 years job time- CA position- per WVOE

300650322	cd707e20-aec9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Improper Calculation of Debts	Lender omitted $X,XXX/mo Rent which represents Borrower's monthly housing expense for a second job.
11/17/2017: Hi, The reason the $X,XXX rent payment was omitted was because we have a letter in file from employer (and attached again) stating that as of XX/XX/XXXX the employer XXXXXX XXXXXX XXXXX has agree to sublease the apartment and assumes full responsibility for the monthly rent payments and related expenses for the duration of the lease. Thank you,

11/17/2017: Audit reviewed Lender Rebuttal, as well as documentation provided, and has determined that the original loan file contained all verification of employer assuming monthly payments until the remainder of the lease.  VOR and paystubs were provided within the loan file. Condition rescinded.

 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 99 months’ payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Years on Job Borrower has 14 years job time- CA position- per WVOE

300650322	2d5a8f5b-99c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	11/17/2017: PDI	11/17/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 99 months’ payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Years on Job Borrower has 14 years job time- CA position- per WVOE

300650322	6596e1c1-4bc0-4a38-bb09-2e8b7d5a8604	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee and Credit Report were not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}

11/17/2017: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.11/13/2017: Cure post-close and downgrade to a B. Non-material per SFIG guidance, loan will be graded a B for all agencies

 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 99 months’ payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Years on Job Borrower has 14 years job time- CA position- per WVOE

300650322	c02935e9-8f7c-40ed-a4ad-5bb35301c18a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The most recent LE reflects an Appraisal Review fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Review of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/13/2017: Cure provided per $XXX.XX lender credit on final CD. Issue cleared -loan will be graded a B for all agencies
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 99 months’ payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Years on Job Borrower has 14 years job time- CA position- per WVOE

300650322	13e96fd4-0df4-4cae-be73-ec2745bca600	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX.XX. Over-disclosure is considered a non-material finding. Loan will be graded a B for all agencies.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 No Rental Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 99 months’ payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Years on Job Borrower has 14 years job time- CA position- per WVOE

300650323	a1e9d1c6-27c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/08/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300650323	6872b730-33c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300650323	49e7929f-1406-489e-9c5b-1369c9a9475f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosure. The final CD reflects an Appraisal fee of $XXX which results in a $XX refund to cure.		11/06/2017: A RESPA Appraisal charge cure of $XX on the final CD. The loan will be rated a B for all agencies.
300650323	517940e7-6bfa-4891-a80f-cd99b4a72a71	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the taxes vs. the actual amount of $XXXX.XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300650327	0e683963-1ff0-423e-9806-be6d4a6014bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated X/XX/XXXX reflects a credit report fee of $XX.XX and a Flood certification fee of $X.XX with no resulting CoC for any subsequent disclosures. The final XX reflects a credit report fee of $XX.XX and a flood certification of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected XX, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/26/2017: A RESPA Credit report and flood certificate cure of $XX.XX on final XX. The loan will be rated a B for all agencies.
300650327	288185ff-84ba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.
10/31/2017: CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.10/30/2017:  Received Lender's CDA report.  Pending CDA report from Client.  Condition remains.

300651457	c1d3e5f1-b1c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300651457	59db80b1-593c-4fb0-a1c3-e30a31333542	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal report fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on the funding CD.
11/06/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
300651461	6dfe9b09-9ac8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing the 2015 signed 1040’s and 2016  signed 1120’s
11/15/2017: Received signed, dated XXXX 1040 and 1120S. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.0%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.70 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

300651461	d5b8f909-5bc6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Legal Residency	Evidence of Borrower residency not provided. Per final application, Borrower is a non-permanent resident.	11/23/2017: Corrected 1003; borrower is a US Citizen	11/23/2017: Audit reviewed corrected Final executed 1003 reflecting borrower as a US citizen, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.0%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.70 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

300651461	82cc237a-9ac8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding closing disclosure. The consummation CD in file does not reflect the correct disbursement date.		11/16/2017: Per Compliance, the lender is correct that they have to meet CA per diem interest regulations. Condition rescinded11/15/2017: Pending Compliance review.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.0%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.70 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

300651461	5facd191-54c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/14/2017: Field Review provided reflecting a value of $XXX,XXX which is a -9.375% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.60%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 10.0%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.70 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported

300651465	79db17b9-79da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.

12/12/2017: Processor Cert for Hazard Coverage12/07/2017: The insurance policy is additional replacement cost protection of up to 100%, meaning the total coverage limit is $XXX,XXX + $XXX,XXX = $X,XXX,XXX. Please kindly waive this condition.

12/12/2017: Audit reviewed the Processor Certification, and has determined that the lender verified directly with the Insurance Company that the "Additional Replacement Cost Protection" of $XXXk is "in addition" to the dwelling coverage. The insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared. 12/08/2017:  Pending further review12/07/2017: Audit reviewed the Lender Rebuttal, and has determined that although the declarations page reflects "XXX% replacement costs", the replacement cost coverage would only cover up to XXX% of the coverage amount and would not deplete that amount for depreciation. Provide evidence of "Guaranteed Replacement Costs" or a "Cost Estimator" to verify the insurable amount. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; Full Documentation Full documentation Loan ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779

300651465	a4efdcc6-e3d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax(City Tax Stamp) listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; Full Documentation Full documentation Loan ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779

300651465	9591cb7c-d8d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F and the Natural Hazard Disclosure in section H  of the final Closing Disclosure are missing the name of the service provider and government entity assessing the tax.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; Full Documentation Full documentation Loan ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779

300653411	e82f36b1-2bca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation
Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing the signed & dated XXXX business tax returns for Borrowers Business A as listed in Part II of Schedule E of borrower XXXX 1040.s

Good afternoon, Upon review of cited error, the 2015 1040s Sch E part II business A is for XXX XXXXXXXXXX XXX. The full XXXX business tax returns were provided in original package, along with the signed and dated first page. Please rescind the condition.
11/17/2017: Audit reviewed Lender's rebuttal and original loan file. Signed/dated business returns located on pages 230-231. Condition rescinded.
 FICO is higher than guideline minimum UW Guideline require q FICO of 740., loan qualifies with a FICO of 760; Reserves are higher than guideline minimum UW Guidelines requrie 12 months reserves, Loan qualifies with 16 months reserves.; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300653411	cb8bbf30-63c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	The attached exhibit "A" with the legal description is missing from the mortgage.		11/17/2017: Received Deed of Trust with attached legal description. Condition cleared.
 FICO is higher than guideline minimum UW Guideline require q FICO of 740., loan qualifies with a FICO of 760; Reserves are higher than guideline minimum UW Guidelines requrie 12 months reserves, Loan qualifies with 16 months reserves.; No Mortgage Lates UW Guidelines require 0x30 lates within a most recent 24 months, loan qualfies with 99 months 0x30 reporting on the credit report.

300653419	97cefd12-32c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	11/20/2017: PDI	11/20/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
300653432	0f5b9fb8-24dd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300656341	804da779-add3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  The documentation of the name and title of the person confirming the employment, the date of the call and the source of the phone number are missing from the loan file.

12/05/2017: Please rescind this condition. There is documentation of the business from the state business entity search as well as the articles of organization. They also have the phone number listing and address. There is no call on a self employed borrower and that has been removed from our most recent guidelines.

12/05/2017: Audit re-analyzed the loan documentation, and has determined that loan file contained confirmation of the existence of the borrower’s business via a listing and address of the borrower’s business using a telephone book, Internet, or directory assistance located on page 462. Condition rescinded.  11/29/2017:  Rescinded in error.  Appendix Q requirements for Self Employed borrower and the requirement for third-party record verification has been met. The Business License alone does not meet the Lender guidelines.  Borrower is Self-Employed, therefore a verification of the existence of the borrower’s business via a listing and address of the borrower’s business using a telephone book, Internet, or directory assistance was also required per Lender Guidelines.   12/05/2017: 11/29/2107:  Audit reviewed original loan file and located verification of business through Secretary of State's web site.  Verification is within 30 days prior to the note date.  Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 66.8 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported; Years Self Employed Borrower has 20 years Self Employed

300656341	eea993dc-abd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower <XX X/X years old and  verification of the down payment for a purchase.  The loan file is missing terms and conditions of withdrawal from 401K plan.
12/05/2017: Please rescind this condition. We did not utilize the 401K assets for this transaction.
12/05/2017: Audit concurs with the Lender Rebuttal, and has determined that the 401k account funds are not required for assets. Total Assets verified are $X,XXX,XXX.XX less $XXX,XXX.XX Cash to Close, less 12 months PITI $XXX,XXX.XX(subject), less 6 months PITI $XX,XXX (investments), leaves $XXX,XXX.XX in remaining assets. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 66.8 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported; Years Self Employed Borrower has 20 years Self Employed

300656341	a1e2e145-acd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/29/2017: Received evidence Borrower was provided Broker’s Affiliated Business Disclosure within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 66.8 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 52 months payment history with no late payments reported; Years Self Employed Borrower has 20 years Self Employed

300656643	d9e186b8-55fb-433c-b9b5-448eb9f1de88	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing and the date of consummation is XX/X/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															11/29/2017: please see attached	11/29/2017: Audit reviewed e-signed initial CD, and has determined that initial CD was acknowledged at least 3 days prior to consummation. Condition cleared.
300656643	579299b6-d8ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The funding CD is missing from the loan file, a requirement for XXX XXXXXXX XXXXX. No Cure - Missing document not provided.	12/06/2017: Please rescind condition, there wasn't a wire CD (Post Funding CD) issued as the interim interest didn't change.	12/06/2017: Audit reviewed the Lender Rebuttal, and has determined that the final executed CD is deemed acceptable. Condition cleared.
300656643	31c33825-e272-4f3a-ba34-c8c1a97c1998	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $XXX.XX on the CD dated XX/XX/XXXX7 with no indication of a valid COC to account for the $XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
11/21/2017: The finding is considered a non-material finding. Loan will be graded a B for all agencies.
300656651	e280c0c8-3ac6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/14/2017: CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years in Field Borrower has 24 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported

300656651	e4dd7919-8cc8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442).	11/22/2017: 442
11/22/2017: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.11/20/2017:  Received Completion Certificate.  However, for the question have the improvements been completed in accordance with the requirements and conditions stated in the original appraisal report, the answer is no.  Condition remains.

 Years in Field Borrower has 24 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported

300656651	0bd483cc-5bae-4c6f-b86a-6dbdabf15a8a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit report fee of $XXX and Final Inspection fee of $XXX with no resulting CoC for any subsequent disclosures. The post close CD reflects a Credit report fee of $XXX.XX and Final Inspection fee of $XXX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Cure provided per lender credit on CD.
11/13/2017: CD shows a sufficient tolerance cure in the amount of $XXX.XX Loan will be graded a B for all agencies.
 Years in Field Borrower has 24 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported

300656651	45d87f1d-8dc8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final CD section E is missing Recording fee.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years in Field Borrower has 24 years in Field  ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 57 months payment history with no late payments reported

300656652	3caa34ee-16ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
11/15/2017: A Post Close CD in the loan file reflects Credit Report fee in section B. Condition cleared. Loan will be graded a B for all agencies
300656667	a8c21bc4-afc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The Lender's guidelines require an executed 4506-T at application and at closing. 4506-T signed at application not provided.	11/07/2017: Initial 4506T	11/07/2017: Audit reviewed e-signed initial 4506T for both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 687; Years Self Employed Borrower has 8 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 45 months payment history with no late payments reported

300656667	b3aae7ae-b0c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing attached legal description information for the Mortgage/Deed.	11/07/2017: Legal Description	11/07/2017: Audit reviewed Legal Description, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 687; Years Self Employed Borrower has 8 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 45 months payment history with no late payments reported

300656667	4ca0c71a-b0c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
11/07/2017: Balance Sheet
11/15/2017:  Received CPA letter verifying business was dissolved.  Condition cleared.11/07/2017: Audit reviewed Balance Sheet for 2016 Schedule E-Part II (A/B) entity, and has determined that said document was already provided within the loan file. Provide the YTD 2017 Balance Sheet for the Schedule C entity listed on the 2016 tax return. A Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require a P&L and Balance Sheet. Balance Sheet is required in order for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 687; Years Self Employed Borrower has 8 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 45 months payment history with no late payments reported

300656667	18d75fef-afc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
11/07/2017: P&L
11/15/2017:  Received CPA letter verifying business was dissolved.  Condition cleared.11/07/2017: Audit reviewed P&L for 2016 Schedule E-Part II (A/B) entity, and has determined that said document was already provided within the loan file. Provide the YTD 2017 P&L Statement for the Schedule C entity listed on the 2016 tax return. A Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require a P&L and Balance Sheet. Profit and Loss is required in order for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 687; Years Self Employed Borrower has 8 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 45 months payment history with no late payments reported

300656667	5932c04a-b0c0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/06/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 687; Years Self Employed Borrower has 8 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; VOM verifies 45 months payment history with no late payments reported

300656677	c35b9d3b-1ace-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy reflects total dwelling coverage of $XXX,XXX (which includes XXX% Limited Replacement cost). The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage of $XXX,XXX. A cost estimator from the insurer was not provided, but is required.
11/27/2017: LOE / Processor Cert
11/27/2017:  Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Consulted with management, and has determined that the processor's certification is deemed acceptable. Coverage is sufficient. Condition cleared.11/27/2017:  Replacement cost estimator provided is over 5 years old.  Please provide current documentation.  Condition remains

 Years on Job Borrower has 13 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 118 months reserves

300656677	174f9fd5-18ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A flood certification fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in file. The credit report and flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower. Issue Resolution: XXXXXXXX XXXXXXX does not charge flood certification fees - reflected on pg. XX
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 13 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 118 months reserves

300656677	718c1a42-0c6f-45b3-aab6-d373d5ce4f86	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower not provided 3 day rescission period
The ROR transaction date is XX/X/XXXX and an expiration date of XX/XX/XXXX. The last CD in file reflects a disbursement date of XX/X/XXXX (which is prior to the XX/X/XXXX transaction date). The correct funding date was XX/XX/XXXX, as reflected by the Lender's funding worksheet. A Funding CD, Letter of Explanation and confirmation of delivery to the borrower are required.
11/27/2017: Received explanation letter, post consummation CD and Settlement Statement. Condition cleared.
 Years on Job Borrower has 13 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 118 months reserves

300656677	614b87ae-19ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Tax payees in section F of the final Closing Disclosure are missing the name of the service providers.  Regulations that cover the disclosure  (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed.  Provide a corrected CD and LOE to the borrower within 60 days of consummation.
11/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 13 years on job per WVOE; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 118 months reserves

300656752	d3bc7372-bec8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report missing from the file.		11/16/2017: CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300656752	2594f77b-5ea4-40cd-b1d0-e8aae50c1db2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $XX,XXX.XX. The lender credit decreased to $XX,XXX.XX on the CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Finding deemed non material and will be graded EV2 for all agencies.
300656755	33ede401-d087-4021-a1f5-8c1ddba793cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The  “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure dated XX/XX/XXXX should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300656765	567ae663-aadd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 35.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776

300656779	bb30c9f9-73c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing COC reflecting Loan amount increase to XXXK from XXXK. Provide Change of Circumstance documentation.		11/14/2017: Received change in circumstance. Condition cleared.
300657098	294bac30-98da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
Missing property tax bill and hazard insurance declaration for rental property located under REP section of final loan application.  Mortgage statement in file reflects escrows for taxes and insurance, however, does not break down for each item.  Evidence of taxes and insurance required in order for loan to be classified as a Qualified Mortgage.

12/11/2017: Proof of Tax Payment proving that BOTH taxes and insurance are escrowed, and the difference must be attributed to the hazard premium. In summary, the Mortgage Statement showing taxes and insurance are impounded covers proof of taxes and insurance.

12/11/2017: Audit reviewed verification of taxes for REO property, and has determined that the additional review of the mortgage statement reflects taxes and insurance were BOTH escrowed. Mortgage statement is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 24 months  reserves (includes rental), loan qualified with 41.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814; Years on Job Borrower has 17.9 years on job

300657098	9427a8ef-34da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Tax payees in section F of the final Closing Disclosure are missing the name of the service providers. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed.  Provide a corrected CD and LOE to the borrower within 60 days of consummation.
12/5/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 24 months  reserves (includes rental), loan qualified with 41.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814; Years on Job Borrower has 17.9 years on job

300657099	dc4a85a3-03cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard policy effective date is XX/XX/XXXX, which is after the Disbursement Date.	11/25/2017: HOI policy
11/25/2017: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 24.50months reserves

300657099	0fe024d6-5cb4-4148-8090-a42d25632e47	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The County Tax Stamp listed in section E of the final Closing disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.
11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 24.50months reserves

300657099	e7c1c597-deca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes and County Property Tax in section F of the final Closing Disclosure are missing the government entity assessing the tax.  Additionally, the Miscellaneous Seller Payout and Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the payee. Provide re-disclosed CD and letter of explanation.
11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.65%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 24.50months reserves

300657102	f36594ed-44d1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Verbal VOE	The VVOE provided in the loan file was performed after the note date.		11/30/2017: Received VVOE within 10 days prior to the note date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%; General Comp Factor 1 UW Guides require FICO of 740, loan qualified with FICO of 763

300657108	ae032a90-38d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.		12/07/2017: Received executed, initial 4506-T. Condition cleared.
 Years in Field Borrower has 4 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.21 months reserves

300657108	1073266e-38d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/05/2017: CDA report provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years in Field Borrower has 4 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 25.21 months reserves

300657123	3e2bca7e-baec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assets are not sourced/seasoned
The loan file contains one statement dated XX/XX/XXX.  The loan file is missing an additional consecutive month statement for a total of 2 months of statements for this account. Per appendix Q, 2 months of consecutive asset statements are required in order for the loan to be classified as a Qualified Mortgage.
01/05/2018: Audit reviewed original loan file. Statement is question is a quarterly statement. Condition rescinded.
 Reserves are higher than guideline minimum Lender Guides require 12 months reserves, loan qualified with 22 months reserves.; Full Documentation Borrower's qualified using full documentation.; Years on Job Co-Borrower on Job for 20 years

300657123	7638f7e6-b9ec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.		01/05/2018: Evidence of insurance for both properties provided in original loan file. Condition rescinded.
 Reserves are higher than guideline minimum Lender Guides require 12 months reserves, loan qualified with 22 months reserves.; Full Documentation Borrower's qualified using full documentation.; Years on Job Co-Borrower on Job for 20 years

300657123	33d84bba-b9ec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #1 on the final application not provided.		02/18/2017: Received evidence of property taxes. Condition cleared.
 Reserves are higher than guideline minimum Lender Guides require 12 months reserves, loan qualified with 22 months reserves.; Full Documentation Borrower's qualified using full documentation.; Years on Job Co-Borrower on Job for 20 years

300657123	3a36c533-baec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	3 day rescission period not provided	Right to Cancel provided in the loan file reflects Borrowers were not given a full 3 days rescission.	Please clarify condition. Loan closed on XX/XX and disbursement date is XX/XX. Condition does not appear to be valid.
01/09/2018:  Received explanation letter and evidence of delivery.  Condition cleared.01/08/2018:  Received post consummation closing disclosure correcting closing and disbursement dates.  Please provide explanation letter to borrowers.  Condition remains.01/05/2018:  Audit reviewed Lender's rebuttal and disagrees.  Notary date and transaction date on the Right to Cancel is XX/XX/XXXX.  Disbursement date on CD is  XX/XX/XXXXand expiration date on the Right to Cancel is 12/18/2017.  CD was executed XX/XX/XXXX.  It appears the funding CD was not provided.

 Reserves are higher than guideline minimum Lender Guides require 12 months reserves, loan qualified with 22 months reserves.; Full Documentation Borrower's qualified using full documentation.; Years on Job Co-Borrower on Job for 20 years

300657123	79017b41-b89f-4d17-9963-e609cb27cdb1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX, an additional appraisal Fee of $XXX, and an Appraisal Update Fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.  Cure provided per lender credit on final CD.
12/12/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum Lender Guides require 12 months reserves, loan qualified with 22 months reserves.; Full Documentation Borrower's qualified using full documentation.; Years on Job Co-Borrower on Job for 20 years

300657137	df14ebde-ea98-456f-8c75-d5b834d325a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	Acknowledgement by all parties with a vested interest not documented on the final CD.	11/25/2017: see attached	11/25/2017: Audit reviewed executed CD by all parties, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300657163	86ba58f8-95db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided.	Please find attached verification of employment which was obtained on XX/X/XXXX. See bottom right hand side of document.	12/13/2017: Received verification of employment dated within 10 days prior to the note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.2 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.88%

300657167	7bfb786e-d2d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	The final 1008 in file has rental income of $X,XXX.XX, but the final 1003 signed by borrower has rental income of $-X,XXX.XX. Please provided the corrected documentation.	12/12/2017: please see attached
12/12/2017: Audit reviewed Lender's guidelines and original loan file.  Guidelines require 2 years tax returns to document rental income.  Rental income using a 2 year average results in DTI of 41.93%.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 17 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 766.; No Mortgage Lates UW Guidelines requires 0x30 lates on the most recent 24 mortgage history, loan qualifies with 39 months 0x30 reporting on the credit report.

300657167	ed156f62-d1d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a maximum DTI of 43.00%.  Due to the miscalculation of rental income, the actual DTI is 45.88%. DTI Variance due to lender using xxx.xx rental income on 1008, but final 1003 shows rental income of xxx.xx.  Audit calculated rental income of xxx.xx.

12/07/2017:  Audit reviewed Lender's guidelines and original loan file.  Guidelines require 2 years tax returns to document rental income.  Rental income using a 2 year average results in DTI of 41.93%.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 17 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 766.; No Mortgage Lates UW Guidelines requires 0x30 lates on the most recent 24 mortgage history, loan qualifies with 39 months 0x30 reporting on the credit report.

300657167	c1b97cac-d1d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	The K-1 for the most recent year supplied by the borrower is blank. Please provide a completed K-1 for most recent tax year, a requirement to meet criteria for QM.	12/12/2017: Please rescind this condition. It is not blank. It has $XXX,XXX in Part III, section 1.	12/12/2017: Audit concurs with the Lender Rebuttal, and has determined that the XXXX K1 reflects income same as the executed XXXX 1120S located within the loan file. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 17 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 766.; No Mortgage Lates UW Guidelines requires 0x30 lates on the most recent 24 mortgage history, loan qualifies with 39 months 0x30 reporting on the credit report.

300657167	1e1fef04-0588-4f50-8613-7aa8856483b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	The Points and Fee exceed Qualified Mortgage threshold. The Threshold is $XX,XXX.XX the actual is $XX,XXX.XX with difference of X,XXX.XX.	12/15/2017: Please see attached and clear the condition.12/13/2017: the QM was provided and the QM is a XXXXX XXX file that is not related to the condition qm condition. please clear the condition
12/15/2017: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.12/13/2017: Audit reviewed the Lender Rebuttal, and has determined that evidence via Price Sheet, Price adjusters and Broker Paid Compensation are required to determine if points are Bona Fide. There is no evidence of a reduction in rate. The points reflect an increase to cover the lender compensation. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.12/04/2017:  Received page 1 of TurboTax file by mail instructions.  Condition remains.

 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 17 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 766.; No Mortgage Lates UW Guidelines requires 0x30 lates on the most recent 24 mortgage history, loan qualifies with 39 months 0x30 reporting on the credit report.

300657167	ab93d4a7-272c-4aaf-8ec8-7625dda5e4ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX credit report fee  of $XX and no inspection fee  with no resulting CoC for any subsequent disclosures. The Final CD  reflects a credit report fee of $XX resulting in a $X refund due for cure and an undisclosed inspection fee of XXX resulting in a title refund of XXX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
12/01/2017: The Lender refunded the XXX on the final CD.
 Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 17 months reserves. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 766.; No Mortgage Lates UW Guidelines requires 0x30 lates on the most recent 24 mortgage history, loan qualifies with 39 months 0x30 reporting on the credit report.

300657449	808c9b28-6777-4a9d-9283-c990f340c080	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX and an Appraisal Review Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects and Appraisal Report Fee of $XXX and an Appraisal Review Fee of $XXX resulting in a ($XXX) refund due for cure.  Cure provided per lender credit on final CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 20 years on job; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.80 months reserves

300657449	c3721d4e-a7da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing funding CD.  Subject located in dry funding state.   Final closing disclosure reflects $XX,XXX.XX cash to borrower at closing vs $XX,XXX.XX reflected on settlement statement for a variance of $XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower if applicable, LOE and proof of delivery to the Borrower.
12/11/2017: Hi, Please see attached cd and final settlement statement. also attached is loe to borrower and certification of delivery method. thank you,
12/11/2017: Audit reviewed Post Funding CD, and has determined that said CD matches Final ALTA Settlement Statement, both submitted post funding.   Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 Years on Job Borrower has 20 years on job; FICO is higher than guideline minimum UW guides require FICO of 720, loan quaified with FICO of 731; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 142.80 months reserves

300657610	700ed2dc-5fdf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and LOE to the Borrower. (Lender attestation for Lender Fees and Application Fees)
Non-material per SFIG guidance, loan will be graded a B for all agencies
300657610	a471a34f-60df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX resulting in a $XX refund due for cure.  Section J reflects $XX tolerance cure that is sufficient.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300657631	52842fe6-9dd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	Hi, per conference call last week with investor please see attached VOE dated within 30 days of note date. thank you
12/13/2017: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.11/29/2017:  Received WVOE dated within 30 days of note date.  Pending management review.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.60 months reserves

300657631	dad780fa-b1cf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/27/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.60 months reserves

300657631	6a83cd43-6be0-4e67-98e5-2c0d2ad0c843	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Appraisal Report fee in Section B are subject to 0% variance.  LE dated XX/XX/XXXX reflects an Appraisal Report fee of $XXX.XX with no resulting COC for any subsequent disclosures.  The final Closing Disclosure reflects an Appraisal Report fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
11/22/2017: A Post Close CD in the loan file reflects a tolerance cure of $XX.XX. Condition cleared. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.60 months reserves

300657947	bedd13f4-d71a-40cf-8191-75e03c100155	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
12/05/2017: see attached- initial cd is dated XX/XX-see disclosure history and initial cd
12/05/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Initial CD was submitted as a trailing document. Condition cleared. 11/30/2017: Audit reviewed the Disclosure History, and has determined that the original loan file only contains CD's dated XX/XX/XXXX and XX/XX/XXXX . Provided ALL CD's that were disclosed to the borrower. Unable to locate "Closing Disclosure" listed on the history submitted. Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX . When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Condition remains.

300657966	f61b6d6a-45d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to obtain Employment Verification	An employment verification must be performed no more than 10 business days Prior to the closing date as required by lender's guidelines was not provided for co-borrower.	Hi, Per conference call with investor please see attached voe completed within 30 days prior to note date for XXXXXX.XXXXXX income is SSN and 1099. thank you	12/13/2017: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.12/06/2017: Exception is pending review from client.
 FICO is higher than guideline minimum FICO is 783  which is greater than maximum of 700.; LTV is lower than guideline maximum LTV is 68.92% which is less than 75% maximum.; DTI is lower than guideline maximum DTI si 35.98% which is lower than 43% maximum.

300660310	1c24f04c-16c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy reflects total dwelling coverage of $XXX,XXX (which includesXXX% Extended Replacement cost). The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage of $XXX,XXX. A cost estimator from the insurer was not provided, but is required.
11/09/2017: Cost Estimator
11/09/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides with maximum of 43% DTI, loan qualfied with 37.54% DTI; Years on Job 9 yrs job- Borrower- per WVOE; FICO is higher than guideline minimum UW Guides minimum FICO of 720, loan qualified with a 796 FICO

300660310	c7e5e47a-58a3-48e0-8114-5dbb8de33d75	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/09/2017: Final Settlement Statement, PCCD, and Letter
11/09/2017: Audit reviewed Post Funding CD, and has determined that loan passes all TRID Compliance testing. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides with maximum of 43% DTI, loan qualfied with 37.54% DTI; Years on Job 9 yrs job- Borrower- per WVOE; FICO is higher than guideline minimum UW Guides minimum FICO of 720, loan qualified with a 796 FICO

300660310	5298601c-d0bc-467d-b0ef-81dac1c60671	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX.The actual total of payments is $X,XXX,XXX.XX74, an under-disclosure of $X,XXX.XX.Provide corrected CD, LOE and proof of delivery to the Borrower..	11/09/2017: Final Settlement Statement, PCCD, and Letter
11/09/2017: Audit reviewed Post Funding CD, and has determined that loan passes all TRID Compliance testing. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides with maximum of 43% DTI, loan qualfied with 37.54% DTI; Years on Job 9 yrs job- Borrower- per WVOE; FICO is higher than guideline minimum UW Guides minimum FICO of 720, loan qualified with a 796 FICO

300660310	50ca76f2-2d65-4c4f-be3e-d4c46623d9d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)
The Closing Disclosure dated in the Costs as Closing section, for the field Closing Costs: $XX,XXX.XX does not match the amount disclosed on page 2 Total Closing Costs of $XX,XXX.XX. Provide re-disclosed CD and letter of explanation.
11/09/2017: Final Settlement Statement, PCCD, and Letter
11/09/2017: Audit reviewed Post Funding CD, as well as final Master Statement, and has determined that loan passes all TRID Compliance testing and documents match. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides with maximum of 43% DTI, loan qualfied with 37.54% DTI; Years on Job 9 yrs job- Borrower- per WVOE; FICO is higher than guideline minimum UW Guides minimum FICO of 720, loan qualified with a 796 FICO

300660310	6e91a41c-2cc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in Section F is missing the payee name for Home owner’s Insurance. An updated CD, letter of explanation to borrower along with proof of delivery must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides with maximum of 43% DTI, loan qualfied with 37.54% DTI; Years on Job 9 yrs job- Borrower- per WVOE; FICO is higher than guideline minimum UW Guides minimum FICO of 720, loan qualified with a 796 FICO

300660310	ee139015-5bdf-47e7-8b14-967247a6dc00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation and proof of delivery.
11/09/2017: Final Settlement Statement, PCCD, and Letter
11/09/2017: Audit reviewed Post Funding CD, and has determined that loan passes all TRID Compliance testing. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides with maximum of 43% DTI, loan qualfied with 37.54% DTI; Years on Job 9 yrs job- Borrower- per WVOE; FICO is higher than guideline minimum UW Guides minimum FICO of 720, loan qualified with a 796 FICO

300660323	8e52b773-f7f6-4d3d-a689-028002d57ce6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
11/21/2017: The finding is considered a non-material finding. Loan will be graded a B for all agencies.
300660323	f2227dd8-d7ac-4200-9e50-27e90c32c2b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on final CD.
11/21/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
300660323	be5e4e6a-1b6f-4678-b420-246c72356dfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
A Mortgage Recording Fee was not reflected in Section E despite evidence of a Mortgage was sent to be recorded in the file.  The Mortgage Recording Fee should disclosed in Section E of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided.
11/21/2017: The finding is considered a non-material finding. Loan will be graded a B for all agencies.
300660340	64c8d5eb-f3ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing hazard insurance declaration	The hazard insurance declaration in file reflects an effective date of XX/XX/XXXX which is after the Note date but prior to the disbursement date.		11/16/2017: Per compliance this is an EV2.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 mnths resereves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798

300660340	c2b35b2e-6927-4bab-99c4-5170fd48ae08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Certification Fees was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5)
11/15/2017: The finding is considered a non-material finding. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 mnths resereves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798

300660340	d7189ee5-ae85-44b7-897b-90ac1c494df3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		11/15/2017: The finding is considered a non-material finding. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 mnths resereves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798

300660341	01012edc-c9ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing hazard insurance declaration
Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.
11/16/2017: Finding deemed non-material and will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.33%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300660341	913f1279-bcc0-44df-bed8-cc2712db7473	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
A Mortgage Recording Fee was not listed in section E of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5)
11/15/2017: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 769; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.33%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

300660375	9f2ba4b1-b915-425f-b24e-74985aae648b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		11/17/2017: Evidence no affiliates previously provided. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  600.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.36%

300660375	69cb257a-35c6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. Only a binder was provided in the file.	11/27/2017: HOI	11/27/2017: Audit reviewed Hazard Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  600.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  32.36%

300660390	ff95bfaf-b7e1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee and Credit Report Fee was not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
12/15/2017: Finding deemed non-material and rated an EV2, loan will be graded B for all agencies.
300660390	70dfd5f6-b7e1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX.XX resulting in a $XXX refund due for cure.  Section J reflects $XXX.XX tolerance cure that is sufficient.
12/15/2017: Sufficient cure given on final CD. Finding deemed non-material and rated an EV2, loan will be graded B for all agencies.
300660391	5870b13f-09cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with 150% replacement cost for a total of $XXX,XXX in coverage.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
11/29/2017: Hi, please see attached. thank you,
11/29/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.20%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 5 years on job

300660391	8520d9ce-95d7-4820-89e3-b3ebd8144d6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and flood Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report and flood fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to e loan transaction must be provided.
11/06/2017 - This finding is deemed non material and rated E2.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 30.20%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Years on Job Borrower has 5 years on job

300660393	9002f345-06ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing per Tracking Report.		11/15/2017: Outside of XXXX Scope. Loan will be graded a B for all agencies.
300660393	4cc5111d-c3a8-42e5-a0fb-c237774ab12c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing seller’s Closing Disclosure	The seller's Closing Disclosure is missing.		11/17/2017: Outside of XXXX Scope. Loan will be graded a B for all agencies
300660475	38d45598-10d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		12/05/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guidelines requires 24 0x30 lates, loan qaulifies with  84 mortgage 0x30  history, loan qualifies with 36 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 779,; Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 36 months reserves,

300660475	3ad45598-10d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The home owners insurance policy effective date was after the closing date. Exception granted for properties located in XX, XX, XX, or XX (whatever state is applicable) when the effective date of the insurance is after the closing date but on or prior to the disbursement date. Final grade will be a "B" for all agencies.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 No Mortgage Lates UW Guidelines requires 24 0x30 lates, loan qaulifies with  84 mortgage 0x30  history, loan qualifies with 36 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 779,; Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 36 months reserves,

300660475	cf7efa8b-decf-4acd-ad03-9d3997c87cc5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee and Credit Report fee in section B of the final Closing Disclosure were paid to Reimburse and did not reflect FBO of from the lender. Provide corrected CD and LOE to the Borrower.		12/04/2017: A Post Close CD reflects the appraisal and credit report fee service providers removed Reimburse. Condition cleared. The loan will be rated a B for all agencies.
 No Mortgage Lates UW Guidelines requires 24 0x30 lates, loan qaulifies with  84 mortgage 0x30  history, loan qualifies with 36 months 0x30 reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines require FICO of 740, loan qualifies with FICO of 779,; Reserves are higher than guideline minimum UW guidelines requires 6 months reserves, loan qualifies with 36 months reserves,

300660483	d87e6976-14e1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report not provided in file.		12/15/2017: CDA report provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300660483	26a3a6e0-25f8-4be8-92f9-b3c1c503ed11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300660483	8bd49c68-a31a-4b53-9829-ade69fc32580	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XX.  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300660484	048ea50a-c8e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is not in the loan file.		12/20/2017: CDA report provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300660484	9c8608ec-c6e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
12/19/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
300660484	e4feee52-cf48-4b12-b460-c601872053a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosure. The final CD reflects an Appraisal fee of XXX5 resulting in a $XXXX refund due for cure.		12/19/2017: A RESPA charge cure of Appraisal fees on the final CD. The loan will be graded a B for all agencies.
300660489	e4297cf3-4fd5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX.XX%.  Due to the miscalculation of debts, the actual DTI is XX.XX%.  Per the latest credit report in file the lender did not calculate updated liabilities for borrower and co borrower.

12/11/2017: While the license internet search verified on XX.gov site was performed post-funding, the business license from the City of XXX XXXX is NOT dated post-funding and verifies CB self-employment for 2+ years.12/08/2017: UW re-worked income with CB self-employment. Please see attached documentation. DTI is under 43%.11/30/2017: DTI is sub 43%. Two of the Debts PAID OFF at Closing as verified by the Final Settlement Statement.

12/14/2017: Audit re-analyzed income utilizing co-borrower self employment income, and has determined that the executed 2015/2016 Schedule C income for co-borrower's entity, as well as the Profit & Loss and Balance Sheets dated PRIOR to consummation, are deemed acceptable.  A two year average results in a monthly income of $XXX.XX for a DTI of 41.97%. Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.12/11/2017: Pending client review. 12/08/2017: Audit re-analyzed tax returns, as well as all pertinent documents for co-borrower income being added to qualify, and has determined that a two year schedule C average results in a monthly income of $XXX.XX for a DTI of 41.97%. HOWEVER, the Self Employment verification does not meet Lender Guidelines due to documents dated POST funding. Per Lender Guidelines, verification of self-employed businesses by a third-party source must be obtained within 30 calendar days of the funding date. Confirmation must include: Listing and address of the borrower’s business using a telephone book, internet, or directory assistance; AND Name and title of the person completing the verification. Exception is pending review from client. 11/30/2017: Audit reviewed the Lender Rebuttal, and has determined that the INVESTOR requires that revolving accounts paid on the Closing Disclosure must be closed via an executed Closure Letter by borrower. Unable to remove the 2 debts without sufficient evidence that accounts were closed. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 62.48%%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 64 months payment history with no late payments reported

300660489	29b06893-4cd4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.
															Cost Estimator, this was present in file already.	11/29/2017: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 62.48%%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 64 months payment history with no late payments reported

300660489	2c70a17d-36d4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Cash Out Amount Exceeds Guideline Maximum	$XXX,XXX.XX cash out per CD > $XXX,XXX max cash out per guidelines.	12/08/2017: exception requested a week ago, please updateAs per UW's comments, "Max cash back not to exceed $XXX,XXX. Loans locked prior to XX/XX follow old guides and 65% LTV is the max at XXX,XXX"
12/14/2017: Audit acknowledges the client approved guideline exception for cash out amount outside of guidelines. Loan will be rated a B.12/08/2017: Audit requested a status update from the client.11/30/2017: Exception is pending review from client.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; LTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 62.48%%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report  verifies 64 months payment history with no late payments reported

300660492	176d8c3e-79c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/14/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300660492	a23b734d-a69a-4a8b-9d6e-2497a26a9147	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
11/13/2017: The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300662984	29517c51-24e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/20/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300662997	d48e139f-99c8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal Missing		11/14/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300662997	2321ad0d-9cc8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The file is missing the Initial CD dated XX/XX/XXXX that borrower electronically acknowledges per E-disclosure History.	11/16/2017: Please see attached initial cd	11/16/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300663576	ab7bee99-30bc-45c1-9987-ba909a84beb1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Certification Fee were not listed in section B of the final Closing Disclosure.  All Loan costs associated with the transaction must be listed in a table under the heading of "loan costs".  The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5)
11/14/2017: Finding is considered a non-material finding. Loan will be graded a B for all agencies.
300663612	5057de89-68e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and LOE to the Borrower.  The lender has an attestation referencing these fees.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300663612	8687abec-67e7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300663612	c9adb11d-8af6-47e3-adc8-81fbcc129d8b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300663613	c98384bf-97db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Final title policy reflects borrower vested as Trustee.  Therefore, Note and Mortgage needs to be executed by borrower as an individual and as Trustee.  Note and Mortgage in file only executed by borrower as individual.
12/12/2017: Verbiage was correct on both documents. Please reassess. Individually and as trustee present.
12/12/2017: Audit concurs with the Lender Rebuttal, and has determined that the Note was executed as an individual and Trustee; and the Mortgage was executed as Trustee only. Documentation is acceptable as is, condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 21 months reserves (includes reserves on primary & rental), loan qualified with 268.50 months reserves; Years in Primary Residence Borrower resides in primary residence foe 9 years

300663613	b7bc040e-97db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
Mortgage statement in file for borrowers primary residence reflects escrows for taxes and insurance, however, statement does not break down taxes and insurance individually.  Missing copy of property tax bill and hazard insurance declaration page.  Tax bill and insurance required in order for loan to be classified as a Qualified Mortgage.
12/15/2017: Correct property taxes and insurance12/12/2017: Tax assessment and insurance dec page
12/15/2017: Audit reviewed evidence of Taxes and Insurance for the departure residence, and has determined that both are escrowed, therefore are included within the monthly payment. Documentation submitted is deemed acceptable, condition cleared. 12/12/2017: Audit reviewed the Hazard Insurance and Tax information provided, and has determined that said documents were for the subject property. HOWEVER, Hazard Insurance and taxes are missing for the primary/departure residence. The mortgage statement reflects "taxes and/or insurance". Unable to determine if BOTH are included in the escrows. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 21 months reserves (includes reserves on primary & rental), loan qualified with 268.50 months reserves; Years in Primary Residence Borrower resides in primary residence foe 9 years

300663613	fa81890c-98db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 21 months reserves (includes reserves on primary & rental), loan qualified with 268.50 months reserves; Years in Primary Residence Borrower resides in primary residence foe 9 years

300663613	ad1be732-98db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The LE dated XX/XX/XXXX reflects an appraisal report fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on the funding CD.
12/8/2017: Final CD shows a sufficient tolerance cure in the amount of $XX. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 21 months reserves (includes reserves on primary & rental), loan qualified with 268.50 months reserves; Years in Primary Residence Borrower resides in primary residence foe 9 years

300663622	87d147a6-20d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file.		12/05/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves

300663622	97056e94-2cd9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing hazard insurance declaration	The hazard insurance reflects the effective date of XX/XX/XXXX which is after the Note date.		HOI is prior to the funding date; Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves

300663622	6ff9ee72-4ebf-4b74-86ae-65828e86b1ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee is paid to the service provider and reimburse, the reimburse should not be on the CD unless paid to the lender/broker FBO. Provided corrected CD and LOE to borrower.		12/04/2017: A Post Close CD removed Reimburse and LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves

300663622	5222e1aa-e956-4482-a385-10c06d17f473	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.
12/04/2017: A RESPA Credit Report charge cure of $XX.XX is on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves

300663622	89987fde-5bfc-4f2e-8f28-d95e7a05197b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of 75.060% vs actual TIP of 72.055% with a difference of 3.005% over-disclosed. Provide corrected CD and LOE to the borrower.		12/04/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.30 months reserves

300663631	286279dd-ed4e-47c7-bcc4-7a262f89bf16	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	01/16/2018: the list of agencies was sent to XXXXXXXX; see attached XX/XX/XXXX: see attached proof that the XXX counseling disclosure was sent to XXXXXXXX
01/16/2018:  Received list of agencies dated within X days of application date.  Condition cleared.01/15/2018: Audit reviewed cover sheet evidence that the document was provided, and has determined that the XXX Homeownership Counseling Disclosure for application dates on or after XX/XX/XXXX – the XXXXXX must have at least provided a link to the agencies AND for application dates on or after XX/XX/XXXX – the XXXXXX must have provided a list of agencies.  Provide the actual document along with the list of agencies, as the cover sheet submitted is insufficient to clear the finding. Condition remains.

300663631	82a92249-9ac8-49e9-b777-6a2575354f89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	XXXX is not found in the file. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300663631	051c34b5-e7f0-4277-9d63-11aaa1862f86	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
01/15/2018: see attached proof that the CD was viewed three days prior to closing
01/15/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300664228	4d8a4ee9-dbc4-4977-83d0-302343fb0c1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 61 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.47%

300664228	6b344e96-280c-4d3a-8ea8-dbb2a79617d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX.XX with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 61 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.47%

300664229	f5c07943-97db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # on appraisal does not match with title and mortgage.	12/14/2017: Updated Appraisal correcting APN
12/14/2017: Audit reviewed corrected Appraisal, and has determined that said document submitted reflects same APN as the Mortgage and Title. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 44.56%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.40%; General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  22.40 months reserves

300664229	ad9de16b-73a3-42d7-9495-aa69bb7d1010	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 44.56%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.40%; General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  22.40 months reserves

300664229	e085be93-310a-4437-9111-e329ad5f8af6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the earthquake premium of the hazard insurance of $XX.XX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 44.56%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.40%; General Comp Factor 1 UW Guides require 9  months reserves, loan qualified with  22.40 months reserves

300664232	d92b2489-b8fc-456c-82c6-8e83c9afb97c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	11/25/2017: see attached	11/25/2017: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
300664232	52ed0cf1-51ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Flood Certification Fee was not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).
11/16/2017: Cured post-close and downgrade to a B. Non-material per SFIG guidance
300664244	8dcec6cf-0df1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing income documentation
Self-employed Borrower: Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  Lender guidelines require IRS personal Transcripts for 2 years. File is missing Transcripts.
01/16/2018: Exception Form uploaded01/10/2018: XXXXXXX IRS Code 10
01/16/2018: Audit acknowledges the client approved guideline exception for Tax Transcripts outside of guidelines. Loan will be rated a B.01/16/2018: Exception is pending review from client.01/10/2018: Audit reviewed the documentation, and has determined that the IRS rejection code 10 is an indication of possible identity theft or fraud. Lender Guidelines required 2 years IRS Transcripts to validate 1040 Returns. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.44%; Years on Job Borrower has 13 years Self Employed

300664244	4a39b245-9135-4dbf-b15e-3d2a55f4e4e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Income Documentation – Loan does not meet criteria for Qualified Mortgage	Missing prior 2 years tax transcripts.
01/16/2018: Audit reviewed documentation for Appendix Q, and has determined that the loan meets QM. The finding for tax transcripts is a guideline violation only. Loan file contains 2 years executed individual and business Tax Returns. Condition rescinded with regards to "meeting QM".01/10/2018: Audit reviewed the documentation, and has determined that the IRS rejection code 10 is an indication of possible identity theft or fraud. Lender Guidelines required 2 years IRS Transcripts to validate 1040 Returns. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.44%; Years on Job Borrower has 13 years Self Employed

300664244	1c295264-7cf1-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert and Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee and Credit Report Fees are included in the origination of the loan.
01/05/2017: This finding is not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.44%; Years on Job Borrower has 13 years Self Employed

300664248	6af5fda4-ced6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP fee – section B: A credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit flood certification in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300664248	74d86ed4-ced6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a $0 Final Inspection Fee with no resulting COC for any subsequent disclosures. The final CD reflects a $XXX.XX Final Inspection Fee resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Final CD reflects $XXX credit for increase in Closing Costs above legal limit, loan will be graded a B for all agencies.
300664250	a4104ad7-94c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Cash Out Amount Exceeds Guideline Maximum	Final CD reflect cash to borrower of $XXX,XXX.XX. It appears the auto loan of $XX,XXX.XX was not included as part of the cash out for a total cash out of $XXX,XXX.XX > max per guidelines of $XXX,XXX.		11/13/2017: Audit acknowledges the client approved guideline exception for allowable cash out. Loan will be rated a B.
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 9.20 months reserves.; Years on Job 9 years on job.; Years in Primary Residence Borrower has resided in the subject for 3 years.

300664250	cc01007f-94c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XXX,XXX. A cost estimator from the insurer was not provided.

11/27/2017: Please see attached cost estimator.Good afternoon, While looking further into the issue with the insurance coverage it does appear that we do have replacement coverage. Full replacement coverage is the same as XXX%, which is what the policy states is required. Also, using the appraisal to get the estimated cost to rebuild the coverage on the policy is sufficient. While this is not typically how we do it, but it does give replacement of $XXXXXX and coverage on the policy is $XXXXXX. Thank you for your consideration! Please rescind the condition.

11/27/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.11/15/2017:  Received evidence of 100% replacement coverage.  However, this is not the same as 100% Replacement Cost which is not acceptable if coverage is less than the Loan Amount.  Please provide replacement cost estimator.  Condition remains.

 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 9.20 months reserves.; Years on Job 9 years on job.; Years in Primary Residence Borrower has resided in the subject for 3 years.

300664250	dfe9a8e3-96c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) (10% Tolerance)
Recording fee on the final CD  is $XXX.  Final LE  lists fee as $XXX . This fee is in a 10% tolerance section. Lender tolerance cure of $XX is required.  Section J reflects $XX tolerance cure that is sufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Final CD section J provided tolerance cure. Loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 9.20 months reserves.; Years on Job 9 years on job.; Years in Primary Residence Borrower has resided in the subject for 3 years.

300664250	0f4a9d20-96c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The final Closing Disclosure reflects charges for Title fee in section C The borrower selected their own service provider. Those fees should be reflected in section B. Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 9.20 months reserves.; Years on Job 9 years on job.; Years in Primary Residence Borrower has resided in the subject for 3 years.

300664253	de90510d-d5e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The file is missing the Lender CDA report.		12/20/2017: CDA report provided reflecting a value of $XXX.XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300664253	da4dc25d-aba1-4c1c-b7c6-3243b6750263	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XXX.XX  resulting in a ($XX.XX) refund due for cure. Lender provided credit on final CD to cure
12/18/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Condition cleared.
300664257	6d3c3a3e-4fca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood Certification Fee and Credit Report were not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
Non-material per SFIG guidance, loan will be graded a B for all agencies
300664257	b9786103-51ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Natural Hazard Disclosure Fee in Section H on the Final CD is missing the name of the payee. Provide a letter of explanation to the borrower along with proof of delivery.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300664258	c855e8a4-eedc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Executed authorization to close line of credit was not provided.		12/13/2017: Received executed closure letter. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves.; FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with FICO of 775.; Years Self Employed Borrower has been self-employed 15 years

300664258	937ee6f4-7a3f-4da8-8eb3-9869e8903ac8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves.; FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with FICO of 775.; Years Self Employed Borrower has been self-employed 15 years

300664258	0622bebb-1302-4ef0-a07c-786b6ceb0c48	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XXX% with a difference of X.XXX%) over-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves.; FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with FICO of 775.; Years Self Employed Borrower has been self-employed 15 years

300664258	9cdb66d8-c49d-424a-9514-3663a592334e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred before RTC Expiration Date		12/13/2017: Received final settlement statement, post consummation closing disclosure and explanation letter. Funding date has been corrected. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves.; FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with FICO of 775.; Years Self Employed Borrower has been self-employed 15 years

300664258	38d7458b-5adc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes are missing the name of the government entity accessing the tax.  Provide a corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves.; FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with FICO of 775.; Years Self Employed Borrower has been self-employed 15 years

300664258	0c3524e2-4f5c-49ab-8f2f-3cd17167e7de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves.; FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with FICO of 775.; Years Self Employed Borrower has been self-employed 15 years

300664258	96b2e028-eddc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for  $XX,XXX. A cost estimator from the insurer was not provided.

12/14/2017: law" being referenced is being misinterpreted. No lender can require a borrower to have a hazard insurance policy covering more than the insurable value of improvements; HOWEVER, there is nothing prohibiting the actual coverage from being more than the insurable value. A homeowner obtaining an insurance policy should have the right to a policy covering as much as the insurance company is willing to cover. We did not advise borrower to increase coverage beyond the insurable value, this is just how the policy was provided to us. It covers our interest in the property since the total coverage exceeds the loan amount. Please kindly waive this condition.Policy has XXX% Replacement Cost Endorsement = $X,XXX,XXX total coverage

12/14/2017: Audit re-analyzed the Declaration page within the loan file, and has determined that the original document states “…..(Coverage A – Dwelling) is based on an estimate of the COST TO REBUILD your home, including an approximate cost for labor and materials in your area…”.  This is an attestation from the insurance carrier with regards to the “cost estimator”. Coverage is sufficient. Condition rescinded.   12/13/2017:  Property located in California and as such it is prohibited for the hazard insurance policy amount to exceed the replacement value of the improvements on the property.  To ensure we are in adherence with CA state law we will need documentation from the insurance company verifying the insurable amount, in many cases a form is provided referred to as a “cost estimator”.   Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves.; FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualified with FICO of 775.; Years Self Employed Borrower has been self-employed 15 years

300664259	86689dbf-aad3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The hazard policy reflects an effective date of XX/XX/XXXX, which is after the Note date, but prior to the disbursement date.		11/27/2017: Non-material finding, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.87%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300664259	256eadb1-80d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp, County Tax Stamp, and Recordation Stamp Tax listed in section E of the final Closing disclosure does not list the name of the government entities assessing the taxes.  Provide re-disclosed CD and letter of explanation.
11/27/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.87%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300664259	013671e5-80d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and County Property Tax in section F and the Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the name of the service provider and government entity assessing the tax.  Provide re-disclosed CD and letter of explanation.
11/27/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.87%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.90 months reserves

300664277	0d088e21-e0ca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Date Range
The LE dated XX/XX/XXXX reflects the Estimated Cash to Close on page 2 of $XXX,XXX versus the final CD reflects LE Estimated Cash to Close on page 3 of $XX,XXX.  Provided corrected CD and LOE to the borrower.
11/16/2017: A Post Close CD reflects the CD Estimated Cash to close of $XXX,XXX and LOE to the borrower. Condition Cleared. The loan will be rated a B for all agencies.
300664373	d08365f7-d4d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)	12/18/2017: Appraisal	12/18/2017: Audit reviewed the Appraisal Update and/or Completion Report, and has determined that the subject has been completed according to plans and specifications. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years Self Employed Borrower has 30 years on job

300664373	7868036d-d5d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The State Tax Stamp in section E of the final Closing Disclosure are paid to Other and missing the actual name of the government entity.  Provided corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years Self Employed Borrower has 30 years on job

300664373	1010778d-d5d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The homeowner's insurance premium in section F of the final Closing Document is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 163 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Years Self Employed Borrower has 30 years on job

300664374	4ab57bff-deae-43fd-8254-6876c9e992f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Notary Fee in section B of the final Closing Disclosure does not reflect the name of the actual payee. Provide re-disclosed CD and letter of explanation.		11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300664374	da0e5624-2be0-44bd-816e-531c03c67c91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide re-disclosed CD and letter of explanation.		11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300664374	2c74b198-0ecb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the payee and the government entity assessing the tax.  Additionally, the Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the service provider.  Provide re-disclosed CD and letter of explanation.
11/16/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300664647	aa82f67c-41ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP fee – section B: A credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file. The credit report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to borrower.
11/21/2017: Finding deemed non-material and will be graded a B for all agencies.
300664647	1527e3c5-2653-41e4-b302-9063b7a8d403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal report fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on the funding CD.
11/21/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
300664818	10f11bab-61aa-444a-a37a-bdd535a3a780	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require for H-9.	12/11/2017: LOE and RTC docsPlease advise what is required to rectify the issue. Thank you
12/12/2017: Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment via borrower’s signature on said document and corrected RTC were provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and will be rated a Fitch B. 12/11/2017: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment via borrower's signature on said document and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on 12/11/2017. Loan will be cleared when the rescission period has expired. Condition remains.12/06/2017:  To cure violation provide explanation letter and re-disclose the Right to Cancel.

300664818	8e2e6918-0b82-4c2f-adee-bff765ab0bb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood certification fees were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in file. The flood certification should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a LOE and confirmation to
Non-material per SFIG guidance. Loan will be graded a B for all agencies.
300664818	07cae1c0-0ad6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does reflect the payee for the Homeowner's Insurance Premium or the Property Taxes.		Non-material per SFIG guidance. Loan will be graded a B for all agencies.
300664852	f78248eb-c7e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/20/2017: CDA report provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300664852	c8ad59df-c6e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.		12/26/2017: Received VVOE dated within 10 days of note date. Condition cleared.
300664852	896d241e-c7e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HELOC agreement	Equity line agreement for secondary financing not provided.		12/26/2017: Received executed equity line agreement. Condition cleared.
300664852	d8b423b3-bee4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor’s Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.		12/26/2017: Received appraisal with corrected APN#. All numbers now match. Condition cleared.
300664852	78f0e692-c7e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and the “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized. Section A Fees: Section 1026.37(f): Under the subheading “origination charges”, and in the applicable columns as described in paragraph (f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300664853	68555446-84de-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Tax Payment due fee is reflected in section H of the final Closing Disclosure and should be reflected in Section F.		12/14/2017: Received post consummation correcting Section F fees. Explanation letter not provided. Non-material per SFIG guidance, loan will be graded a B for all agencies
300664857	ee25e9f8-15d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		12/05/2017: Received evidence of rate lock. Condition cleared.
300664861	fb559a3a-5ad9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment	Missing VVOE within 10 business days of closing as required per lender guidelines. VVOE in file dated XX/XX/XXXX.		12/04/2017: Received VVOE dated within 10 days prior to Note date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 103.80 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300664861	89e8d385-5ad9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	Missing initial 4506-T at application for borrower and co-borrower. An IRS Form 4506-T signed by the borrower is required at both application and closing per lender guidelines.		12/06/2017: Received executed, initial 4506-T for both borrowers. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 103.80 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300664861	29e6f0a4-2dd9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	571 - Appraisal Missing	CDA was not provided in file.		12/05/2017: CDA report provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 103.80 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300664861	86582f41-34d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees", "Processing Fees" and “Underwriting Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 103.80 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300664861	9f98fb7e-34d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee and Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file. The Flood Cert fee and Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee and Credit Report Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 103.80 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 22.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300664867	0d960207-47d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
Lender guideline requires documented equity to use rental income on a departing residence. Must be evidenced by an exterior or full appraisal dated within six (6) months of subject transaction or may be evidence by the original sales price and the current unpaid principal balance. The file is missing the documented equity.
12/20/2017: please see attached and rescind
12/20/2017: Audit reviewed evidence of the original sales price and current unpaid principle balance of the departure residence, and has determined that 25% of the sales price is $XXX,XXX.XX, which verifies the Borrower's equity in departure residence of, at least, 25%. Documentation was located within the original loan file. Condition rescinded.

 Years on Job Borrower has 8.17 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.06%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 783

300664879	d8d1c7c1-e4dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The city/county Tax Stamps and State Tax Stamps in section E of the final Closing Disclosure are missing the name of government entity accessing the tax. Provide corrected CD and LOE to borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300664879	001f5550-84ac-4b82-9447-4e0ac41eaf13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The funding CD dated reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the orrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300664942	3e941fa0-b46c-4da7-8303-eda626406970	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on final CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300665142	ef51139e-bbd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing hazard insurance declaration	The hazard insurance declaration in file reflects an effective date of XX/XX/XXXX which is after the Note date.		11/27/2017: The HOI is effective prior to funding and the loan will be rated a B for all agencies.
 LTV is lower than guideline maximum The guidelines allow 80% LTV, subject is 51.93%; FICO is higher than guideline minimum The guidelines allow a 700 minimum score, the borrower's is 787; No Mortgage Lates Over 65 months reviewed with no late payments

300665142	a816803a-bbd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/07/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum The guidelines allow 80% LTV, subject is 51.93%; FICO is higher than guideline minimum The guidelines allow a 700 minimum score, the borrower's is 787; No Mortgage Lates Over 65 months reviewed with no late payments

300665142	45c8a55b-001d-49fa-ad2e-355095480be7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Review fee of $XXX with no resulting COC for any subsequent disclosure.  The final CD reflects an Appraisal Review fee of $XXX resulting in a $XX refund due for cure.
11/27/2017: A RESPA Appraisal Review fee charge cure in $XX on the final CD. The loan will be rated a B for all agencies.
 LTV is lower than guideline maximum The guidelines allow 80% LTV, subject is 51.93%; FICO is higher than guideline minimum The guidelines allow a 700 minimum score, the borrower's is 787; No Mortgage Lates Over 65 months reviewed with no late payments

300665142	7ffccb87-df4a-47f8-b093-42f6a2178818	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Signing fee is reflected in Section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider should be listed in section B of the CD.  Provided corrected CD and LOE to the Borrower.
10/07/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum The guidelines allow 80% LTV, subject is 51.93%; FICO is higher than guideline minimum The guidelines allow a 700 minimum score, the borrower's is 787; No Mortgage Lates Over 65 months reviewed with no late payments

300665146	b93897a8-1dc9-4044-8896-8817d5144e4c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		A non-material exception has been underwritten resulting in an overall agency grade of ‘B’.
300665146	6afce4ad-6a29-4a67-9b9b-ce57650bf1a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. No cure.	12/13/2017: Initial CD12/11/2017: Disclosure Tracking
12/13/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. HOWEVER, loan file is MISSING copy of said CD. Provide initial CD. Condition remains.

300665146	f5b4286a-5f5f-4d56-a4a9-def7f7047f9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		A non-material exception has been underwritten resulting in an overall agency grade of ‘B’.
300665159	13ed5162-e1ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	11/29/2017: Please see attached signed payoff/closeout letter. Please clear the condition	11/29/2017: Audit reviewed executed Credit line closure letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides require FICO of 740, loan qualified with FICO of 774; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.74%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.90 months reserves

300665424	3e2bd997-64df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4566-T at application and closing. Executed 4506-T at application not provided.	12/13/2017: 4506T	12/13/2017: Audit reviewed the initial e-signed 4506-T, and has determined that said document was submitted at application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  802; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 57 months reserves

300665424	958a7762-d62c-4a28-be1f-1fde4d863c22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Lender cured on post CD.  Provide corrected CD and LOE to the Borrower.
12/12/2017: The lender corrected the finding on Post CD and is considered a non-material finding. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of  802; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 57 months reserves

300665785	d1e4cc8e-87c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Tax payees in section F of the final Closing Disclosure are missing the name of the service providers.  The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed.  Provide a corrected CD and LOE to the borrower within 60 days of consummation.
11/14/2017: Cured post-close, loan will be graded a B for all agencies
300665785	5d7af355-90c9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal		11/15/2017: CDA provided
300667726	c300884e-f6d5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. No Cure.		11/30/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
300667746	507eabc3-cad3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Misrepresentation of Housing History
The verification of rent has an incorrect end date of the rental unit. The year is incorrect reflecting the year XXXX. If corrected to the current year as if a typo, then the verification of employment is incomplete reflecting the most recent XX months. Please provide a Verification of Rent reflect 0x30 in the most recent XX months.
VOR in file verifies 72 months rental history with no 30 day late.
 No Rental Lates UW Guidelines requires the most recent 24rent history to be 0x30, loan qualifies with 24 months 0x30 rent history reportin on the VOR.; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualfiies with FICO of 779.; Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifies with 29 months reserves.

300667746	2c642f77-bf0f-4785-8a4a-94be40c1b47a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non material per SFIG guidance, Loan will be graded B for all agencies
 No Rental Lates UW Guidelines requires the most recent 24rent history to be 0x30, loan qualifies with 24 months 0x30 rent history reportin on the VOR.; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualfiies with FICO of 779.; Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifies with 29 months reserves.

300667746	bd15d935-d4d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the City and County tax. Provide corrected CD and LOE to the Borrower.		Non material per SFIG guidance, Loan will be graded B for all agencies
 No Rental Lates UW Guidelines requires the most recent 24rent history to be 0x30, loan qualifies with 24 months 0x30 rent history reportin on the VOR.; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualfiies with FICO of 779.; Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifies with 29 months reserves.

300667746	5ae4ec5b-d4d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
In section F of the final CD the name of the insurance company the insurance premium is to be paid to is missing. In section H of the final CD line 1 and line 2 are missing the names of the company the fees are to be paid to.
Non material per SFIG guidance, Loan will be graded B for all agencies
 No Rental Lates UW Guidelines requires the most recent 24rent history to be 0x30, loan qualifies with 24 months 0x30 rent history reportin on the VOR.; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualfiies with FICO of 779.; Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifies with 29 months reserves.

300667746	e99c9cf6-d2d3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV exceeds guidelines	Guideline max LTV is XX % for first time home buyers. The loan LTV is XX.XX% which exceeds lenders LTV limit.
12/08/2017: Exception has been pending for a week. Please provide an update. Thank you11/30/2017:As per our XXXXX XXXXXX XXXXXXX, XXXXX XXXXXXX, we received an approval to proceed with the old guidelines allowing >80% LTV for this file. Also sending email to XXX directly to address.

12/14/2017: After further review by the Client, Audit acknowledges the client approved guideline exception for LTV/CLTV exceeding guidelines. Loan will be rated a B.12/08/2017: Audit escalated the exception request to the Client, and it was not approved. Condition will remain as active and loan is rated IVR3 at this time.12/08/2017: Audit requested a status update from the client on the original Exception request.11/30/2017: Exception is pending review from client.

 No Rental Lates UW Guidelines requires the most recent 24rent history to be 0x30, loan qualifies with 24 months 0x30 rent history reportin on the VOR.; FICO is higher than guideline minimum UW Guidelines require FICO of 720, loan qualfiies with FICO of 779.; Reserves are higher than guideline minimum UW Guidelines require 12 months reserves, loan qualifies with 29 months reserves.

300667765	dd584187-d1b2-4e23-aa77-5bef7bae3c8e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/06/2017: The finding is considered a non-material finding. Loan will be graded a B for all agencies
300667765	7fcee92a-c3da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Review Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Review Fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
12/06/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300668304	9761685a-2fe0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a XXX letter, VOE with the XXX or regulatory agency/applicable licensing bureau.
12/18/2017: VOE verifications for all three businesses dated within 30 days of Note date. This info was already in the file that was uploaded.
12/18/2017: Audit concurs with the Lender Rebuttal, and has determined that the Self-Employment VOE verifications of all 3 business entities were located on pages XXX through XXX via State Business Search. Documentation was dated within 30 days of Note/Consummation date. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 38.33%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39 months reserves.

300668304	879dcb5a-30e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report Fee of $XX with no resulting COC for any subsequent disclosures. The CD reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.  Section J reflects $XX.XX tolerance cure that is sufficient.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 38.33%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763.; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39 months reserves.

300668326	d17942b1-9ed2-4046-a8db-855b67f61c95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing lease agreement for rental property- loan does not meet criteria for Qualified Mortgage.		12/18/2017: Duplicate finding. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; Years on Job Borrower has 21.5 years on job per WVOE,; FICO is higher than guideline minimum UW guides require FICO of 700, loan quaified with FICO of 748

300668326	e4ecc06a-93df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review appraisal is missing.		12/15/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; Years on Job Borrower has 21.5 years on job per WVOE,; FICO is higher than guideline minimum UW guides require FICO of 700, loan quaified with FICO of 748

300668326	ca7571fa-57e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
XX.XX% DTI exceeds 43% Lender DTI maximum. Lender approved loan with a 42.76% DTI-based on the payoff of a $XXX,XXX 1st Mortgage. File has no evidence of a Closing/Settlement statement or payoff for the Departure property.
12/18/2017: Received executed Settlement Statement reflecting sale of present home and lien paid. Removed payment from debt calculation. DTI 36.83%Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; Years on Job Borrower has 21.5 years on job per WVOE,; FICO is higher than guideline minimum UW guides require FICO of 700, loan quaified with FICO of 748

300668326	a8b436c6-93df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property B located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
12/18/2017: Audit received 1 year lease extension stating document binds Lessor and Lessee to terms & conditions of original lease. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; Years on Job Borrower has 21.5 years on job per WVOE,; FICO is higher than guideline minimum UW guides require FICO of 700, loan quaified with FICO of 748

300668326	26ba83ef-58e0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets Verified Were Not Sufficient to Close	Verified Assets totaled $XXX,XXX, cash required to close is $XXX,XXX = $XX,XXX shortfall. No evidence of Closing/Settlement statement or Net proceeds from sale of Departure property.		12/18/2017: Received executed Settlement Statement reflecting sale of present home. Sufficient cash to close and reserves verified. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; Years on Job Borrower has 21.5 years on job per WVOE,; FICO is higher than guideline minimum UW guides require FICO of 700, loan quaified with FICO of 748

300668326	3dea7bb9-93df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Missing Final Hud-1 from departure residence evidencing liens paid and netting sufficient cash to close and or reserves. Additional conditions may apply.		12/18/2017: Received executed Settlement Statement reflecting sale of present home and lien paid. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; Years on Job Borrower has 21.5 years on job per WVOE,; FICO is higher than guideline minimum UW guides require FICO of 700, loan quaified with FICO of 748

300668326	b1270008-94df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for #2 on the final application not provided.
12/18/2017:  Audit reviewed original loan file and mortgage statement.  Insurance p311 $XX.XX/month, tax on Schedule E $XXX.XX, escrow per mortgage statement $XXX.XX.  Audit used $XXX.XX for tax & $XX.XX for insurance.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; Years on Job Borrower has 21.5 years on job per WVOE,; FICO is higher than guideline minimum UW guides require FICO of 700, loan quaified with FICO of 748

300668537	955339cd-fad8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The county tax stamp listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		12/04/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300668537	20eda617-fad8-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The miscellaneous seller payout and natural hazard disclosure in section H of the final Closing Disclosure do not reflect the name of the service provider. Provide re-disclosed CD and letter of explanation. The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower
12/04/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300668540	a32e679d-9f88-4e6a-81a2-5872eb75d9d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City Tax Stamp and County Tax Stamp in section E of the final Closing Disclosure are missing the name of the government entity being paid. Provide a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300668540	054b053c-253b-485b-a6b7-fc247327fc84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
12/07/2017: PCCD and Letter
12/07/2017: Audit reviewed revised CD with corrected Estimated Taxes, Insurance and Assessments section, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300668540	001910a8-e6ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes are missing the name of the government entity accessing the tax.  Provide a corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300669709	127bd461-39f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert and Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee and Credit Report Fees are included in the origination of the loan.
01/05/2017: This finding is not material. Loan will be graded a B for all agencies.
300669864	5dca4ee9-b7d3-49f3-a0b4-26e9d8df7b36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300669867	e3d153a7-65df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after consummation date but before the Disbursement date. Loan will be graded a B for all agencies		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.89%; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV o f38.16%

300669867	7f305a92-5adf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Document Error	The Note was signed by an additional borrower that was not listed on the Final 1003 or qualified.		A non-material exception has been underwritten resulting in an overall agency grade of ‘B’.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.89%; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV o f38.16%

300669867	dfd37562-9135-45b9-bb48-6fefd89ba926	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an appraisal review fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal review fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on the funding CD.
12/12/2017: Final CD shows a sufficient tolerance cure in the amount of $XX Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.89%; LTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV o f38.16%

300669942	35f4bebd-8c07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Credit Score	Credit score of 718 < 720 the minimum credit score required per lender guidelines.	02/08/2017: Exception Croft	02/08/2017: Audit acknowledges the client approved guideline exception for FICO outside of guidelines. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 45.63%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.88%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.30 months reserves

300669942	6b2f653a-8c07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	02/08/2018: 1008	02/08/2018: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 45.63%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.88%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.30 months reserves

300669942	d7bbc7e6-8c07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized.  Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges”, and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in Section 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Loan will be Graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 45.63%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.88%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.30 months reserves

300669942	9b3cd0fb-8c07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee totaling $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Refund paid at closing.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 45.63%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.88%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.30 months reserves

300669945	cdeca6f1-8bea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material, loan will be rated a B for all agencies.
300669945	6aaa31d6-91ea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XX is required.
The Final CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300669977	b8af3e6d-8bd4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure is missing the name of the payee and the property taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.
11/28/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
300669982	65139399-abcf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The effective date of the hazard policy is after the Note date, but on the disbursement date.		11/22/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 26 years on job

300669982	c21e2b43-0220-4dec-a134-58c232bd88d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure was not provided in the loan file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
11/27/2017: Received Initial CD and evidence it was received. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 26 years on job

300669982	4a5147bf-c173-4899-8833-950dbf337454	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Wire Fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fee.  This title fee should be listed in section C of the CD.  Provide re-disclosed CD and letter of explanation.
11/22/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 26 years on job

300669982	974e4ef4-f8ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The City Tax Stamp, County Tax Stamp, and State Tax Stamp in section E of the final Closing Disclosure are paid to other and missing the actual name of the government entity.  Provided corrected CD and letter of explanation to the borrower.
11/22/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 26 years on job

300669982	659b97c3-7a8d-41ac-ab37-43e37e1fa24d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
11/28/2017: Revised PCCD and Letter
11/28/2017: Audit review of revised CD indicates corrected Estimated Taxes, Insurance and Assessments section, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated 'B'.   11/27/2017:  Received revised closing disclosure, however, it is incorrect.  Tax $XXX.XX + hazard $XXX.XX + flood $XXX.XX + HOA dues $X.XX = $XXXX.XX.  Post consummation CD reflects $XXXX.XX which does not include the HOA dues.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 26 years on job

300669982	a999d69f-f8ce-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium, Flood Insurance Premium and Property Taxes in section F of the final Closing Document are missing the name of the service provider and government entity assessing the tax. Provide corrected CD and letter of explanation to the Borrower.
11/22/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 26 years on job

300670032	a0a5ddf8-b3da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing hazard insurance declaration	Hazard Insurance effective date is after consummation date but before the Disbursement date.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Years in Primary Residence Borrower resided in primary residence 10 years; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752

300670033	0edaf68e-d4cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/17/2017: This finding is deemed non-material. Loan will be graded a B for all agencies.
300670033	76ec0932-e830-48da-b909-600ad21647ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects no fee for an Appraisal – 2nd Appraisal with no resulting CoC for any subsequent disclosures. The CD reflects a fee for Appraisal – 2nd Appraisal of $XXX.XX.  Additionally, the LE reflects a, Appraisal Review Fee of $XXX.XX with no resulting CoC for any subsequent disclosures resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
11/17/2017: Funding CD reflects $XXX credit for increase in Closing Costs above legal limit. Loan will be graded a B for all agencies.
300670041	19dd9397-49dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		12/13/2017: Received executed Broker Affiliated Business Disclosure. Condition cleared.
300670044	6e58d490-62dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		12/11/2017 - Loan will be Graded a B for all agencies.
300670048	fdad1074-2201-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification
A verbal verification of employment (VVOE) within 10 days of the note date as required by lender's guidelines was not provided for both borrowers'.  VVOE for both borrowers provided in the loan file are dated XX/XX/XXXX, which after the Note date.

01/26/2018:  Audit reviewed verifications.  Lender's guidelines require VVOE within 10 days of note date, not prior to. VVOEs dated XX/XX, note dated XX/XX, consummation date XX/XX.  Employment was verified within 10 days and prior to consummation.  Condition rescinded.

 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	d08bdf3e-b700-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraisal not provided	Appraisal was not provided in file.		01/26/2018: Received acceptable appraisal. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	447e442f-bf00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		01/26/2018: Received executed HELOC closure letter. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	38550125-bd00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	Missing Condo Questionnaire. Additional conditions may apply.		01/26/2018: Received condo warranty and questionnaire. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	a0ee1ed6-bd00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Mortgage	Missing VOM for private mortgage for REO property #2 on final application. Additional conditions may apply.		01/26/2018: Received evidence of satisfactory 22 months' payment history. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	8c4c60a0-bd00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The Borrowers' income be documented with most recent paystubs covering a 30 day period, prior two years W2s, complete personal tax returns for prior two years, all schedules and IRS transcripts prior two years.  If self-employed, business returns with all pages and all schedules must also be provided.  The loan file contains no income documentation.  Copies of the Borrowers' paystubs, W2s, tax returns and IRS transcripts are required to fulfill guidelines and QM requirements.  Additional conditions may apply.
01/26/2018: Received the following for each borrower: WVOE, paystubs, 2 years' W-2, XXXX & XXXX signed & dated tax returns. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	eef1c9fe-bc00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old.  The loan file is missing all asset documentation.  Additional conditions may apply.
01/26/2018: Received acceptable bank statements, IRA statement and source of large deposit. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	2c1c65e5-bc00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	Missing 1008 or Loan Approval.		01/26/2018: Received 1008. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	df5c7b6c-bd00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain XXXXXXX XXXXXX/XXXXX XXXXXXX Agreement	Missing XXXXX XXXXXXX Agreement. Additional conditions may apply.
01/29/2018:  Received XXXXXXX XXXXXX reflecting evidence of Borrower's XXXXX XXXXXXX XXXXXXXXXX. Condition cleared. 01/26/2018:  Final application reflects each borrower pays XXXXX XXXXXXX of $XXXX/month.  Received XXXXXXX XXXXXX with evidence of XXXXX XXXXXXX for Co-borrower.  Missing evidence of XXXXX XXXXXXX XXXXXXXXXX for Borrower.  Condition remains.

 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	b3dd1109-bf00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA fees for REO #2 listed on final application.	Document is also located on page XXX of the loan package submitted for review
01/26/2018:  Received evidence of HOA dues dated prior to closing.  Condition cleared (Note: page XXX is XXXX report)01/26/2018:  Received evidence of HOA dues,  However, it is dated post-closing.  QM does not allow post consummation reconciliation.  Condition remains.01/26/2018:  Audit reviewed documentation provided.  Evidence of HOA dues was not included.  Condition remains.

 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	d51e33dc-a702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	2017 YTD Balance Sheet for Schedule C business not provided which is required for the loan to be classified as a Qualified Mortgage.		01/31/2018: Received XXXX Balance Sheet for Schedule C business. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	e83461f5-a702-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	2017 YTD Profit & Loss statement for Schedule C business not provided which is required for the loan to be classified as a Qualified Mortgage.		01/31/2018: Received XXXX P&L Statement for Schedule C business. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	802a62cd-be00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.		01/26/2018: Received XXXX & XXXXX transcript. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	19a433a2-bb00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Serivces Borrower DID SHOP Fee - Section C exceed corresponding LE fee (0% Variance when Borrower is not permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XX.XX ($XX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XXX.XX to meet 10% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
The Final CD reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670048	478367b9-bf00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing initial Loan Estimate dated XX/XX/XXXX.		01/26/2018: Received evidence Borrower was provided with initial Loan Estimate within 3 days of application date. Condition cleared.
 Years in Field Borrower has 20 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported

300670051	72c3e85e-86e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA fees for subject property. Property is classified as condo with Flood and Hazard Insurance being insured in Association name with no Association fees show on appraisal report.
12/22/2017:  Audit reviewed Lender's rebuttal and original loan file.  The appraisal reflects no HOA dues and states this is typical in the subject's market.  None of the comps have HOA dues.  The questionnaire reflects no dues.  Condition cleared.

 Years on Job Borrower has 16.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%

300670051	9a640a99-89e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Commitment Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 16.3 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.56%

300670052	6f28d717-06e1-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	Per FEMA California Wildfires XX-XXXX, no individual assistance dollars have been approved, and thus a disaster inspection cannot be required.	12/22/2017: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.			Reserves are higher than guideline minimum 60 months reserves > 9 months required
300670052	d7dbc900-796f-4f61-b11e-d21ad52b8994	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Loan Originator fee  Section A of the Final Closing Disclosure is listed as Lender Fees, in such case needs to be itemized separately, or an attestation provided by lender. Provide corrected Cd and Latter of explanation to the Borrower
																12/14/2017: Finding deemed non-Material and rated an EV2.			Reserves are higher than guideline minimum 60 months reserves > 9 months required
300670052	a0543269-aa64-4baa-a03d-1b1ef65c296c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP not provided within 3 business days of application date.		12/14/2017: Finding deemed non-Material and rated an EV2.			Reserves are higher than guideline minimum 60 months reserves > 9 months required
300670218	0544153a-2ec4-4bfd-89c6-02ded6748be7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300670218	3454f89f-e135-44ec-a8e0-6c3aa76dbe2a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX resulting in a $X.XX refund due for cure.
The Final CD reflects a tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
300670218	b504d4c6-c250-4572-a525-a24a198063a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month versus the calculated value of $X,XXX.XX. The lender used the incorrect amount of $X,XXX.XX for the taxes and insurance versus the actual amount of $X,XXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300670228	d4b2a742-c3fb-41da-b53f-0f750b752b51	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the field titled Sellers name and address. Provide re-disclosed CD and letter of explanation.		12/05/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300670228	e465b6da-fbd9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list the Payee for the Property Taxes that were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
12/05/2017: Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300670233	b4c83988-541f-48f2-b550-33e2c7d82f90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLS not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		12/07/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 53.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 702; Years in Field Borrower has 22 years in Field

300670233	88de42f1-166e-4cc5-8dc2-5894259c882d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” and "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
12/07/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 53.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 702; Years in Field Borrower has 22 years in Field

300670233	e188eaa4-1228-4f8e-97d8-078bd6dc56b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		12/07/2017: A RESPA Appraisal fee charge cure of $XX on the final CD. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 53.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 702; Years in Field Borrower has 22 years in Field

300670234	ce21973d-d9d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	12/12/2017: see attached closeout letter for HELOC. Please clear the condition.	12/12/2017: Audit reviewed executed Authorization to Close Line of Credit, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Years in Primary Residence Borrower has resided in subject for 26 years; LTV is lower than guideline maximum UW Guides maximum LTV of 70%, loan qualified with LTV of 52.59%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795

300670241	1141ea42-37d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file		12/05/2017: CDA report provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualifed with 57.9 months reserves; DTI is lower than guideline maximum Guides maximum DTI of 43%, loan qualifed with DTI of 39.94; FICO is higher than guideline minimum Guides require FICO of 680, loan qualifed with FICO of 727

300670241	d2c16467-1ad9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Missing Copy of flood insurance policy.		12/07/2017: Received evidence of acceptable flood insurance. Condition cleared.
 Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualifed with 57.9 months reserves; DTI is lower than guideline maximum Guides maximum DTI of 43%, loan qualifed with DTI of 39.94; FICO is higher than guideline minimum Guides require FICO of 680, loan qualifed with FICO of 727

300670241	f16919a3-1ad9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	LTV Exceeds Guideline Limit	Lender guidelines requires a maximum LTV of 85% however the current LTV of the subject is 89.46%. Lender to provide UW reference GL matrix to confirm program acceptance.		12/13/2017: Client approved updated matrix that allows 90% LTV. Condition cleared.12/06/2017: Received Matrix dated XX/XX/XXXX. Pending Client review.
 Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualifed with 57.9 months reserves; DTI is lower than guideline maximum Guides maximum DTI of 43%, loan qualifed with DTI of 39.94; FICO is higher than guideline minimum Guides require FICO of 680, loan qualifed with FICO of 727

300670245	2d8ef741-58ea-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B: A Credit Report Fee and Flood Cert were not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD & LOE.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300670253	fda1d747-cdd3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300670478	2fdd90f4-a6ec-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.		01/04/2018: Received title policy. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300670478	a4380c12-d82c-4e61-b9a9-c3875ad7d5c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” and "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
12/28/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300670479	170e46a5-36dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.	01/03/2018: Exception Form attached
01/05/2018: Audit acknowledges the client approved guideline exception for co-borrower 4506-T outside of guidelines. Loan will be rated a B.01/03/2018: Audit reviewed attached documentation, and has determined that an Exception Request was submitted to the client and is still pending client review. Condition remains. 12/28/2017:  Pending Client exception request.12/13/2017:  Received 4506-T signed by both borrowers at application.  However, the Co-borrower's name and social security number are not on the form.  Please provide initial 4506-T for Co-borrower.  Condition remains.
Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670479	e824eb74-37dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs
Verified assets of $XXX,XXX.XX(includes EMD) less cash to close $XXX,XXX.XX(includes EMD) less 24 months reserves (subject) $XXX,XXX.XX less 2 months reserves (rental) $X,XXX.XX results in $XX,XXX.XX shortage of funds to close.  Additional verification of at least $XX,XXX.XX in assets required in order for loan to be classified as a Qualified Mortgage.

12/14/2017:  Received statements for accounts #3 & #4.  Verified assets $XXX,XXX.XX (liquid $XXX,XXX.XX) - CTC $XXX,XXX.XX - reserves subject $XXX,XXX.XX - REO reserves $X,XXX.XX = $XXX,XXX.XX excess reserves.  Condition cleared.
Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670479	fa5781eb-36dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Documentation
Missing copy of mortgage statement for REO property #2 reflected on final loan application (1003).  If mortgage statement does not break down taxes and insurance individually, a copy of the property tax bill and hazard insurance policy will be required.  Evidence of PITIA on REO #2 is required in order for loan to be classified as a Qualified Mortgage.
01/02/2018: Original tax bill was provided that does not have dates - please waive.
01/02/2018: Audit reviewed the Tax Information, and has determined that the Schedule E is sufficient to verify Taxes and Insurance for rental properties since there is no additional requirement for analysis of Schedule E in Appendix Q that outlines additional documentation requirements. Loan will be rated a B for updated tax amount provided post closing.  12/18/2017:  Evidence in the file reflects the document was obtained post-closing.  Condition remains.12/28/2017:  Pending management review12/26/2017:  Received evidence of property taxes.  However, document is dated post consummation and QM does not allow post-closing reconciliation.  Condition remains. 12/14/2017:  Received evidence of HOA dues (which were previously provided), mortgage & note to reflect Co-borrower's ex-spouse has loan on the previous property individually and mortgage statement for REO #2.  The mortgage statement reflects escrow is for taxes and/or insurance.  Please provide evidence of property taxes.  Condition remains.
Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670479	66bb1d8d-36dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	File is missing copy of title commitment.	12/19/2017: Title Policy
12/19/2017: Audit reviewed the Short Form Residential Loan Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/14/2017:  Received title commitment.  Please provide an updated Title Commitment clearing up Schedule B I #9 along with an updated Commitment date due to date being prior to the Application date OR provide a Final Title Policy.
Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670479	8509734a-38dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned
Bank account XX on final loan application reflects two large deposits of $XX,XXX.XX and $XX,XXX,XX.  File is missing documentation supporting source of large deposits.  Source of funds for both deposits required in order for loan to be classified as a Qualified Mortgage.

12/14/2017:  Lender’s guidelines state aggregate deposits > 50% required for funds must be fully sourced and documented and LOE from applicant obtained.  Borrower has a deposit to account #1 XX/XX/XXXX for $XX,XXX / combined income $XX,XXX.XX = 55.83%.  The statement the funds were transferred from is dated prior to the transfer.  Funds were deducted from assets.  Co-borrower has 3 ATM deposits to account XX in October:  XX/XX/XXXX $X,XXX.XX , XX/XX/XXXX $X,XXX.XX  + XX/XX/XXXX $X,XXX.XX = $XX,XXX.XX / combined income $XX,XXX.XX= 75.24%.  Funds were deducted from assets.  Condition cleared.
Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670479	0c65a112-38dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Missing verification regarding percentage of ownership for co-borrower with current employer since co-borrower is a partner.  Percentage of ownership required in order for loan to be classified as a Qualified Mortgage.
																12/26/2017: Received verification borrower does not own any shares in the firm. Condition cleared.			Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670479	b3586433-37dc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Missing copy of most recent two (2) months bank statements or most recent quarterly statement for bank account #3 reflected on the final loan application.  Copy of recent two (2) months statement or recent quarterly statement required in order for loan to be classified as a Qualified Mortgage.
																12/14/2017: Received 2 months statements for accounts #3 & #4. Condition cleared.			Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670479	446c9581-3adc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
																12/08/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies			Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 780; Years in Field Co-borrower has 15 years in field
300670491	9da97cc3-a1db-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	A copy of the recorded Mortgage/Deed of Trust was not provided.	Certified copy of the DOT.	12/12/2017: Received deed of trust. Fitch requirements met. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.41%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768

300670491	ca91b6b6-3f77-4c99-85e2-ee7f7b82c564	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	The LE dated XX/XX/XXXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided a corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.41%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 49.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768

300670492	a11861b3-3fca-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The County Tax Stamp in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. The Home owner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider.  Additionally, the Property Taxes are missing the name of the government entity accessing the tax.  The Miscellaneous Seller Payout and Natural Hazard Disclosure in section H of the final Closing Disclosure are missing the names of the service providers. Provide a corrected CD and LOE to the Borrower.
11/15/2017: This is deemed non-material. The loan will be rated a B for all agencies
300670493	ce264c3c-ceda-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The XXXXXXX loan was funded in a dry funding state.  XXXXX settlement statement in file indicates a cash to close of $XXX,XXX.XX vs. the XXXXX XX which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.
12/08/2017: Received final Settlement Statement, post consummation CD and evidence of delivery. Condition cleared. Loan will be rated a B.
300670493	7c3e6a88-ceda-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the XXXXX XXXXXXX Disclosure indicates the  Loan Estimate figure for Cash to Close of $XXX,XXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.XX.   Provide re-disclosed XX and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300670493	dcf09577-1f02-460b-b389-7524d15d0bfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The XXXXX XXXXXXX Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX month vs. the calculated value of $XXXX.XX a month. The XXXXXX  used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX.  (NOT IN ESCROW) Provide re-disclosed XX and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300670493	def3773a-cdda-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The County Tax Stamp in Section E of the final CD is missing the government entity. The Homeowner's Insurance Premium and Property Taxes in Section F of the final CD is missing the payees. The Natural Hazard Disclosure in Section H of the final CD is also missing the payee.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300670493	7da5f410-181c-4f24-b25a-9e66b6d7decb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300670495	a8ad525e-32d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/05/2017: CDA report provided reflecting a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300670495	5f30df74-32d9-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The State Tax / Stamps in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide a corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300673426	c08fe336-a4e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		12/26/2017: Received executed letter requesting account closure and release of security interest. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years in Field Borrower has 35 years in Field

300673426	112f642f-a6e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a $XXXX.XX refund to the borrower with no evidence of the refund check in the file vs. the final CD which reflects a cash to close of $XXXX.XX. Please provide funding CD, copy of the refund check for $XXXX.XX along with proof of delivery within 60 days of consummation.
12/26/2017: Received final settlement statement, letter of explanation and post consummation closing disclosure. Condition cleared. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years in Field Borrower has 35 years in Field

300673426	0bd12cbc-a5e5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years in Field Borrower has 35 years in Field

300673426	e68281a0-e62f-4c0b-b7d3-232987e3a45e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XX refund due for cure.		12/20/2017: A RESPA Appraisal charge cure on the final CD in the amount of $XX. The loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years in Field Borrower has 35 years in Field

300673426	8356d8b2-89cc-426f-96d7-502a2e8b33e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Funding occurred same day as RTC Expiration Date.		12/26/2017: Received letter of explanation and post consummation closing disclosure correcting the funding date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 43%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years in Field Borrower has 35 years in Field

300673430	bddaa6b2-89de-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing executed broker affiliated business disclosure and evidence of disclosure within three days of application, additional conditions may apply.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300673432	6aa6313a-0c21-47f8-9927-fe1bd33b0dcb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. Flood Certification fee Report should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300673432	d5cfb06e-1e13-4e06-bc1d-61577492a962	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX. The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.

12/18/2017:please see revised cd with the correct closing date of XX/XX and disbursement date of XX/XX, lox, tracking. Please clear the condition.12/15/2017: Please see attached final settlement statement which shows funds were disbursed on XX/XX, also attached is the revised cd reflecting XX/XX as the disbursement date. Please clear the condition

12/18/2017: Audit reviewed corrective Post Funding CD with corrected Disbursement and closing date, and has determined that the documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and evidence of shipment for evidentiary purposes within 60 days from error notification, was provided. Loan will be rated a Fitch B. 12/15/2017: Audit reviewed Post Funding CD with corrected Disbursement date, and has determined that borrower was given 3 full business days.  HOWEVER, the Post Funding CD reflects an incorrect closing date of XX/XX/XXXX; and the Final Closing Statement, also provided, does NOT match the Post Funding CD. Differences in the cash to borrower, as well as the pre-paid interest amounts. Provide the Final Closing Statement that matches the Post Funding CD with corrected closing date. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification are required. Condition remains.

300673554	23b818ed-d0e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood cert Fees was not reflected in Section B despite evidence of a Credit Report and Flood certificate in the file. The Credit Report and Flood cert Fees should be disclosed in Section B of the closing disclosure or an attestation the no fees was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300673554	7477959b-d2e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure showing Cash to close of $XXXXXX.XX per Buyer's Statement & Final Master Statement. Closing Disclosure statement provided in file shows Cash to Close of $XXXXXX.XX.		12/22/2017: Received settlement statement, post consummation closing disclosure and explanation letter. Condition cleared. Loan will be rated a B.
300673554	55aa6545-d2e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Closing disclosure section H #02 Natural Hazard Disclosure/Report fee is missing payee name.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300674653	c4d552f3-dee4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300674663	91f8fb7f-2395-43ef-a945-61bc2b0ca678	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $XXX resulting in a $XX refund due for cure. Cure provided per lender credit on final CD.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300677703	29e0038a-bdde-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Appraisal Review is missing.		12/12/2017: CDA report provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years on Job Borrower has 17 years on job; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.22%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 83.90 months reserves

300677703	43139d3e-bdde-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Title	The title insurance policy does not designate the amount insured.	12/20/2017: hi, please see attached. thank you	12/20/2017: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 Years on Job Borrower has 17 years on job; LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.22%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 83.90 months reserves

300678022	f100732a-eedd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The  Final LE dated reflects an Appraisal fee of $XXXX.XX with no resulting CoC for any subsequent disclosures. The Initial CD reflects an Appraisal Fee  of $XXXX.XX resulting in a $XXX.XX refund due for cure.  1026.19(f)(2)(v) - Tolerance Error:  Tolerance cure within 60 days of consummation.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
12/11/2017: Cure violation refunded on post closing CD
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 787; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68%

300678071	a9dcb3a5-973f-4c37-b7d5-44021e451c4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
300678090	465fef28-87da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
12/07/2017: Cost Estimator
12/07/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.1 months reserves

300678090	feb9c9a7-01da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees", "Processing Fees" and “Underwriting Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.1 months reserves

300678090	df56feb0-01da-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Credit Report Fee is included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.1 months reserves

300678090	ffd85bc8-d7b6-40da-aead-95258b80f1dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	Estimate Taxes, Insurance & Assessments "Other" is checked but no description was provided. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.1 months reserves

300678093	901c7ea6-e0d6-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and a Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300678377	301e7790-64df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/12/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300678377	afcaeed9-64df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provided corrected CD and LOE to the Borrower.		12/12/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300678377	0e152167-661a-4f08-8896-5aca18a4d2c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		12/12/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300678377	7bf76217-65df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The homeowner's insurance premium and Property Taxes in section F of the final Closing Document are missing the name of the service provider. In addition, the Miscellaneous Seller Payout and Natural Hazard Disclosure fees are paid to Other and missing the actual name of the service providers. Provide corrected CD and letter of explanation to the Borrower.
12/12/20017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300678377	dfc2e478-64df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/13/2017: CDA report provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300702282	8762a2fc-8ceb-4998-b0e5-352e1269a919	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgement of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial 3 business days prior to consummation.
01/15/2018: See attached screen shot showing that the CD was viewed three days prior to closing
01/15/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300703975	f9d24e5b-bbe5-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/20/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
300703975	593409b1-d1de-4d75-8f97-c43c8508b60d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		12/20/2017: A RESPA Appraisal charge cure of $XXX on final CD. The loan will be graded a B for all agencies.
300703975	16c06c8f-dce4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing complete CD. CD in file is missing information for Total of Payments, Other, and Contact Information. Please provide complete CD. Additional items may apply.		12/26/2017: Received explanation letter and complete post consummation closing disclosure. Condition cleared. Loan will be rated a B.
300704014	f70016ff-21dd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/13/2017: CDA report provided reflecting X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.36%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with26.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300704014	6830e965-02de-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Flood/Hazard Insurance	The Hazard insurance policy was not effective till one day after loan funding. Please provide proof of hazard coverage prior to the loan funding.	12/13/2017: Insurance	12/13/2017: Audit reviewed the Hazard Insurance Declaration, and has determined that the effective date is same day as closing. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.36%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with26.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300704014	81093226-22dd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Business Returns
XXX-XXXXXXXX Borrower:  Per Appendix Q, XXXX-XXXXXXXX consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent XXX years;  for a “X” XXXXXXXXXXX, signed copies of Federal business income tax returns for the last XXX years, with all applicable tax schedules.  Signed business returns not provided.
01/05/2018: Signed Business ReturnsXX/XX/XXXX: XXX. TAX RETURNSXX/XX/XXXX: Signed Tax Returns...Please be advised borrower is NOT XXXX XXXXXXXX...
01/05/2018: Audit reviewed executed XXXX/XXXX XXXXX for XXXXXXXX X - II (A) entity, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.12/19/2017: Audit reviewed XXXX/XXXX XXXXX and XX'X for XXXXXXX X - II (A) entity, and has determined that documentation was NOT executed. Provide executed XXXX/XXXX Business Returns. Condition remains. 12/15/2017: Audit consulted Compliance, and has determined that the Business tax returns would be required to establish the income trend for the XXXX-XXXXXXXXXX income over a XXX year period, not just what is reflected on the YTD XXXXXX XXX XXXX. No guidance received, to date, from outside counsel that would indicate tax returns are not required. Condition remains.  12/13/2017: Escalated to Compliance for further review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.36%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with26.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300704014	5323f60b-23dd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in XXXXXXX E of the XXXXX Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected XX and XXX to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.36%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with26.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300704014	235cd7cd-ec90-4bff-80c7-ab446eb64ec3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	the XX section X taxes collected at closing are missing the number of months being collected. Please provide the corrected XX and XXX to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.36%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with26.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732

300704841	cd2d8231-27e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300704841	cbc94306-25e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300704841	400b0646-16e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file;		12/20/2017: CDA report provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300704841	aeea21d0-4339-427a-a71e-5c36fc570ba8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300704841	ced62784-25e4-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the payee and the government entity assessing the tax.  Additionally, the Natural Hazard Disclosure and Water Certificate in section H of the final Closing Disclosure are missing the name of the payee.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300707986	aec3ab3a-3fdf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Failure to Obtain Hazard Insurance	The hazard insurance effective date is after the note and the disbursement date.
HI, please see attached pcd as well as loe to borrower and certification of delivery method. disbursement date was XX/XX which is the same as insurance effective date. This is a purchase transaction and should be sufficient. thanks so much!

12/14/2017:  Received explanation letter and post consummation CD.  Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.
FICO is higher than guideline minimum 749 FICO > 680 min required per guidelines; Years in Field Borrower in same field 19 years; Years Self Employed Borrower self employed 10 years
300707986	553f87d9-38df-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		12/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.			FICO is higher than guideline minimum 749 FICO > 680 min required per guidelines; Years in Field Borrower in same field 19 years; Years Self Employed Borrower self employed 10 years
300707986	af904abe-3fdf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																Non-material per SFIG guidance, loan will be graded a B for all agencies.			FICO is higher than guideline minimum 749 FICO > 680 min required per guidelines; Years in Field Borrower in same field 19 years; Years Self Employed Borrower self employed 10 years